                                                             File Nos. 333-54470
                                                                        811-3365
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
  Pre-Effective Amendment No.                                            [ ]
  Post-Effective Amendment No. 3                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 163                                                      [X]

                        (Check appropriate box or boxes.)

     METLIFE INVESTORS USA SEPARATE ACCOUNT A
     -----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS USA INSURANCE COMPANY
     -------------------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, California             92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service
          Richard C. Pearson
          Executive Vice President
          MetLife Investors USA Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, California  92660
          (949) 629-1317

     Copies to:
          W. Thomas Conner
          Sutherland, Asbill & Brennan
          1275 Pennsylvania Avenue, NW             Washington, DC 20004
          (202)383-0590

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b) of Rule 485
-----
  X    on May 1, 2003, pursuant to paragraph (b) of Rule 485
-----
      60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
      on (date) pursuant to paragraph (a)(1) of Rule 485
-----

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

                                EXPLANATORY NOTE

===============================================================================
Different versions of the Prospectus will be created from this Registration Statement. The primary difference between the versions of the Prospectuses created from this Registration Statement is the underlying funds available. The distribution system for each version of the Prospectus is different. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
===============================================================================

                                    PART A

                          The Variable Annuity Contract
                                    issued by

                     METLIFE INVESTORS USA INSURANCE COMPANY
                                       and
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us).

The annuity contract has 20 investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and 19 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

Met Investors Series Trust (Class B):

                      Met/AIM Mid Cap Core Equity Portfolio
                      Met/AIM Small Cap Growth Portfolio
                      Harris Oakmark International Portfolio (formerly State
                        Street Research Concentrated International Portfolio)
                      Janus Aggressive Growth Portfolio
                      Lord Abbett Bond Debenture Portfolio
                      Lord Abbett Growth and Income Portfolio
                      MFS(R)Research International Portfolio
                      Oppenheimer Capital Appreciation Portfolio
                      PIMCO Inflation Protected Bond Portfolio
                      PIMCO Innovation Portfolio
                      PIMCO Money Market Portfolio
                      PIMCO Total Return Portfolio
                      Met/Putnam Research Portfolio
                      T. Rowe Price Mid-Cap Growth Portfolio (formerly MFS(R)
                        Mid Cap Growth Portfolio)
                      Third Avenue Small Cap Value Portfolio

Metropolitan Series Fund, Inc.

                      Davis Venture Value Portfolio (Class E)
                      Harris Oakmark Focused Value Portfolio (Class B) Jennison Growth Portfolio (Class B)
                      MetLife Stock Index Portfolio (Class B)

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.

To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission
(SEC)and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.

The contracts:

o        are not bank deposits
o        are not FDIC insured
o        are not insured by any federal government agency
o        are not guaranteed by any bank or credit union
o        may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2003

TABLE OF CONTENTS                                                          Page

INDEX OF SPECIAL TERMS
HIGHLIGHTS
FEE TABLES AND EXAMPLES
1. THE ANNUITY CONTRACT
         Market Timing
2. PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Free Look
         Accumulation Units
         Account Value
         Contract Exchanges
3. INVESTMENT OPTIONS
         Transfers
         Dollar Cost Averaging Programs
         Three Month Market Entry Program
         Automatic Rebalancing Program
         Asset Allocation Programs
         Voting Rights
         Substitution of Investment Options
4. EXPENSES
         Product Charges
         Account Fee
         Guaranteed Minimum Income Benefit - Rider Charge
         Withdrawal Charge
         Reduction or Elimination of the Withdrawal Charge
         Premium and Other Taxes
         Transfer Fee
         Income Taxes
         Investment Portfolio Expenses
5. ANNUITY PAYMENTS (THE INCOME PHASE)
         Annuity Date
         Annuity Payments
         Annuity Options
         Guaranteed Minimum Income Benefit
6. ACCESS TO YOUR MONEY
         Systematic Withdrawal Program
         Suspension of Payments or Transfers
7. PERFORMANCE
8. DEATH BENEFIT
         Upon Your Death
         Standard Death Benefit - Principal Protection
         Optional Death Benefit - Annual Step-Up
         Optional Death Benefit - Compounded-Plus
         Additional Death Benefit - Earnings Preservation Benefit
         General Death Benefit Provisions
         Spousal Continuation
         Death of Annuitant
         Controlled Payout
9. FEDERAL INCOME TAX STATUS
         Taxation of Non-Qualified Contracts
         Taxation of Qualified Contracts
         Foreign Tax Credits
         Possible Tax Law Changes
10. OTHER INFORMATION
         MetLife Investors USA
         The Separate Account
         Distributor
         Requests and Elections
         Ownership
         Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
EDCA Examples with Multiple Purchase Payments

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Account Value
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Income Base
Income Phase
Investment Portfolios
Joint Owner
Owner
Purchase Payment
Separate Account

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the Guaranteed Minimum Income Benefit ("GMIB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you elect the GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan.
Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

INQUIRIES. If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES TABLE

WITHDRAWAL CHARGE (Note 1)                            7%
   (as a percentage of purchase payments

TRANSFER FEE (Note 2)                                 $0  (First 12 per year)
                                                      $25 (Thereafter)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See Expenses - Withdrawal Charge.)

Number of Complete Years from           Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
---------------------------                  --------
          0                                     7
          1                                     6
          2                                     5
          3 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

PERIODIC FEES AND EXPENSES TABLE

ACCOUNT FEE (Note 1)                               $30

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGE

  If no optional death benefit is selected         0.50% of Income Base (Note 2)
  If an optional death benefit is selected         0.45% of Income Base (Note 2)

SEPARATE ACCOUNT ANNUAL EXPENSES (referred to as
Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

  Mortality and Expense Charge                     1.35%
  Administration Charge                            0.25%
  Total Separate Account Annual Expenses           1.60%

Death Benefit Rider Charges (Optional)
(as a percentage of average account value in the Separate Account)

  Optional Death Benefit - Annual Step-Up          0.20%
  Optional Death Benefit - Compounded-Plus         0.35%

  Additional Death Benefit-Earnings Preservation   0.25%
  Benefit

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                         Minimum           Maximum
(expenses that are deducted from                     -------           -------
investment portfolio assets, including                0.56%             2.64%
management fees, 12b-1/service fees, and other expenses)

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                               Met/AIM             Harris               Lord        Lord       MFS(R)                 PIMCO
                    MET        Mid Cap   Met/AIM   Oakmark   Janus      Abbett      Abbett     Research  Oppenheimer  Inflation
                    INVESTORS  Core      Small Cap Inter-    Aggressive Bond        Growth and Inter-    Capital      Protected
                    SERIES     Equity    Growth    national  Growth     Debenture   Income     national  Appreciation Bond
                    TRUST      Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio  Portfolio Portfolio    Portfolio(2)
                    ---------  --------- --------- --------- ---------- ----------- ---------- --------- ------------ ------------
Management Fees                   0.75%     0.90%     0.85%      0.80%      0.60%      0.58%      0.80%     0.65%         0.50%

12b-1/Service Fees                0.25%     0.25%     0.25%      0.25%      0.25%      0.25%      0.25%     0.25%         0.25%

Other Expenses                    0.91%     1.17%     1.54%      0.64%      0.20%      0.10%      1.02%     0.32%         0.35%

Total Annual                      1.91%     2.32%     2.64%      1.69%      1.05%      0.93%      2.07%     1.22%         1.10%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------

NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR
WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual Portfolio
  Expense                         1.20%     1.30%     1.45%      1.15%      1.00%                 1.35%     1.00%         0.95%

The Net Total Portfolio Expenses in this Note have been restated to reflect contractual arrangements in effect as of May 1, 2003, under which investment advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios.

Each of these arrangements terminates on April 30, 2004 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangement.

The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2002.

NOTE 2. This investment portfolio is expected to be available for investment on or about May 1, 2003, and portfolio expenses are estimated for the year ended December 31, 2003.

continued below

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                             T. Rowe   Third     METRO-               Harris
                              PIMCO     PIMCO                Price     Avenue    POLITAN    Davis     Oakmark             Metlife
                   PIMCO      Money     Total     Met/Putnam Mid-Cap   Small Cap SERIES     Venture   Focused   Jennison  Stock
                   Innovation Market    Return    Research   Growth    Value     FUND       Value     Value     Growth    Index
                   Portfolio  Portfolio Portfolio Portfolio  Portfolio Portfolio INC.       Portfolio Portfolio Portfolio Portfolio
                   ---------- --------- --------- ---------- --------- --------- ---------- --------- --------- --------- ---------
Management Fees         0.95%    0.40%     0.50%     0.80%     0.75%     0.75%                0.75%      0.75%     0.68%   0.25%

12b-1/Service Fees      0.25%    0.25%     0.25%     0.25%     0.25%     0.25%                0.15%      0.25%     0.25%   0.25%

Other Expenses          0.76%    0.21%     0.15%     0.33%     0.51%     0.69%                0.05%      0.07%     0.06%   0.06%

Total Annual            1.96%    0.86%     0.90%     1.38%     1.51%     1.69%                0.95%      1.07%     0.99%   0.56%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------

NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR
WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense     1.35%                        1.15%     1.20%     1.25%

The Net Total Portfolio Expenses in this Note have been restated to reflect contractual arrangements in effect as of May 1, 2003, under which investment advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios.

Each of these arrangements terminates on April 30, 2004 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangement.

The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2002.

NOTE 2. This investment portfolio is expected to be available for investment on or about May 1, 2003, and portfolio expenses are estimated for the year ended December 31, 2003.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit rider, which is the most expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 2.20% on an annual basis.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

            TIME               TIME               TIME               TIME
           1 YEAR             3 YEAR             5 YEAR            10 YEAR
           ------             ------             ------            -------

      (a) $ 1,237.40     (a) $ 2,054.04     (a) $ 2,659.89     (a) $ 5,253.04
      (b) $ 1,033.37     (b) $ 1,466.04     (b) $ 1,720.50     (b) $ 3,581.66

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

            TIME               TIME               TIME               TIME
           1 YEAR             3 YEAR             5 YEAR            10 YEAR
           ------             ------             ------            -------

      (a) $   537.40     (a) $ 1,604.04     (a) $ 2,659.89     (a) $ 5,253.04
      (b) $   333.37     (b) $ 1,016.04     (b) $ 1,720.50     (b) $ 3,581.66

CHART 2. Chart 2 below assumes that you do not select optional death benefit riders or the Guaranteed Minimum Income Benefit rider, which is the least expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.60% on an annual basis.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

            TIME               TIME               TIME               TIME
           1 YEAR             3 YEAR             5 YEAR            10 YEAR
           ------             ------             ------            -------

      (a) $ 1,134.94     (a) $ 1,761.91     (a) $ 2,198.44     (a) $ 4,457.24
      (b) $   928.74     (b) $ 1,154.61     (b) $ 1,206.10     (b) $ 2,581.13

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

            TIME               TIME               TIME               TIME
           1 YEAR             3 YEAR             5 YEAR            10 YEAR
           ------             ------             ------            -------

      (a) $   434.94     (a) $ 1,311.91     (a) $ 2,198.44     (a) $ 4,457.24
      (b) $   228.74     (b) $   704.61     (b) $ 1,206.10     (b) $ 2,581.13

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us, and the minimum guaranteed interest rate will vary based on the state as to which the contract is issued. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING

The contracts and the underlying investment portfolios are not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying investment portfolios in which the Separate Account invests. If we determine that the exercise of the transfer right by you among the investment portfolios is or would be disruptive to the underlying portfolios or may disadvantage other owners, we may, in accordance with the terms of the contracts, impose restrictions on the allocation of purchase payments or transfers of account value. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers.")

2. PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o The minimum initial purchase payment we will accept is $10,000 when the contract is purchased as a non-qualified contract.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

o        We will accept a different amount if required by federal tax law.

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000 or any lower amount required by federal tax laws.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if your most recent purchase payment allocation included an allocation to the EDCA program, we will allocate your additional payments to the investment portfolios selected under the EDCA program. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

CONTRACT EXCHANGES

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

3. INVESTMENT OPTIONS

The contract offers 19 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE PORTFOLIO PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors USA and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

MET INVESTORS SERIES TRUST (Class B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

         Met/AIM Mid Cap Core Equity Portfolio
         Met/AIM Small Cap Growth Portfolio
         Harris Oakmark International Portfolio (formerly State Street Research
           Concentrated International Portfolio)
         Janus Aggressive Growth Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Growth and Income Portfolio
         MFS(R) Research International Portfolio
         Oppenheimer Capital Appreciation Portfolio
         PIMCO Inflation Protected Bond Portfolio
         PIMCO Innovation Portfolio
         PIMCO Money Market Portfolio
         PIMCO Total Return Portfolio
         Met/Putnam Research Portfolio
         T. Rowe Price Mid-Cap Growth Portfolio (formerly MFS(R) Mid Cap Growth Portfolio)
         Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.
------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Metropolitan Life Insurance Company is the subinvestment manager for the MetLife Stock Index Portfolio. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

         Davis Venture Value Portfolio (Class E)
         Harris Oakmark Focused Value Portfolio (Class B)
         Jennison Growth Portfolio (Class B)
         MetLife Stock Index Portfolio (Class B)

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase, but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "The Annuity Contract - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre- scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

o       The requirement of a minimum time period between each transfer;

o Not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

o Limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

o Requiring that a written transfer request be provided to us, signed by an owner.

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if either of the following conditions exist:

o The credited interest rate is equal to the guaranteed minimum rate; or

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

o A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone or other means acceptable to us. To elect this option, you must first provide us with a notice in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.") All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of a day when we receive a notice containing all the required information necessary to process the request.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.       STANDARD DOLLAR COST AVERAGING (DCA)

         This program allows you to
         systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

2.       ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

         The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

     You can make subsequent purchase payments while you have an active EDCA account in effect, provided however that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

         o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

         o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

         o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

         (See Appendix C for further examples of EDCA with multiple purchase payments.)

         The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

         The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

         If you decide you no longer want to participate in the program, all money remaining in your Enhanced DCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If a Dollar Cost Averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

         Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We currently make available an asset allocation program called the Asset Allocation Solution. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds and money market funds
- depending on your personal investing goals, tolerance for risk and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk of volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. The Asset Allocation Solution program is fully described in a brochure, and this brochure and the terms of the program should be reviewed with your account representative or other financial adviser.

If you elect to participate in the program, you must select one of five asset allocation strategies, each of which represents a diversified allocation of your account value allocated to the Separate Account among investment portfolios with a different level of risk. The strategies are: defensive allocation; moderate allocation; balanced allocation; growth allocation and aggressive allocation. Upon selection of a strategy, we will allocate all purchase payments in accordance with the percentage allocations provided for in such strategy. Each strategy will be updated periodically (at least annually) in light of changing circumstances and risks of the portfolios. By electing to participate in the program, you authorize us to automatically reallocate your account value allocated to the Separate Account to reflect the updated strategy.

Your participation in the Program is subject to the program's terms and conditions, and you may terminate your participation or change strategies at any time upon notice to us. We reserve the right to modify or terminate the program.

RECOGNIZED PROGRAMS. We also recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

If you participate in a Recognized Asset Allocation Program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees, excluding limits on market timing. (See "The Annuity Contract - Market Timing.")

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.35% of the average daily net asset value of each investment portfolio. We reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

         Annual Step-up Death Benefit                                     0.20%
         Compounded-Plus Death Benefit                                    0.35%
         Additional Death Benefit - Earnings Preservation Benefit         0.25%

For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25%.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the date when your contract was issued), we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A prorata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee.

After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit (GMIB) rider which you can select when you purchase the contract. If you select the GMIB rider, we will assess a charge during the accumulation phase equal to 0.50%% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. This charge is reduced to 0.45% of the income base in the event that you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued prior to February 15, 2003, the GMIB charge equals 0.35% of the income base.

The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a prorata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value prorata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

(1) Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

(2)      The free withdrawal amount described below; then

(3) Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
                                                            Withdrawal Charge
Number of Complete Years                                    (% of Purchase
from Receipt of Purchase Payment                            Payment)
--------------------------------                            --------
0                                                              7
1                                                              6
2                                                              5
3 and thereafter                                               0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE:  For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

The Nursing Home or Hospital Confinement Rider and/or Terminal Illness Rider may not be available in your state. (Check with your registered representative regarding availability). Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.




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PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 4%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment portfolios.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o        fixed account,
o        the available investment portfolio(s), or
o        a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.




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If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)       the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.




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OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS
GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you can elect the Guaranteed Minimum Income Benefit (GMIB) rider. This benefit may not be available in your state. You can only elect the GMIB at the time you purchase the contract and if you are age 75 or less. Once the GMIB is elected, the rider cannot be terminated except as described below. The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

The GMIB is designed to provide you a predictable level of future income (for life) regardless of investment performance or actual account value. Annuity payments under the specified life annuity options described below are determined by applying the value of the income base, as described below, to the GMIB Annuity Table specified in the GMIB rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. You retain the right to receive annuity payments at any time under the basic terms of your contract at the higher of guaranteed or current annuity purchase rates. The amount of lifetime income that the GMIB guarantees may be less than the amount of income that would be provided by applying your contract value on your annuity dates to then current payout rates.

Upon the exercise of the GMIB, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payment (The Income Phase).")

When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:

o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o        a joint survivor life annuity with a 10 year period certain.

EXAMPLE OF GMIB:

For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the GMIB for various ages at which annuity payments begin:

  Issue Age:               Age when payments begin       Minimum Monthly Annuity
                                                                Payments

      55                            65                           $  788
                                    70                           $1,187
                                    75                           $1,812

The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.

EXERCISING THE GMIB:

         You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary. If you have a qualified contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements.

         Nevertheless, you must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.

TERMINATING THE GMIB RIDER:

The GMIB rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o        The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o        Change of the owner, for any reason, unless we otherwise agree.

MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

INCOME BASE

The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: on the issue date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

         (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

                  (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

                  (2) If total partial withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB payment and charges for the GMIB rider.

While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and GMIB payment. If joint owners are named, the age of the oldest owner will be used to determine the income base.

The election of the GMIB may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.

6. ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)      by making a withdrawal (either a partial or a complete withdrawal);
(2)      by electing to receive annuity payments; or
(3)      when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o        less any applicable withdrawal charge,
o        less any premium or other tax,
o        less any account fee, and
o        less any applicable prorata GMIB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made prorata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o        trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

7. PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges
(including death benefit rider charges), account fee, withdrawal charges, GMIB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the Guaranteed Minimum Income Benefit using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

The SAI contain performance information. Future performance will vary and results shown are not necessarily representative of future results.

8. DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

         (1)      the account value; or
         (2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit, the death benefit will be the greatest of:

(1)      the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)      the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)      the account value; or
(2)      the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

(a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

(b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)      is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                               Benefit Percentage

                        Issue Age               Percentage
                        ---------               ----------

                   Ages 69 or younger              40%
                   Ages 70-79                      25%
                   Ages 80 and above                0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

         o   made on or after the taxpayer reaches age 59 1/2;

         o   made on or after the death of an owner;

         o   attributable to the taxpayer's becoming disabled;

         o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

         o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2003, $3,000 plus, for owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS conceivably may take the position that use of an optional death benefit rider adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $8,000 for 2003 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 15% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

SECTION 457(b) PLANS. A 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain taxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS.

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS USA

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company, a New York life insurance company. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 6% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions beginning in year two up to 1.00% of account value (less purchase payments received within the previous 12 months). Non-cash compensation may also be paid to broker dealers in forms such as expenses for conference trips, awards, prizes, and gifts as permitted by applicable regulatory requirements. Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

     Requests for service may be made:

     o        Through your registered representative

     o By telephone at (1-800-343-8496), between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

     o        In writing to our Annuity Service Center or

     o        By fax at (515) 457-4400

All other requests must be in written form, satisfactory to us.

We do not currently offer Internet transaction capability to contract owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or other means are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the our Annuity Service Center.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Condensed Financial Information
   Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2002. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)

CHART 1 - Contracts with Principal Protection Death Benefit with no additional death benefit riders (total separate account product charges equal 1.60% on an annual basis)

                                                      Period Ended          Period Ended
                                                        12/31/01               12/31/02
-----------------------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Met/AIM Mid Cap Core Equity Sub-Account
     Beginning of Period                                10.000000               10.986248
     End of Period                                      10.986248               9.642279
     Number of Accum. Units Outstanding                 1,556.6902              132,163.9536

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period                                10.000000               11.846939
     End of Period                                      11.846939               8.452139
     Number of Accum. Units Outstanding                 1,482.4173              268,553.3812

Janus Aggressive Growth Sub-Account
     Beginning of Period                                8.648464                7.298115
     End of Period                                      7.298115                5.182964
     Number of Accum. Units Outstanding                 38,216.9233             413,511.2877

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                14.059117               13.959514
     End of Period                                      13.959514               13.65917
     Number of Accum. Units Outstanding                 15,222.9831             468,584.0985

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                42.816790               41.336718
     End of Period                                      41.336718               33.30908
     Number of Accum. Units Outstanding                 25,174.5507             283,444.3228

MFS(R) Research International Sub-Account
     Beginning of Period                                9.519967                8.369761
     End of Period                                      8.369761                7.264815
     Number of Accum. Units Outstanding                 41,724.3680             474,894.8193

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period                                9.472551                8.455399
     End of Period                                      8.455399                6.262753
     Number of Accum. Units Outstanding                 97,723.8529             904,338.6137

PIMCO Innovation Sub-Account
     Beginning of Period                                7.816198                6.085109
     End of Period                                      6.085109                2.950399
     Number of Accum. Units Outstanding                 10,486.4609             121,435.5762

PIMCO Total Return Sub-Account
     Beginning of Period                                9.985193                10.521924
     End of Period                                      10.521924               11.31729
     Number of Accum. Units Outstanding                 109,024.7878            1,545,756.0996

PIMCO Money Market Sub-Account
     Beginning of Period                                10.064193               10.140463
     End of Period                                      10.140463               10.0889
     Number of Accum. Units Outstanding                 107,383.5426            276,469.8108





Met/Putnam Research Sub-Account
     Beginning of Period                                9.145551                8.054961
     End of Period                                      8.054961                6.277263
     Number of Accum. Units Outstanding                 36,170.6704             317,611.8795

Harris Oakmark International Sub-Account
(formerly State Street Research
Concentrated International Sub-Account)
     Beginning of Period                                10.000000               10.930643
     End of Period                                      10.930643               8.810879
     Number of Accum. Units Outstanding                 505.2650                123,769.8296

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS(R) Mid Cap Growth Sub-Account)
     Beginning of Period                                9.586900                8.225446
     End of Period                                      8.225446                4.52999
     Number of Accum. Units Outstanding                 51,342.2512             479,421.7944

Third Avenue Small Cap Value Portfolio
     Beginning of Period                                                        10.000000
     End of Period                                                              8.221481
     Number of Accum. Units Outstanding                                         212,188.0697

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period                                10.000000               10.844886
     End of Period                                      10.844886               8.269476
     Number of Accum. Units Outstanding                 2,723.8320              257,464.8647

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period                                10.855312               10.142784
     End of Period                                      10.142784               8.329664
     Number of Accum. Units Outstanding                 82,802.3132             819,404.6903

Harris Oakmark Focused Value Sub-Account (Class B)
     Beginning of Period                                10.589457               11.931546
     End of Period                                      11.931546               10.67755
     Number of Accum. Units Outstanding                 67,212.7388             599,211.0814

Jennison Growth Sub-Account (Class B)
     Beginning of Period                                                        10.000000
     End of Period                                                              7.617865
     Number of Accum. Units Outstanding                                         408,867.1183

CHART 2 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.10% on an annual basis)

                                                      Period Ended          Period Ended
                                                        12/31/01              12/31/02
-----------------------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Met/AIM Mid Cap Core Equity Sub-Account
     Beginning of Period                                10.000000               10.973778
     End of Period                                      10.973778               9.583231
     Number of Accum. Units Outstanding                 4,221.7300              49,001.7782

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period                                10.000000               11.833517
     End of Period                                      11.833517               8.400363
     Number of Accum. Units Outstanding                 10.0000                 58,847.5076

Janus Aggressive Growth Sub-Account
     Beginning of Period                                8.648464                7.273333
     End of Period                                      7.273333                5.139555
     Number of Accum. Units Outstanding                 28,976.0472             121,883.6353

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                14.059023               13.912076
     End of Period                                      13.912076               13.54485
     Number of Accum. Units Outstanding                 3,691.1500              60,620.1121





Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                42.815885               41.195623
     End of Period                                      41.195623               33.02951
     Number of Accum. Units Outstanding                 13,341.1175             51,219.7087

MFS(R) Research International Sub-Account
     Beginning of Period                                9.519967                8.341342
     End of Period                                      8.341342                7.203994
     Number of Accum. Units Outstanding                 10,545.1377             91,754.2761

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period                                9.472551                8.426695
     End of Period                                      8.426695                6.210289
     Number of Accum. Units Outstanding                 40,349.8349             196,297.8653

PIMCO Innovation Sub-Account
     Beginning of Period                                7.816198                6.064428
     End of Period                                      6.064428                2.925649
     Number of Accum. Units Outstanding                 9,158.1643              27,961.9367

PIMCO Total Return Sub-Account
     Beginning of Period                                9.985193                10.486253
     End of Period                                      10.486253               11.22269
     Number of Accum. Units Outstanding                 4,132.9971              186,013.9359

PIMCO Money Market Sub-Account
     Beginning of Period                                10.064193               10.106064
     End of Period                                      10.106064               10.00452
     Number of Accum. Units Outstanding                 22,880.9145             67,440.5347

Met/Putnam Research Sub-Account
     Beginning of Period                                9.145551                8.027613
     End of Period                                      8.027613                6.224695
     Number of Accum. Units Outstanding                 29,946.9371             82,793.7210

Harris Oakmark International Sub-Account
(formerly State Street Research
Concentrated International Sub-Account)
     Beginning of Period                                10.000000               10.918227
     End of Period                                      10.918227               8.756916
     Number of Accum. Units Outstanding                 236.6594                41,764.3818

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS(R) Mid Cap Growth Sub-Account)
     Beginning of Period                                9.586900                8.197496
     End of Period                                      8.197496                4.492007
     Number of Accum. Units Outstanding                 17,190.8913             136,027.9066

Third Avenue Small Cap Value Sub-Account
     Beginning of Period                                                        10.000000
     End of Period                                                              8.194
     Number of Accum. Units Outstanding                                         40,475.4661

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period                                10.000000               10.832576
     End of Period                                      10.832576               8.218811
     Number of Accum. Units Outstanding                 3,241.8681              120,581.3607

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period                                10.855312               10.108370
     End of Period                                      10.108370               8.259938
     Number of Accum. Units Outstanding                 45,756.6797             190,628.6535

Harris Oakmark Focused Value Sub-Account (Class B)
     Beginning of Period                                10.589457               11.891112
     End of Period                                      11.891112               10.58823
     Number of Accum. Units Outstanding                 24,632.4706             148,919.4605

Jennison Growth Sub-Account (Class B)
     Beginning of Period                                                        10.000000
     End of Period                                                              7.592378
     Number of Accum. Units Outstanding                                         45,658.2081


APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B):
-------------------------------------

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO

Investment Objective: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

Investment Objective: The Harris Oakmark International
Portfolio seeks long-term growth of capital.

JANUS AGGRESSIVE GROWTH PORTFOLIO

Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

Investment Objective: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO INNOVATION PORTFOLIO

Investment Objective: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO MONEY MARKET PORTFOLIO

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. [AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.]

PIMCO TOTAL RETURN PORTFOLIO

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM RESEARCH PORTFOLIO

Investment Objective: The Met/Putnam Research Portfolio seeks capital appreciation.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Investment Objective: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

Investment Objective: The Third Avenue Small Cap Value Portfolio seeks long term capital appreciation.

METROPOLITAN SERIES FUND, INC.
------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

Investment Objective: The investment objective of the Davis Venture Value Portfolio is growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO (CLASS B)

Investment Objective: The investment objective of the Harris Oakmark Focused Value Portfolio is long-term capital appreciation.

JENNISON GROWTH PORTFOLIO (CLASS B)

Investment Objective: The investment objective of the Jennison Growth Portfolio is long term growth of capital.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

APPENDIX C

EDCA Examples with Multiple Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                    ------Account Values------
     Beg of      Amount Allocated    Actual EDCA        EDCA        1st Payment    2nd Payment
     Month            to EDCA         Transfer      Account Value     Bucket         Bucket
     ------      ----------------    -----------    -------------   -----------    -----------
       1               12000            2000           10000          10000
       2                                2000            8095           8095
       3                                2000            6172           6172
       4                6000            3000            9230           3230           6000
       5                                3000            6309            261           6048
       6                                3000            3359              0           3359
       7                                3000             386              0            386
       8                                 389               0              0              0
       9                                   0               0              0              0
       10                                  0               0              0              0
       11                                  0               0              0              0
       12                                  0               0              0              0
       13                                  0               0              0              0
       14                                  0               0              0              0
       15                                  0               0              0              0


12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12)- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                    ------Account Values------
     Beg of      Amount Allocated    Actual EDCA        EDCA        1st Payment    2nd Payment
     Month            to EDCA         Transfer      Account Value     Bucket         Bucket
     ------      ----------------    -----------    -------------   -----------    -----------
       1               24000            2000           22000          22000
       2                                2000           20209          20209
       3                                2000           18401          18401
       4                                2000           16575          16575
       5                                2000           14732          14732
       6               12000            3000           23872          11872           12000
       7                                3000           21801           8985           12096
       8                                3000           18262           6070           12192
       9                                3000           15417           3128           12289
       10                               3000           12545            157           12387
       11                               3000            9645              0            9645
       12                               3000            6722              0            6722
       13                               3000            3776              0            3776
       14                               3000             806              0             806
       15                                812               0              0               0

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2003
                                       TO
                          PROSPECTUS DATED MAY 1, 2003

This supplements the prospectuses, dated May 1, 2003, for the Class L and Series L products issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company (the "Companies").

Effective as of March 17, 2003, the Companies suspended any allocations and/or transfers in excess of $100,000, in the aggregate, to the Fixed Account under the Class L and Series L Contracts. This suspension is based on the authority granted to the Companies under the terms of the Contracts and on the fact that the interest rate currently credited on account values allocated or transferred to the Fixed Account equals the guaranteed minimum interest rate of 3%. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                       AND

                     METLIFE INVESTORS USA INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2003, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366 (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2003.

                                TABLE OF CONTENTS

                                                                            PAGE

COMPANY

EXPERTS

CUSTODIAN

LEGAL MATTERS

DISTRIBUTION

   Reduction or Elimination of the Withdrawal Charge

CALCULATION OF PERFORMANCE INFORMATION

   Total Return

   Performance Information

PART 1 - SEPARATE ACCOUNT PERFORMANCE

PART 2 - HISTORICAL FUND PERFORMANCE

   Historical Unit Values

   Reporting Agencies

ANNUITY PROVISIONS

   Variable Annuity

   Fixed Annuity

   Mortality and Expense Guarantee

   Regulatory Restrictions on Transactions

TAX STATUS OF THE CONTRACTS

CONDENSED FINANCIAL INFORMATION

FINANCIAL STATEMENTS

                                     COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company , a New York life insurance company. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002. MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                                     EXPERTS

The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche is One City Centre, St. Louis, Missouri 63101.

                                    CUSTODIAN

MetLife Investors USA Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife Investors Distribution Company acts as the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis. MetLife Investors USA paid the following amounts to the distributor, and the distributor retained the following amounts for 2001 and 2002. No information is available for 2000.

2001      Received       $35,670,155
          Retained       $0

2002      Received       $90,280,308
          Retained       $0

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

>From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and GMIB rider charge. For purposes of calculating performance information, the GMIB rider charge is reflected as a percentage of account value. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                    n
            P (1 + T) = ERV

Where:

     P =          a hypothetical initial payment of $1,000

     T =          average annual total return

     n =          number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, withdrawal charge and GMIB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

The contracts are new and therefore have limited performance history. However, the Separate Account and certain portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. There are performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) as well as the portfolio expenses. There are also performance figures for the accumulation units that reflect the separate account product charge (including the death benefit rider charge), the account fee, the GMIB rider charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2002. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2002, may be different than the numbers shown below.

                      PART 1 - SEPARATE ACCOUNT PERFORMANCE

Shown below is the average annual total return of the separate account corresponding to each investment portfolio since the portfolio was first made available in the separate account.

There are 6 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the standard Principal Protection death benefit.

Chart 2 is for contracts with the optional Annual Step-Up death benefit.

Chart 3 is for contracts with the Principal Protection death benefit and the Additional Death Benefit - Earnings Preservation Benefit

Chart 4 is for contracts with the Compounded-Plus death benefit.

Chart 5 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 6 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including the death benefit rider charge, the account fee and the GMIB rider charge), the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including the death benefit rider charge) and fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2002:

METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                   Accumulation Unit Performance   Accumulation Unit Performance
L-SHARE VA                                                                     Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 1                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                           SEPARATE
                                                           ACCOUNT
                                                           INCEPTION
                                                             DATE
                                                              IN                           SINCE                         SINCE
                   PORTFOLIO                               PORTFOLIO   1 YEAR    5 YEAR  INCEPTION   1 YEAR    5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B          3/21/01  -34.71%       N/A   -26.01%   -28.98%       N/A   -21.87%
Met Investors - Lord Abbett Bond Debenture B                 3/21/01   -7.98%       N/A    -4.80%    -2.15%       N/A    -1.24%
Met Investors - Lord Abbett Growth & Income B                 2/9/01  -25.18%       N/A   -16.60%   -19.42%       N/A   -12.89%
Met Investors - Met Putnam Research Portfolio B              3/21/01  -27.82%       N/A   -17.45%   -22.07%       N/A   -13.57%
Met Investors - MFS Research International Portfolio B       3/21/01  -18.99%       N/A   -14.03%   -13.20%       N/A   -10.25%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.02%       N/A    -7.89%   -12.23%       N/A    -2.92%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.39%       N/A   -17.86%   -28.66%       N/A   -12.80%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.16%       N/A   -14.82%   -19.39%       N/A    -9.80%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.06%       N/A       N/A   -17.79%
Met Investors - Oppenheimer Capital Appreciation B           3/21/01  -31.67%       N/A   -20.04%   -25.93%       N/A   -16.10%
Met Investors - PIMCO Innovation Portfolio B                 3/21/01  -57.17%       N/A   -44.55%   -51.51%       N/A   -39.57%
Met Investors - PIMCO Money Market Portfolio B               3/21/01   -6.34%       N/A    -3.22%    -0.51%       N/A     0.30%
Met Investors - PIMCO Total Return Portfolio B               3/21/01    1.70%       N/A     2.81%     7.56%       N/A     6.22%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/21/01  -50.60%       N/A   -32.22%   -44.93%       N/A   -27.85%
MetLife - MetLife Stock Index B                              10/9/01  -29.50%       N/A   -19.41%   -23.75%       N/A   -14.34%
Zenith - Davis Venture Value E                               3/21/01  -23.65%       N/A   -13.53%   -17.88%       N/A    -9.76%
Zenith - Harris Oakmark Focused Value Series B               3/21/01  -16.30%       N/A     0.29%   -10.51%       N/A     3.74%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.08%       N/A       N/A   -23.82%





METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                   Accumulation Unit Performance   Accumulation Unit Performance
L-SHARE VA                                                                     Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 2                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                           SEPARATE
                                                           ACCOUNT
                                                           INCEPTION
                                                             DATE
                                                              IN                           SINCE                         SINCE
                   PORTFOLIO                               PORTFOLIO   1 YEAR    5 YEAR  INCEPTION   1 YEAR    5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B          3/20/01  -34.95%       N/A   -26.65%   -29.12%       N/A   -22.38%
Met Investors - Lord Abbett Bond Debenture B                  5/1/96   -8.31%       N/A     3.48%    -2.35%       N/A     4.08%
Met Investors - Lord Abbett Growth & Income B               12/11/89  -25.46%       N/A     8.38%   -19.58%       N/A     8.98%
Met Investors - Met Putnam Research Portfolio B              3/20/01  -28.09%       N/A   -18.97%   -22.23%       N/A   -14.94%
Met Investors - MFS Research International Portfolio B       3/20/01  -19.28%       N/A   -14.80%   -13.38%       N/A   -10.87%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.32%       N/A    -8.24%   -12.41%       N/A    -3.12%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.63%       N/A   -18.16%   -28.80%       N/A   -12.98%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.43%       N/A   -15.14%   -19.55%       N/A    -9.98%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.25%       N/A       N/A   -17.90%
Met Investors - Oppenheimer Capital Appreciation B           3/20/01  -31.92%       N/A   -21.19%   -26.08%       N/A   -17.09%
Met Investors - PIMCO Innovation Portfolio B                 3/20/01  -57.33%       N/A   -45.01%   -51.61%       N/A   -39.92%
Met Investors - PIMCO Money Market Portfolio B               3/20/01   -6.68%       N/A    -3.57%    -0.71%       N/A     0.11%
Met Investors - PIMCO Total Return Portfolio B               3/20/01    1.33%       N/A     2.54%     7.34%       N/A     6.11%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/20/01  -50.79%       N/A   -33.56%   -45.04%       N/A   -29.03%
MetLife - MetLife Stock Index B                              10/9/01  -29.75%       N/A   -19.71%   -23.90%       N/A   -14.51%
Zenith - Davis Venture Value E                                4/2/01  -23.92%       N/A   -15.10%   -18.04%       N/A   -11.12%
Zenith - Harris Oakmark Focused Value Series B                4/2/01  -16.61%       N/A    -1.04%   -10.69%       N/A     2.64%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.25%       N/A       N/A   -23.92%





METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                   Accumulation Unit Performance   Accumulation Unit Performance
L-SHARE VA                                                                     Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 3                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                           SEPARATE
                                                           ACCOUNT
                                                           INCEPTION
                                                             DATE
                                                              IN                           SINCE                         SINCE
                   PORTFOLIO                               PORTFOLIO   1 YEAR    5 YEAR  INCEPTION   1 YEAR    5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B          3/21/01  -34.89%       N/A   -26.21%   -29.16%       N/A   -22.06%
Met Investors - Lord Abbett Bond Debenture B                 3/21/01   -8.22%       N/A    -5.06%    -2.40%       N/A    -1.49%
Met Investors - Lord Abbett Growth & Income B                 2/9/01  -25.38%       N/A   -16.82%   -19.62%       N/A   -13.11%
Met Investors - Met Putnam Research Portfolio B              3/21/01  -28.02%       N/A   -17.67%   -22.26%       N/A   -13.79%
Met Investors - MFS Research International Portfolio B       3/21/01  -19.20%       N/A   -14.26%   -13.42%       N/A   -10.47%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.24%       N/A    -8.14%   -12.45%       N/A    -3.17%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.56%       N/A   -18.08%   -28.83%       N/A   -13.02%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.36%       N/A   -15.05%   -19.59%       N/A   -10.03%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.20%       N/A       N/A   -17.92%
Met Investors - Oppenheimer Capital Appreciation B           3/21/01  -31.86%       N/A   -20.26%   -26.12%       N/A   -16.31%
Met Investors - PIMCO Innovation Portfolio B                 3/21/01  -57.29%       N/A   -44.72%   -51.64%       N/A   -39.73%
Met Investors - PIMCO Money Market Portfolio B               3/21/01   -6.59%       N/A    -3.48%    -0.76%       N/A     0.05%
Met Investors - PIMCO Total Return Portfolio B               3/21/01    1.43%       N/A     2.54%     7.29%       N/A     5.96%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/21/01  -50.74%       N/A   -32.41%   -45.07%       N/A   -28.03%
MetLife - MetLife Stock Index B                              10/9/01  -29.69%       N/A   -19.63%   -23.94%       N/A   -14.56%
Zenith - Davis Venture Value E                               3/21/01  -23.85%       N/A   -13.76%   -18.08%       N/A    -9.99%
Zenith - Harris Oakmark Focused Value Series B               3/21/01  -16.53%       N/A     0.03%   -10.73%       N/A     3.48%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.21%       N/A       N/A   -23.95%





METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                   Accumulation Unit Performance   Accumulation Unit Performance
L-SHARE VA                                                                     Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 4                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                           SEPARATE
                                                           ACCOUNT
                                                           INCEPTION
                                                             DATE
                                                              IN                           SINCE                         SINCE
                   PORTFOLIO                               PORTFOLIO   1 YEAR    5 YEAR  INCEPTION   1 YEAR    5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B          3/21/01  -34.96%       N/A   -26.29%   -29.23%       N/A   -22.14%
Met Investors - Lord Abbett Bond Debenture B                 3/21/01   -8.32%       N/A    -5.16%    -2.49%       N/A    -1.59%
Met Investors - Lord Abbett Growth & Income B                 2/9/01  -25.46%       N/A   -16.91%   -19.70%       N/A   -13.20%
Met Investors - Met Putnam Research Portfolio B              3/21/01  -28.10%       N/A   -17.76%   -22.34%       N/A   -13.88%
Met Investors - MFS Research International Portfolio B       3/21/01  -19.29%       N/A   -14.35%   -13.51%       N/A   -10.56%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.33%       N/A    -8.24%   -12.54%       N/A    -3.26%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.64%       N/A   -18.16%   -28.91%       N/A   -13.11%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.44%       N/A   -15.14%   -19.68%       N/A   -10.12%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.25%       N/A       N/A   -17.98%
Met Investors - Oppenheimer Capital Appreciation B           3/21/01  -31.93%       N/A   -20.35%   -26.19%       N/A   -16.39%
Met Investors - PIMCO Innovation Portfolio B                 3/21/01  -57.34%       N/A   -44.78%   -51.69%       N/A   -39.79%
Met Investors - PIMCO Money Market Portfolio B               3/21/01   -6.68%       N/A    -3.58%    -0.86%       N/A    -0.05%
Met Investors - PIMCO Total Return Portfolio B               3/21/01    1.33%       N/A     2.43%     7.18%       N/A     5.85%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/21/01  -50.79%       N/A   -32.48%   -45.12%       N/A   -28.10%
MetLife - MetLife Stock Index B                              10/9/01  -29.76%       N/A   -19.71%   -24.02%       N/A   -14.64%
Zenith - Davis Venture Value E                               3/21/01  -23.93%       N/A   -13.85%   -18.16%       N/A   -10.08%
Zenith - Harris Oakmark Focused Value Series B               3/21/01  -16.62%       N/A    -0.08%   -10.82%       N/A     3.38%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.26%       N/A       N/A   -24.00%





METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                   Accumulation Unit Performance   Accumulation Unit Performance
L-SHARE VA                                                                     Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 5                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                           SEPARATE
                                                           ACCOUNT
                                                           INCEPTION
                                                             DATE
                                                              IN                           SINCE                         SINCE
                   PORTFOLIO                               PORTFOLIO   1 YEAR    5 YEAR  INCEPTION   1 YEAR    5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B          3/20/01  -35.13%       N/A   -26.85%   -29.30%       N/A   -22.57%
Met Investors - Lord Abbett Bond Debenture B                  5/1/96   -8.55%       N/A     3.22%    -2.59%       N/A     3.82%
Met Investors - Lord Abbett Growth & Income B               12/11/89  -25.66%       N/A     8.11%   -19.78%       N/A     8.71%
Met Investors - Met Putnam Research Portfolio B              3/20/01  -28.28%       N/A   -19.19%   -22.42%       N/A   -15.15%
Met Investors - MFS Research International Portfolio B       3/20/01  -19.50%       N/A   -15.03%   -13.59%       N/A   -11.10%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.54%       N/A    -8.48%   -12.63%       N/A    -3.36%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.80%       N/A   -18.38%   -28.98%       N/A   -13.20%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.63%       N/A   -15.37%   -19.76%       N/A   -10.21%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.38%       N/A       N/A   -18.03%
Met Investors - Oppenheimer Capital Appreciation B           3/20/01  -32.11%       N/A   -21.40%   -26.27%       N/A   -17.29%
Met Investors - PIMCO Innovation Portfolio B                 3/20/01  -57.45%       N/A   -45.17%   -51.73%       N/A   -40.07%
Met Investors - PIMCO Money Market Portfolio B               3/20/01   -6.92%       N/A    -3.82%    -0.96%       N/A    -0.14%
Met Investors - PIMCO Total Return Portfolio B               3/20/01    1.07%       N/A     2.27%     7.08%       N/A     5.84%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/20/01  -50.92%       N/A   -33.75%   -45.18%       N/A   -29.21%
MetLife - MetLife Stock Index B                              10/9/01  -29.94%       N/A   -19.93%   -24.09%       N/A   -14.73%
Zenith - Davis Venture Value E                                4/2/01  -24.13%       N/A   -15.33%   -18.25%       N/A   -11.34%
Zenith - Harris Oakmark Focused Value Series B                4/2/01  -16.83%       N/A    -1.30%   -10.91%       N/A     2.39%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.38%       N/A       N/A   -24.05%





METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                   Accumulation Unit Performance   Accumulation Unit Performance
L-SHARE VA                                                                     Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 6                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                           SEPARATE
                                                           ACCOUNT
                                                           INCEPTION
                                                             DATE
                                                              IN                           SINCE                         SINCE
                   PORTFOLIO                               PORTFOLIO   1 YEAR    5 YEAR  INCEPTION   1 YEAR    5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B          3/20/01  -35.23%       N/A   -26.97%   -29.41%       N/A   -22.69%
Met Investors - Lord Abbett Bond Debenture B                  5/1/01   -8.70%       N/A    -6.55%    -2.74%       N/A    -2.61%
Met Investors - Lord Abbett Growth & Income B               12/11/89  -25.78%       N/A     7.95%   -19.90%       N/A     8.55%
Met Investors - Met Putnam Research Portfolio B              3/20/01  -28.40%       N/A   -19.32%   -22.54%       N/A   -15.28%
Met Investors - MFS Research International Portfolio B        5/1/01  -19.63%       N/A   -20.18%   -13.72%       N/A   -15.94%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.67%       N/A    -8.62%   -12.76%       N/A    -3.51%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.91%       N/A   -18.51%   -29.08%       N/A   -13.33%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.75%       N/A   -15.50%   -19.88%       N/A   -10.34%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.47%       N/A       N/A   -18.12%
Met Investors - Oppenheimer Capital Appreciation B           3/20/01  -32.22%       N/A   -21.53%   -26.38%       N/A   -17.42%
Met Investors - PIMCO Innovation Portfolio B                  5/1/01  -57.52%       N/A   -51.71%   -51.81%       N/A   -46.23%
Met Investors - PIMCO Money Market Portfolio B               3/20/01   -7.07%       N/A    -3.99%    -1.10%       N/A    -0.31%
Met Investors - PIMCO Total Return Portfolio B                5/1/00    0.91%       N/A     2.74%     6.92%       N/A     6.13%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B       5/1/01  -51.01%       N/A   -42.44%   -45.26%       N/A   -37.44%
MetLife - MetLife Stock Index B                              1/22/01  -30.06%       N/A   -24.96%   -24.21%       N/A   -20.90%
Zenith - Davis Venture Value E                               4/19/95  -24.25%       N/A     8.16%   -18.37%       N/A     8.76%
Zenith - Harris Oakmark Focused Value Series B                4/2/01  -16.96%       N/A    -1.46%   -11.05%       N/A     2.23%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.46%       N/A       N/A   -24.13%

                      PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are new and therefore have limited performance history. However, certain investment portfolios have been in existence for some time and have an investment history. To show how the historical performance of the investment portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The charts below show the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are 6 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the standard Principal Protection death benefit.

Chart 2 is for contracts with the optional Annual Step-Up death benefit.

Chart 3 is for contracts with the Principal Protection death benefit and the Additional Death Benefit - Earnings Preservation Benefit

Chart 4 is for contracts with the Compounded-Plus death benefit.

Chart 5 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 6 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

o The performance figures in Column A reflect the fees and expenses paid by each portfolio's Class B shares since inception.

o Column B presents performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge, the account fee and the GMIB rider charges, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2002:

METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                                     Accumulation               Accumulation
L-SHARE VA                                                                         Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 1                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                   --------------------------- -------------------------- --------------------------

                                        PORTFOLIO                   10 YRS OR                  10 YRS OR                   10 YRS OR
                                        INCEPTION                     SINCE                      SINCE                       SINCE
                PORTFOLIO                  DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR   5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growt   2/12/01   -27.83%    N/A    -28.31%  -34.71%     N/A    -33.87%  -28.98%      N/A   -29.49%
Met Investors - Lord Abbett Bond Deben    5/1/96    -0.57%    N/A      0.33%   -7.98%   0.43%      3.84%   -2.15%    0.88%     4.29%
Met Investors - Lord Abbett Growth & I  12/11/89   -18.12%    N/A     -7.17%  -25.18%   0.82%      8.76%  -19.42%    1.25%     9.20%
Met Investors - Met Putnam Research Po   2/12/01   -20.81%    N/A    -20.64%  -27.82%     N/A    -25.98%  -22.07%      N/A   -21.93%
Met Investors - MFS Research Internati   2/12/01   -11.80%    N/A    -14.25%  -18.99%     N/A    -19.44%  -13.20%      N/A   -15.63%
Met Investors - MIST AIM Mid Cap Core    10/9/01   -10.82%    N/A     -1.35%  -18.02%     N/A     -7.89%  -12.23%      N/A    -2.92%
Met Investors - MIST AIM Small Cap Gro   10/9/01   -27.50%    N/A    -11.37%  -34.39%     N/A    -17.86%  -28.66%      N/A   -12.80%
Met Investors - MIST Harris Oakmark In   10/9/01   -18.09%    N/A     -8.33%  -25.16%     N/A    -14.82%  -19.39%      N/A    -9.80%
Met Investors - MIST Third Ave Small C    5/1/02       N/A    N/A    -16.90%      N/A     N/A    -25.06%      N/A      N/A   -17.79%
Met Investors - Oppenheimer Capital Ap   2/12/01   -24.73%    N/A    -20.74%  -31.67%     N/A    -26.08%  -25.93%      N/A   -22.03%
Met Investors - PIMCO Innovation Portf   2/12/01   -50.73%    N/A    -46.83%  -57.17%     N/A    -53.40%  -51.51%      N/A   -47.73%
Met Investors - PIMCO Money Market Por   2/12/01     1.09%    N/A      2.07%   -6.34%     N/A     -2.91%   -0.51%      N/A     0.45%
Met Investors - PIMCO Total Return Por   2/12/01     9.29%    N/A      8.49%    1.70%     N/A      3.55%    7.56%      N/A     6.77%
Met Investors - T Rowe Price Mid Cap G   2/12/01   -44.04%    N/A    -33.25%  -50.60%     N/A    -39.00%  -44.93%      N/A   -34.36%
MetLife - MetLife Stock Index B           5/1/90   -22.52%    N/A    -16.44%  -29.50%  -3.36%      7.44%  -23.75%   -2.93%     7.87%
Zenith - Davis Venture Value E          10/31/94   -16.55%    N/A    -14.94%  -23.65%  -0.39%      9.32%  -17.88%    0.04%     9.76%
Zenith - Harris Oakmark Focused Value    4/30/93    -9.06%    N/A      2.70%  -16.30%   3.48%      8.49%  -10.51%    3.94%     8.94%
Zenith - Zenith Jennison Growth Portfo    5/1/02       N/A    N/A    -23.00%      N/A     N/A    -31.08%      N/A      N/A   -23.82%





METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                                     Accumulation               Accumulation
L-SHARE VA                                                                         Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 2                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                   10 YRS OR                  10 YRS OR                   10 YRS OR
                                        INCEPTION                     SINCE                      SINCE                       SINCE
                PORTFOLIO                  DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR   5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growt   2/12/01   -27.83%    N/A    -28.31%  -34.95%     N/A    -34.13%  -29.12%      N/A   -29.63%
Met Investors - Lord Abbett Bond Deben    5/1/96    -0.57%    N/A      0.33%   -8.31%   0.08%      3.48%   -2.35%    0.68%     4.08%
Met Investors - Lord Abbett Growth & I  12/11/89   -18.12%    N/A     -7.17%  -25.46%   0.46%      8.38%  -19.58%    1.05%     8.98%
Met Investors - Met Putnam Research Po   2/12/01   -20.81%    N/A    -20.64%  -28.09%     N/A    -26.26%  -22.23%      N/A   -22.09%
Met Investors - MFS Research Internati   2/12/01   -11.80%    N/A    -14.25%  -19.28%     N/A    -19.75%  -13.38%      N/A   -15.80%
Met Investors - MIST AIM Mid Cap Core    10/9/01   -10.82%    N/A     -1.35%  -18.32%     N/A     -8.24%  -12.41%      N/A    -3.12%
Met Investors - MIST AIM Small Cap Gro   10/9/01   -27.50%    N/A    -11.37%  -34.63%     N/A    -18.16%  -28.80%      N/A   -12.98%
Met Investors - MIST Harris Oakmark In   10/9/01   -18.09%    N/A     -8.33%  -25.43%     N/A    -15.14%  -19.55%      N/A    -9.98%
Met Investors - MIST Third Ave Small C    5/1/02       N/A    N/A    -16.90%      N/A     N/A    -25.25%      N/A      N/A   -17.90%
Met Investors - Oppenheimer Capital Ap   2/12/01   -24.73%    N/A    -20.74%  -31.92%     N/A    -26.36%  -26.08%      N/A   -22.19%
Met Investors - PIMCO Innovation Portf   2/12/01   -50.73%    N/A    -46.83%  -57.33%     N/A    -53.59%  -51.61%      N/A   -47.83%
Met Investors - PIMCO Money Market Por   2/12/01     1.09%    N/A      2.07%   -6.68%     N/A     -3.26%   -0.71%      N/A     0.25%
Met Investors - PIMCO Total Return Por   2/12/01     9.29%    N/A      8.49%    1.33%     N/A      3.18%    7.34%      N/A     6.56%
Met Investors - T Rowe Price Mid Cap G   2/12/01   -44.04%    N/A    -33.25%  -50.79%     N/A    -39.24%  -45.04%      N/A   -34.49%
MetLife - MetLife Stock Index B           5/1/90   -22.52%    N/A    -16.44%  -29.75%  -3.70%      7.06%  -23.90%   -3.13%     7.66%
Zenith - Davis Venture Value E          10/31/94   -16.55%    N/A    -14.94%  -23.92%  -0.74%      8.94%  -18.04%   -0.16%     9.54%
Zenith - Harris Oakmark Focused Value    4/30/93    -9.06%    N/A      2.70%  -16.61%   3.12%      8.11%  -10.69%    3.73%     8.72%
Zenith - Zenith Jennison Growth Portfo    5/1/02       N/A    N/A    -23.00%      N/A     N/A    -31.25%      N/A      N/A   -23.92%





METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                                     Accumulation               Accumulation
L-SHARE VA                                                                         Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 3                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                   10 YRS OR                  10 YRS OR                   10 YRS OR
                                        INCEPTION                     SINCE                      SINCE                       SINCE
                PORTFOLIO                  DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR   5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growt   2/12/01   -27.83%    N/A    -28.31%  -34.89%     N/A    -34.06%  -29.16%      N/A   -29.66%
Met Investors - Lord Abbett Bond Deben    5/1/96    -0.57%    N/A      0.33%   -8.22%   0.18%      3.58%   -2.40%    0.63%     4.03%
Met Investors - Lord Abbett Growth & I  12/11/89   -18.12%    N/A     -7.17%  -25.38%   0.56%      8.49%  -19.62%    1.00%     8.93%
Met Investors - Met Putnam Research Po   2/12/01   -20.81%    N/A    -20.64%  -28.02%     N/A    -26.18%  -22.26%      N/A   -22.13%
Met Investors - MFS Research Internati   2/12/01   -11.80%    N/A    -14.25%  -19.20%     N/A    -19.66%  -13.42%      N/A   -15.84%
Met Investors - MIST AIM Mid Cap Core    10/9/01   -10.82%    N/A     -1.35%  -18.24%     N/A     -8.14%  -12.45%      N/A    -3.17%
Met Investors - MIST AIM Small Cap Gro   10/9/01   -27.50%    N/A    -11.37%  -34.56%     N/A    -18.08%  -28.83%      N/A   -13.02%
Met Investors - MIST Harris Oakmark In   10/9/01   -18.09%    N/A     -8.33%  -25.36%     N/A    -15.05%  -19.59%      N/A   -10.03%
Met Investors - MIST Third Ave Small C    5/1/02       N/A    N/A    -16.90%      N/A     N/A    -25.20%      N/A      N/A   -17.92%
Met Investors - Oppenheimer Capital Ap   2/12/01   -24.73%    N/A    -20.74%  -31.86%     N/A    -26.28%  -26.12%      N/A   -22.22%
Met Investors - PIMCO Innovation Portf   2/12/01   -50.73%    N/A    -46.83%  -57.29%     N/A    -53.54%  -51.64%      N/A   -47.86%
Met Investors - PIMCO Money Market Por   2/12/01     1.09%    N/A      2.07%   -6.59%     N/A     -3.16%   -0.76%      N/A     0.20%
Met Investors - PIMCO Total Return Por   2/12/01     9.29%    N/A      8.49%    1.43%     N/A      3.28%    7.29%      N/A     6.51%
Met Investors - T Rowe Price Mid Cap G   2/12/01   -44.04%    N/A    -33.25%  -50.74%     N/A    -39.18%  -45.07%      N/A   -34.52%
MetLife - MetLife Stock Index B           5/1/90   -22.52%    N/A    -16.44%  -29.69%  -3.60%      7.17%  -23.94%   -3.18%     7.60%
Zenith - Davis Venture Value E          10/31/94   -16.55%    N/A    -14.94%  -23.85%  -0.64%      9.05%  -18.08%   -0.21%     9.49%
Zenith - Harris Oakmark Focused Value    4/30/93    -9.06%    N/A      2.70%  -16.53%   3.22%      8.22%  -10.73%    3.68%     8.67%
Zenith - Zenith Jennison Growth Portfo    5/1/02       N/A    N/A    -23.00%      N/A     N/A    -31.21%      N/A      N/A   -23.95%





METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                                     Accumulation               Accumulation
L-SHARE VA                                                                         Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 4                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                   10 YRS OR                  10 YRS OR                   10 YRS OR
                                        INCEPTION                     SINCE                      SINCE                       SINCE
                PORTFOLIO                  DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR   5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growt   2/12/01   -27.83%    N/A    -28.31%  -34.96%     N/A    -34.13%  -29.23%      N/A   -29.73%
Met Investors - Lord Abbett Bond Deben    5/1/90    -0.57%    N/A      0.33%   -8.32%   0.08%      3.48%   -2.49%    0.53%     3.93%
Met Investors - Lord Abbett Growth & I  12/11/89   -18.12%    N/A     -7.17%  -25.46%   0.46%      8.38%  -19.70%    0.90%     8.82%
Met Investors - Met Putnam Research Po   2/12/01   -20.81%    N/A    -20.64%  -28.10%     N/A    -26.26%  -22.34%      N/A   -22.21%
Met Investors - MFS Research Internati   2/12/01   -11.80%    N/A    -14.25%  -19.29%     N/A    -19.75%  -13.51%      N/A   -15.93%
Met Investors - MIST AIM Mid Cap Core    10/9/01   -10.82%    N/A     -1.35%  -18.33%     N/A     -8.24%  -12.54%      N/A    -3.26%
Met Investors - MIST AIM Small Cap Gro   10/9/01   -27.50%    N/A    -11.37%  -34.64%     N/A    -18.16%  -28.91%      N/A   -13.11%
Met Investors - MIST Harris Oakmark In   10/9/01   -18.09%    N/A     -8.33%  -25.44%     N/A    -15.14%  -19.68%      N/A   -10.12%
Met Investors - MIST Third Ave Small C    5/1/02       N/A    N/A    -16.90%      N/A     N/A    -25.25%      N/A      N/A   -17.98%
Met Investors - Oppenheimer Capital Ap   2/12/01   -24.73%    N/A    -20.74%  -31.93%     N/A    -26.36%  -26.19%      N/A   -22.30%
Met Investors - PIMCO Innovation Portf   2/12/01   -50.73%    N/A    -46.83%  -57.34%     N/A    -53.60%  -51.69%      N/A   -47.91%
Met Investors - PIMCO Money Market Por   2/12/01     1.09%    N/A      2.07%   -6.68%     N/A     -3.26%   -0.86%      N/A     0.10%
Met Investors - PIMCO Total Return Por   2/12/01     9.29%    N/A      8.49%    1.33%     N/A      3.17%    7.18%      N/A     6.40%
Met Investors - T Rowe Price Mid Cap G   2/12/01   -44.04%    N/A    -33.25%  -50.79%     N/A    -39.25%  -45.12%      N/A   -34.59%
MetLife - MetLife Stock Index B           5/1/90   -22.52%    N/A    -16.44%  -29.76%  -3.69%      7.06%  -24.02%   -3.27%     7.49%
Zenith - Davis Venture Value E          10/31/94   -16.55%    N/A    -14.94%  -23.93%  -0.74%      8.94%  -18.16%   -0.31%     9.38%
Zenith - Harris Oakmark Focused Value    4/30/93    -9.06%    N/A      2.70%  -16.62%   3.12%      8.11%  -10.82%    3.58%     8.56%
Zenith - Zenith Jennison Growth Portfo    5/1/02       N/A    N/A    -23.00%      N/A     N/A    -31.26%      N/A      N/A   -24.00%





METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                                     Accumulation               Accumulation
L-SHARE VA                                                                         Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 5                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                   10 YRS OR                  10 YRS OR                   10 YRS OR
                                        INCEPTION                     SINCE                      SINCE                       SINCE
                PORTFOLIO                  DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR   5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growt   2/12/01   -27.83%    N/A    -28.31%  -35.13%     N/A    -34.31%  -29.30%      N/A   -29.81%
Met Investors - Lord Abbett Bond Deben    5/1/96    -0.57%    N/A      0.33%   -8.55%  -0.17%      3.22%   -2.59%    0.43%     3.82%
Met Investors - Lord Abbett Growth & I  12/11/89   -18.12%    N/A     -7.17%  -25.66%   0.21%      8.11%  -19.78%    0.80%     8.71%
Met Investors - Met Putnam Research Po   2/12/01   -20.81%    N/A    -20.64%  -28.28%     N/A    -26.46%  -22.42%      N/A   -22.29%
Met Investors - MFS Research Internati   2/12/01   -11.80%    N/A    -14.25%  -19.50%     N/A    -19.96%  -13.59%      N/A   -16.01%
Met Investors - MIST AIM Mid Cap Core    10/9/01   -10.82%    N/A     -1.35%  -18.54%     N/A     -8.48%  -12.63%      N/A    -3.36%
Met Investors - MIST AIM Small Cap Gro   10/9/01   -27.50%    N/A    -11.37%  -34.80%     N/A    -18.38%  -28.98%      N/A   -13.20%
Met Investors - MIST Harris Oakmark In   10/9/01   -18.09%    N/A     -8.33%  -25.63%     N/A    -15.37%  -19.76%      N/A   -10.21%
Met Investors - MIST Third Ave Small C    5/1/02       N/A    N/A    -16.90%      N/A     N/A    -25.38%      N/A      N/A   -18.03%
Met Investors - Oppenheimer Capital Ap   2/12/01   -24.73%    N/A    -20.74%  -32.11%     N/A    -26.56%  -26.27%      N/A   -22.38%
Met Investors - PIMCO Innovation Portf   2/12/01   -50.73%    N/A    -46.83%  -57.45%     N/A    -53.73%  -51.73%      N/A   -47.97%
Met Investors - PIMCO Money Market Por   2/12/01     1.09%    N/A      2.07%   -6.92%     N/A     -3.52%   -0.96%      N/A     0.00%
Met Investors - PIMCO Total Return Por   2/12/01     9.29%    N/A      8.49%    1.07%     N/A      2.91%    7.08%      N/A     6.29%
Met Investors - T Rowe Price Mid Cap G   2/12/01   -44.04%    N/A    -33.25%  -50.92%     N/A    -39.41%  -45.18%      N/A   -34.65%
MetLife - MetLife Stock Index B           5/1/90   -22.52%    N/A    -16.44%  -29.94%  -3.94%      6.79%  -24.09%   -3.37%     7.39%
Zenith - Davis Venture Value E          10/31/94   -16.55%    N/A    -14.94%  -24.13%  -0.99%      8.66%  -18.25%   -0.41%     9.27%
Zenith - Harris Oakmark Focused Value    4/30/93    -9.06%    N/A      2.70%  -16.83%   2.86%      7.84%  -10.91%    3.47%     8.45%
Zenith - Zenith Jennison Growth Portfo    5/1/02       N/A    N/A    -23.00%      N/A     N/A    -31.38%      N/A      N/A   -24.05%





METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                                     Accumulation               Accumulation
L-SHARE VA                                                                         Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 6                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                   10 YRS OR                  10 YRS OR                   10 YRS OR
                                        INCEPTION                     SINCE                      SINCE                       SINCE
                PORTFOLIO                  DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR   5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growt   2/12/01   -27.83%    N/A    -28.31%  -35.23%      N/A   -34.42%  -29.41%      N/A   -29.91%
Met Investors - Lord Abbett Bond Deben    5/1/96    -0.57%    N/A      0.33%   -8.70%   -0.33%     3.06%   -2.74%    0.27%     3.67%
Met Investors - Lord Abbett Growth & I  12/11/89   -18.12%    N/A     -7.17%  -25.78%    0.06%     7.95%  -19.90%    0.65%     8.55%
Met Investors - Met Putnam Research Po   2/12/01   -20.81%    N/A    -20.64%  -28.40%      N/A   -26.58%  -22.54%      N/A   -22.40%
Met Investors - MFS Research Internati   2/12/01   -11.80%    N/A    -14.25%  -19.63%      N/A   -20.09%  -13.72%      N/A   -16.14%
Met Investors - MIST AIM Mid Cap Core    10/9/01   -10.82%    N/A     -1.35%  -18.67%      N/A    -8.62%  -12.76%      N/A    -3.51%
Met Investors - MIST AIM Small Cap Gro   10/9/01   -27.50%    N/A    -11.37%  -34.91%      N/A   -18.51%  -29.08%      N/A   -13.33%
Met Investors - MIST Harris Oakmark In   10/9/01   -18.09%    N/A     -8.33%  -25.75%      N/A   -15.50%  -19.88%      N/A   -10.34%
Met Investors - MIST Third Ave Small C    5/1/02       N/A    N/A    -16.90%      N/A      N/A   -25.47%      N/A      N/A   -18.12%
Met Investors - Oppenheimer Capital Ap   2/12/01   -24.73%    N/A    -20.74%  -32.22%      N/A   -26.68%  -26.38%      N/A   -22.50%
Met Investors - PIMCO Innovation Portf   2/12/01   -50.73%    N/A    -46.83%  -57.52%      N/A   -53.82%  -51.81%      N/A   -48.04%
Met Investors - PIMCO Money Market Por   2/12/01     1.09%    N/A      2.07%   -7.07%      N/A    -3.69%   -1.10%      N/A    -0.17%
Met Investors - PIMCO Total Return Por   2/12/01     9.29%    N/A      8.49%    0.91%      N/A     2.74%    6.92%      N/A     6.13%
Met Investors - T Rowe Price Mid Cap G   2/12/01   -44.04%    N/A    -33.25%  -51.01%      N/A   -39.52%  -45.26%      N/A   -34.75%
MetLife - MetLife Stock Index B           5/1/90   -22.52%    N/A    -16.44%  -30.06%   -3.51%     7.41%  -24.21%   -2.94%     8.00%
Zenith - Davis Venture Value E          10/31/94   -16.55%    N/A    -14.94%  -24.25%   -1.14%     8.50%  -18.37%   -0.55%     9.11%
Zenith - Harris Oakmark Focused Value    4/30/93    -9.06%    N/A      2.70%  -16.96%    2.70%     7.68%  -11.05%    3.32%     8.29%
Zenith - Zenith Jennison Growth Portfo    5/1/02       N/A    N/A    -23.00%      N/A      N/A   -31.46%      N/A      N/A   -24.13%

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

    o dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

    o the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted prorata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is     (i)   the net asset value per share of the portfolio at the end of the current business day; plus

         (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is     (i)   the separate account product charges and for each day
               since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

         (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o        You may not make a transfer from the fixed account to the Separate
         Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o        You may make a transfer from the Separate Account to the fixed account.
         The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

                          TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment portfolios of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over Separate Account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the contract.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

                      CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2002. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.

CHART 3 CONTRACTS WITH ANNUAL STEP-UP DEATH BENEFIT (TOTAL SEPARATE ACCOUNT PRODUCT CHARGES EQUAL 1.70% ON AN ANNUAL BASIS)

                                                      Period Ended          Period Ended
                                                        12/31/01                12/31/02
----------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Met/AIM Mid Cap Core Equity Sub-Account
  (formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period      01/01/2002                10.000000               10.98375
     End of Period                                      10.98375                9.630429
     Number of Accum. Units Outstanding                 10.0000                 79,619.5967

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period      01/01/2002                10.000000               11.84425
     End of Period                                      11.84425                8.441761
     Number of Accum. Units Outstanding                 3,695.5061              239,467.0887

Janus Aggressive Growth Sub-Account
     Beginning of Period      01/01/2002                8.648464                7.293152
     End of Period                                      7.293152                5.17425
     Number of Accum. Units Outstanding                 11,506.5383             346,505.3952

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      01/01/2002                14.059023               13.94994
     End of Period                                      13.94994                13.63616
     Number of Accum. Units Outstanding                 10,418.0205             380,786.9381

Lord Abbett Growth and Income Sub-Account
     Beginning of Period      01/01/2002                42.815885               41.30777
     End of Period                                      41.30777                33.25242
     Number of Accum. Units Outstanding                 22,152.9376             219,366.5993





MFS Research International Sub-Account
     Beginning of Period      01/01/2002                9.519967                8.364074
     End of Period                                      8.364074                7.252608
     Number of Accum. Units Outstanding                 15,667.5083             367,146.2220

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period      01/01/2002                9.472551                8.449647
     End of Period                                      8.449647                6.252226
     Number of Accum. Units Outstanding                 46,386.5135             802,287.1622

PIMCO Innovation Sub-Account
     Beginning of Period      01/01/2002                7.816198                6.080967
     End of Period                                      6.080967                2.945438
     Number of Accum. Units Outstanding                 3,463.1412              79,108.7676

PIMCO Total Return Sub-Account
     Beginning of Period      01/01/2002                9.985193                10.51478
     End of Period                                      10.51478                11.2983
     Number of Accum. Units Outstanding                 65,421.4844             890,601.6972

PIMCO Money Market Sub-Account
     Beginning of Period      01/01/2002                10.064193               10.13357
     End of Period                                      10.13357                10.07196
     Number of Accum. Units Outstanding                 14,466.2524             153,417.0502

Met/Putnam Research Sub-Account
     Beginning of Period      01/01/2002                9.145551                8.04948
     End of Period                                      8.04948                 6.26671
     Number of Accum. Units Outstanding                 22,087.3622             150,739.4273

Harris Oakmark International Sub-Account
(formerly State Street Research
Concentrated International Sub-Account)
     Beginning of Period      01/01/2002                10.00000                10.92816
     End of Period                                      10.92816                8.800051
     Number of Accum. Units Outstanding                 3,351.6173              95,533.1009

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS Mid Cap Growth Sub-Account)
     Beginning of Period      01/01/2002                9.5869                  8.219849
     End of Period                                      8.219849                4.522374
     Number of Accum. Units Outstanding                 23,355.5427             520,129.0926

Third Avenue Small Cap Value Portfolio
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              8.215979
     Number of Accum. Units Outstanding                                         189,189.3096

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period      01/01/2002                10.000000               10.84242
     End of Period                                      10.84242                8.259307
     Number of Accum. Units Outstanding                 8,266.4848              339,244.6525

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period      01/01/2002                10.855312               10.1359
     End of Period                                      10.1359                 8.31567
     Number of Accum. Units Outstanding                 72,351.8575             809,651.6805

Harris Oakmark Focused Value Sub-Account (Class B)
  (formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period      01/01/2002                10.589457               11.92345
     End of Period                                      11.92345                10.65963
     Number of Accum. Units Outstanding                 52,754.7961             465,563.0966

Jennison Growth Sub-Account (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              7.61276
     Number of Accum. Units Outstanding                                         433,200.1350





CHART 4 CONTRACTS WITH COMPOUNDED-PLUS DEATH BENEFIT OR ADDITIONAL DEATH
BENEFIT-EARNINGS PRESERVATION BENEFIT (TOTAL SEPARATE ACCOUNT PRODUCT CHARGES
EQUAL 1.85% ON AN ANNUAL BASIS)

                                                      Period Ended          Period Ended
                                                        12/31/01                12/31/02
----------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Met/AIM Mid Cap Core Equity Sub-Account
  (formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period      01/01/2002                10.000000               10.98001
     End of Period                                      10.98001                9.612701
     Number of Accum. Units Outstanding                 1,090.4842              140,993.8938

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period      01/01/2002                10.000000               11.84023
     End of Period                                      11.84023                8.426214
     Number of Accum. Units Outstanding                 1,107.2155              305,189.0484

Janus Aggressive Growth Sub-Account
     Beginning of Period      01/01/2002                8.648464                7.285714
     End of Period                                      7.285714                5.161212
     Number of Accum. Units Outstanding                 30,383.2301             413,906.1616

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      01/01/2002                14.059023               13.93573
     End of Period                                      13.93573                13.60184
     Number of Accum. Units Outstanding                 11,584.4733             552,961.5418

Lord Abbett Growth and Income Sub-Account
     Beginning of Period      01/01/2002                42.815885               41.26568
     End of Period                                      41.26568                33.16866
     Number of Accum. Units Outstanding                 12,641.7390             247,664.1702

MFS Research International Sub-Account
     Beginning of Period      01/01/2002                9.519967                8.355529
     End of Period                                      8.355529                7.234336
     Number of Accum. Units Outstanding                 22,079.3450             448,758.5301

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period      01/01/2002                9.472551                8.441032
     End of Period                                      8.441032                6.236469
     Number of Accum. Units Outstanding                 39,783.6444             944,987.3446

PIMCO Innovation Sub-Account
     Beginning of Period      01/01/2002                7.816198                6.074755
     End of Period                                      6.074755                2.937996
     Number of Accum. Units Outstanding                 10,902.2289             118,512.5513

PIMCO Total Return Sub-Account
     Beginning of Period      01/01/2002                9.985193                10.50408
     End of Period                                      10.50408                11.26989
     Number of Accum. Units Outstanding                 64,645.0224             1,324,727.6724

PIMCO Money Market Sub-Account
     Beginning of Period      01/01/2002                10.064193               10.12325
     End of Period                                      10.12325                10.04661
     Number of Accum. Units Outstanding                 59,895.3346             569,120.2872

Met/Putnam Research Sub-Account
     Beginning of Period      01/01/2002                9.145551                8.041271
     End of Period                                      8.041271                6.250922
     Number of Accum. Units Outstanding                 20,788.6354             249,285.3435

Harris Oakmark International Sub-Account
(formerly State Street Research
Concentrated International Sub-Account)
     Beginning of Period      01/01/2002                10.000000               10.92443
     End of Period                                      10.92443                8.783853
     Number of Accum. Units Outstanding                 2,286.5989              145,519.8009

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS Mid Cap Growth Sub-Account)
     Beginning of Period      01/01/2002                9.5869                  8.211448
     End of Period                                      8.211448                4.510946
     Number of Accum. Units Outstanding                 36,128.3584             549,320.3061





Third Avenue Small Cap Value Portfolio
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              8.207727
     Number of Accum. Units Outstanding                                         252,665.8726

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period      01/01/2002                10.000000               10.83873
     End of Period                                      10.83873                8.244099
     Number of Accum. Units Outstanding                 6,992.7311              235,121.2089

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period      01/01/2002                10.855312               10.12557
     End of Period                                      10.12557                8.294725
     Number of Accum. Units Outstanding                 42,180.0449             890,886.6302

Harris Oakmark Focused Value Sub-Account (Class B)
  (formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period      01/01/2002                10.589457               11.91131
     End of Period                                      11.91131                10.63279
     Number of Accum. Units Outstanding                 35,600.4810             555,221.1762

Jennison Growth Sub-Account (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              7.605115
     Number of Accum. Units Outstanding                                         523,517.8814





CHART 5 CONTRACTS WITH ANNUAL STEP-UP DEATH BENEFIT AND ADDITIONAL DEATH
BENEFIT-EARNINGS PRESERVATION BENEFIT (TOTAL SEPARATE ACCOUNT PRODUCT CHARGES
EQUAL 1.95% ON AN ANNUAL BASIS)

                                                      Period Ended          Period Ended
                                                        12/31/01                12/31/02
----------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Met/AIM Mid Cap Core Equity Sub-Account
  (formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period      01/01/2002                10.000000               10.97751
     End of Period                                      10.97751                9.600911
     Number of Accum. Units Outstanding                 10.0000                 15,208.4794

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period      01/01/2002                10.000000               11.83754
     End of Period                                      11.83754                8.415864
     Number of Accum. Units Outstanding                 1,012.3859              30,708.3257

Janus Aggressive Growth Sub-Account
     Beginning of Period      01/01/2002                8.648464                7.28076
     End of Period                                      7.28076                 5.152539
     Number of Accum. Units Outstanding                 12,363.9664             41,484.3148

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      01/01/2002                14.059023               13.92627
     End of Period                                      13.92627                13.57903
     Number of Accum. Units Outstanding                 12,846.7331             56,391.6592

Lord Abbett Growth and Income Sub-Account
     Beginning of Period      01/01/2002                42.815885               41.23764
     End of Period                                      41.23764                33.11293
     Number of Accum. Units Outstanding                 14,208.9998             40,786.4038

MFS Research International Sub-Account
     Beginning of Period      01/01/2002                9.519967                8.349848
     End of Period                                      8.349848                7.222181
     Number of Accum. Units Outstanding                 14,930.2230             73,469.5588

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period      01/01/2002                9.472551                8.435299
     End of Period                                      8.435299                6.225984
     Number of Accum. Units Outstanding                 54,852.2818             157,453.2366

PIMCO Innovation Sub-Account
     Beginning of Period      01/01/2002                7.816198                6.070623
     End of Period                                      6.070623                2.933046
     Number of Accum. Units Outstanding                 23,555.1960             34,128.5316

PIMCO Total Return Sub-Account
     Beginning of Period      01/01/2002                9.985193                10.49694
     End of Period                                      10.49694                11.25098
     Number of Accum. Units Outstanding                 57,492.1038             190,753.5580

PIMCO Money Market Sub-Account
     Beginning of Period      01/01/2002                10.064193               10.11638
     End of Period                                      10.11638                10.02977
     Number of Accum. Units Outstanding                 2,518.6384              55,169.4909

Met/Putnam Research Sub-Account
     Beginning of Period      01/01/2002                9.145551                8.035812
     End of Period                                      8.035812                6.240417
     Number of Accum. Units Outstanding                 39,041.8057             77,944.5203

Harris Oakmark International Sub-Account
(formerly State Street Research
Concentrated International Sub-Account)
     Beginning of Period      01/01/2002                10.000000               10.92195
     End of Period                                      10.92195                8.773064
     Number of Accum. Units Outstanding                 867.7053                9,080.1551

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS Mid Cap Growth Sub-Account)
     Beginning of Period      01/01/2002                9.5869                  8.205862
     End of Period                                      8.205862                4.503363
     Number of Accum. Units Outstanding                 25,276.7053             80,671.5299





Third Avenue Small Cap Value Portfolio
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              8.202238
     Number of Accum. Units Outstanding                                         25,327.0393

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period      01/01/2002                10.000000               10.83627
     End of Period                                      10.83627                8.233967
     Number of Accum. Units Outstanding                 2,362.6956              32,705.1186

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period      01/01/2002                10.855312               10.11869
     End of Period                                      10.11869                8.280794
     Number of Accum. Units Outstanding                 34,418.1259             158,166.5444

Harris Oakmark Focused Value Sub-Account (Class B)
  (formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period      01/01/2002                10.589457               11.90323
     End of Period                                      11.90323                10.61495
     Number of Accum. Units Outstanding                 28,733.9076             101,522.0565

Jennison Growth Sub-Account (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              7.600018
     Number of Accum. Units Outstanding                                         28,009.1364

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders of
MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors USA Separate Account A (the Separate Account) of MetLife Investors USA Insurance Company as of December 31, 2002, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights as of December 31, 2002 and 2001, and for each of the periods then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2002, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights as of December 31, 2002 and 2001, and for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 24, 2003

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2002

Sub-account assets:
  Investments:
   Met Investors Series Trust (Met Investors or MIST):
    Lord Abbett Growth and Income Portfolio                           13,642,818 shares $  257,303,547
    Lord Abbett Growth and Income Portfolio B                          8,442,839 shares    158,556,516
    Lord Abbett Bond Debenture Portfolio                                  10,604 shares        108,585
    Lord Abbett Bond Debenture Portfolio B                            11,294,996 shares    115,321,909
    JP Morgan Quality Bond Portfolio                                   3,229,038 shares     38,328,681
    Met Putnam Research Portfolio                                      3,581,918 shares     23,031,733
    Met Putnam Research Portfolio B                                    4,224,189 shares     27,077,051
    MIST AIM Mid Cap Core Equity Portfolio B                           2,371,705 shares     23,290,143
    MIST AIM Small Cap Growth Portfolio B                              3,984,680 shares     34,347,942
    MIST SSR Concentrated International Portfolio B                    1,431,346 shares     12,696,039
    MIST Third Avenue Small Cap Value Portfolio B                      3,085,204 shares     25,545,489
    Oppenheimer Capital Appreciation Portfolio B                      15,179,259 shares     97,906,221
    PIMCO Money Market Portfolio B                                    90,517,784 shares     90,517,784
    Janus Aggressive Growth Portfolio B                                6,914,266 shares     36,922,180
    PIMCO Total Return Portfolio                                       2,248,244 shares     25,495,087
    PIMCO Total Return Portfolio B                                    21,116,966 shares    238,410,546
    PIMCO Innovation Portfolio B                                       3,373,202 shares     10,254,534
    MFS Mid Cap Growth Portfolio B                                     9,258,171 shares     42,957,913
    MFS Research International Portfolio B                             6,214,771 shares     46,424,339
   AIM Variable Insurance Funds, Inc. (AIM):
    V.I. Premier Equity Fund                                              83,887 shares      1,360,647
    V.I. Capital Appreciation Fund                                        43,532 shares        715,231
    V.I. International Growth Fund                                        44,657 shares        557,766
    V.I. Balanced Fund                                                   132,046 shares      1,155,403
   MFS Variable Insurance Trust (MFS):
    Research Series                                                       33,431 shares        360,386
    Investors Trust Series                                                13,153 shares        177,171
    New Discovery Series                                                  32,649 shares        340,856
   Oppenheimer Variable Account Funds (Oppenheimer):
    Main Street Growth & Income Fund                                      97,130 shares      1,488,032
    Bond Fund                                                             37,268 shares        421,501
    Money Fund                                                           913,258 shares        913,258
    Main Street Small Capital Growth Fund                                 13,311 shares        123,925
    Strategic Bond Fund                                                   54,489 shares        249,015
   Variable Insurance Products Fund, Fund II & Fund III (Fidelity):
    VIP II Asset Manager Portfolio                                    12,789,987 shares    163,072,334
    VIP Growth Portfolio                                               9,503,571 shares    222,763,704
    VIP II Contrafund Portfolio                                       11,119,421 shares    201,261,520
    VIP Overseas Portfolio                                               937,181 shares     10,290,247
    VIP Equity-Income Portfolio                                        1,248,156 shares     22,666,513
    VIP II Index 500 Portfolio                                         2,027,250 shares    202,562,820
    VIP Money Market Portfolio                                        30,993,059 shares     30,993,059
   Scudder Variable Series I (Scudder I):
    International Portfolio                                            2,462,022 shares     16,052,383
   Metropolitan Life Series (MetLife):
    Janus Mid Cap Portfolio                                               67,380 shares        701,426
    Russell 2000 Index Portfolio                                          46,016 shares        379,632

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2002

Sub-account assets, continued:
  Investments, continued:
   Metropolitan Life Series (MetLife), (Cont'd):
    Putnam International Stock Portfolio                              35,770 shares $      277,575
    Putnam Large Cap Growth Portfolio                                 90,402 shares        324,543
    Stock Index Portfolio B                                        1,810,142 shares     41,488,456
   VanKampen LIT Funds (VanKampen):
    Emerging Growth Fund                                              24,055 shares        459,210
    Enterprise Fund                                                   14,527 shares        152,243
    Growth & Income Fund                                              16,278 shares        219,265
   Federated Investors Insurance Company (Federated):
    Equity Income Fund II                                             30,986 shares        301,494
    High Income Bond Fund                                             34,606 shares        245,010
    American Leaders Fund II                                          39,122 shares        595,046
    Growth Strategic Fund II                                          12,195 shares        158,535
   Neuberger Berman (Neuberger):
    Genesis Fund                                                     113,596 shares      3,196,591
   The Alger American Fund (Alger):
    Small Capitalization Fund                                      3,494,145 shares     42,663,510
   T. Rowe Price Funds (T. Rowe):
    Growth Fund                                                    1,506,463 shares     27,990,083
    International Fund                                               493,019 shares      4,378,009
    Prime Reserve Fund                                             1,841,195 shares      1,841,195
   Janus Capital Funds Corp. (Janus):
    Aspen Worldwide Growth Fund                                      245,987 shares      5,178,026
   New England Zenith Fund (New England Zenith):
    Davis Venture Value Fund E                                     6,669,283 shares    128,917,240
    Jennison Growth Portfolio B                                    5,460,956 shares     42,049,361
    Harris Oakmark Focused Value Fund B                              681,596 shares    114,003,747
                                                                                    --------------
      Total assets                                                                  $2,597,542,207
                                                                                    ==============

Sub-account liabilities:
  Due to/(from) general account, net:
   Met Investors Lord Abbett Growth and Income Portfolio                                $  402,251
   Met Investors Lord Abbett Growth and Income Portfolio B                                  87,672
   Met Investors Lord Abbett Bond Debenture Portfolio                                         (192)
   Met Investors Lord Abbett Bond Debenture Portfolio B                                     66,605
   Met Investors JP Morgan Quality Bond Portfolio                                           74,534
   Met Investors Met Putnam Research Portfolio                                              (2,601)
   Met Investors Met Putnam Research Portfolio B                                            14,946
   Met Investors MIST AIM Mid Cap Core Equity Portfolio B                                   13,161
   Met Investors MIST AIM Small Cap Growth Portfolio B                                      18,783
   Met Investors MIST SSR Concentrated International Portfolio B                             7,264
   Met Investors MIST Third Avenue Small Cap Value Portfolio B                              16,855
   Met Investors Oppenheimer Capital Appreciation Portfolio B                               69,060
   Met Investors PIMCO Money Market Portfolio B                                             53,482
   Met Investors Janus Aggressive Growth Portfolio B                                        20,018
   Met Investors PIMCO Total Return Portfolio                                                8,523

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2002


    Sub-account liabilities, continued:
      Due to/(from) general account, net, continued:
       Met Investors PIMCO Total Return Portfolio B             $  139,729
       Met Investors PIMCO Innovation Portfolio B                   58,854
       Met Investors MFS Mid Cap Growth Portfolio B                 22,938
       Met Investors MFS Research International Portfolio B         26,005
       AIM V.I. Premier Equity Fund                                  1,925
       AIM V.I. Capital Appreciation Fund                            1,892
       AIM V.I. International Growth Fund                            1,192
       AIM V.I. Balanced Fund                                        3,063
       MFS Research Series                                             666
       MFS Investors Trust Series                                      304
       MFS New Discovery Series                                        623
       Oppenheimer Main Street Growth & Income Fund                  2,795
       Oppenheimer Bond Fund                                         1,629
       Oppenheimer Money Fund                                        3,139
       Oppenheimer Main Street Small Capital Growth Fund               546
       Oppenheimer Strategic Bond Fund                                 916
       Fidelity VIP II Asset Manager Portfolio                     293,273
       Fidelity VIP Growth Portfolio                               276,664
       Fidelity VIP II Contrafund Portfolio                        408,582
       Fidelity VIP Overseas Portfolio                              16,222
       Fidelity VIP Equity-Income Portfolio                         31,225
       Fidelity VIP II Index 500 Portfolio                         335,854
       Fidelity VIP Money Market Portfolio                          80,338
       Scudder I International Portfolio                            25,421
       MetLife Janus Mid Cap Portfolio                              (2,267)
       MetLife Russell 2000 Index Portfolio                          1,135
       MetLife Putnam International Stock Portfolio                    822
       MetLife Putnam Large Cap Growth Portfolio                    (1,761)
       MetLife Stock Index Portfolio B                              (1,600)
       VanKampen Emerging Growth Fund                                  364
       VanKampen Enterprise Fund                                    (3,057)
       VanKampen Growth & Income Fund                               (1,393)
       Federated Equity Income Fund II                                 710
       Federated High Income Bond Fund                                 909
       Federated American Leaders II                                 1,434
       Federated Growth Strategic Fund II                              405
       Neuberger Genesis Fund                                        3,804
       Alger Small Capitalization Fund                              59,818
       T. Rowe Growth Fund                                          21,347
       T. Rowe International Fund                                    3,019
       T. Rowe Prime Reserve Fund                                    2,333
       Janus Aspen Worldwide Growth Fund                             5,576
       New England Zenith Davis Venture Value Fund E                72,319
       New England Zenith Jennison Growth Portfolio B               23,379
       New England Zenith Harris Oakmark Focused Value Fund B       64,421
                                                                ----------
          Total liabilities                                     $2,835,873
                                                                ==========

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2002



Sub-account net assets:
  Accumulations units:
   Met Investors Lord Abbett Growth and Income Portfolio           $  256,901,296
   Met Investors Lord Abbett Growth and Income Portfolio B            158,468,844
   Met Investors Lord Abbett Bond Debenture Portfolio                     108,777
   Met Investors Lord Abbett Bond Debenture Portfolio B               115,255,304
   Met Investors JP Morgan Quality Bond Portfolio                      38,254,147
   Met Investors Met Putnam Research Portfolio                         23,034,334
   Met Investors Met Putnam Research Portfolio B                       27,062,105
   Met Investors MIST AIM Mid Cap Core Equity Portfolio B              23,276,982
   Met Investors MIST AIM Small Cap Growth Portfolio B                 34,329,159
   Met Investors MIST SSR Concentrated International Portfolio B       12,688,775
   Met Investors MIST Third Avenue Small Cap Value Portfolio B         25,528,634
   Met Investors Oppenheimer Capital Appreciation Portfolio B          97,837,161
   Met Investors PIMCO Money Market Portfolio B                        90,464,302
   Met Investors Janus Aggressive Growth Portfolio B                   36,902,162
   Met Investors PIMCO Total Return Portfolio                          25,486,564
   Met Investors PIMCO Total Return Portfolio B                       238,270,817
   Met Investors PIMCO Innovation Portfolio B                          10,190,742
   Met Investors MFS Mid Cap Growth Portfolio B                        42,934,975
   Met Investors MFS Research International Portfolio B                46,398,334
   AIM V.I. Premier Equity Fund                                         1,358,722
   AIM V.I. Capital Appreciation Fund                                     713,339
   AIM V.I. International Growth Fund                                     556,574
   AIM V.I. Balanced Fund                                               1,152,340
   MFS Research Series                                                    359,720
   MFS Investors Trust Series                                             176,867
   MFS New Discovery Series                                               340,233
   Oppenheimer Main Street Growth & Income Fund                         1,485,237
   Oppenheimer Bond Fund                                                  419,872
   Oppenheimer Money Fund                                                 910,119
   Oppenheimer Main Street Small Capital Growth Fund                      123,379
   Oppenheimer Strategic Bond Fund                                        248,099
   Fidelity VIP II Asset Manager Portfolio                            162,779,061
   Fidelity VIP Growth Portfolio                                      222,487,040
   Fidelity VIP II Contrafund Portfolio                               200,852,938
   Fidelity VIP Overseas Portfolio                                     10,274,025
   Fidelity VIP Equity-Income Portfolio                                22,635,288
   Fidelity VIP II Index 500 Portfolio                                202,226,966
   Fidelity VIP Money Market Portfolio                                 30,912,721
   Scudder I International Portfolio                                   16,026,962
   MetLife Janus Mid Cap Portfolio                                        703,693
   MetLife Russell 2000 Index Portfolio                                   378,497
   MetLife Putnam International Stock Portfolio                           276,753
   MetLife Putnam Large Cap Growth Portfolio                              326,304
   MetLife Stock Index Portfolio B                                     41,490,056
   VanKampen Emerging Growth Fund                                         458,846
   VanKampen Enterprise Fund                                              155,300

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2002


   Sub-account net assets, continued:
     Accumulations units, continued:
      VanKampen Growth & Income Fund                           $      220,658
      Federated Equity Income Fund II                                 300,784
      Federated High Income Bond Fund                                 244,101
      Federated American Leaders Fund II                              593,612
      Federated Growth Strategic Fund II                              158,130
      Neuberger Genesis Fund                                        3,192,787
      Alger Small Capitalization Fund                              42,603,692
      T. Rowe Growth Fund                                          27,968,736
      T. Rowe International Fund                                    4,374,990
      T. Rowe Prime Reserve Fund                                    1,838,862
      Janus Aspen Worldwide Growth Fund                             5,172,450
      New England Zenith Davis Venture Value Fund E               128,844,921
      New England Zenith Jennison Growth Portfolio B               42,025,982
      New England Zenith Harris Oakmark Focused Value Fund B      113,939,326
                                                               --------------
                                                               $2,594,701,396
                                                               --------------

     Annuitization units:
      Met Investors PIMCO Innovation Portfolio B                        4,938
                                                               --------------
         Total net assets                                      $2,594,706,334
                                                               ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                                               Met Investors
                                                  --------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett
                                                      Growth         Growth       Lord Abbett    Lord Abbett
                                                        and            and           Bond           Bond        JP Morgan
                                                      Income        Income B     Debenture (a)   Debenture B   Quality Bond
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $    2,659,151      1,550,130              -      2,298,105      1,712,457
Expenses:
  Mortality and expense risk                           3,111,076      1,223,301            859        622,252        377,293
  Administrative fee                                     686,724        215,515            118         97,537         64,833
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                     3,797,800      1,438,816            977        719,789        442,126
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                      (1,138,649)       111,314           (977)     1,578,316      1,270,331
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (3,312,647)      (118,290)          (896)      (773,645)        73,635
  Realized gain distributions                         18,938,651     11,242,840              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                          15,626,004     11,124,550           (896)      (773,645)        73,635
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)     (77,572,328)   (28,389,839)           102      1,257,236      1,086,975
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $  (63,084,973)   (17,153,975)        (1,771)     2,061,907      2,430,941
                                                  ==============  =============  =============  =============  =============



                                                       Met            Met
                                                      Putnam         Putnam
                                                     Research      Research B
                                                  -------------  -------------
Income:
  Dividends                                             117,888        115,676
Expenses:
  Mortality and expense risk                            279,018        239,082
  Administrative fee                                     73,759         41,684
                                                  -------------  -------------
    Total expenses                                      352,777        280,766
                                                  -------------  -------------
    Net investment income (loss)                       (234,889)      (165,090)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (670,404)      (234,087)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (670,404)      (234,087)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)     (6,476,873)    (3,299,270)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      (7,382,166)    (3,698,447)
                                                  =============  =============

(a) For the period from April 26, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                                                Met Investors
                                                  --------------------------------------------------------------------
                                                                                                           MIST
                                                     MIST AIM         MIST AIM          MIST SSR       Third Avenue
                                                      Mid Cap         Small Cap       Concentrated      Small Cap
                                                   Core Equity B      Growth B          Int'l B        Value B (b)
                                                  --------------    -------------    -------------    -------------
Income:
  Dividends                                       $        2,379                -           11,837           50,618
Expenses:
  Mortality and expense risk                             165,029          203,610           66,315           93,286
  Administrative fee                                      26,281           32,474           10,174           13,539
                                                  --------------    -------------    -------------    -------------
    Total expenses                                       191,310          236,084           76,489          106,825
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                        (188,931)        (236,084)         (64,652)         (56,207)
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (146,714)         (81,381)         (35,949)          (4,059)
  Realized gain distributions                             16,248                -                -           34,949
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                            (130,466)         (81,381)         (35,949)          30,890
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)      (1,443,650)      (3,280,761)        (601,328)          66,218
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   (1,763,047)      (3,598,226)        (701,929)          40,901
                                                  ==============    =============    =============    =============



                                                   Oppenheimer         PIMCO            Janus
                                                     Capital           Money          Aggressive
                                                  Appreciation B      Market B         Growth B
                                                  --------------   -------------    -------------
Income:
  Dividends                                               3,406          559,884            1,729
Expenses:
  Mortality and expense risk                            735,237          767,531          285,416
  Administrative fee                                    119,107          133,356           50,113
                                                  -------------    -------------    -------------
    Total expenses                                      854,344          900,887          335,529
                                                  -------------    -------------    -------------
    Net investment income (loss)                       (850,938)        (341,003)        (333,800)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (149,511)               -         (119,094)
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                           (149,511)               -         (119,094)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)    (11,600,543)               -       (6,107,360)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                     (12,600,992)        (341,003)      (6,560,254)
                                                  =============    =============    =============

(b) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                     Met Investors
                                      ---------------------------------------------------------------------------
                                                                                           MFS             MFS
                                          PIMCO           PIMCO            PIMCO         Mid Cap        Research
                                       Total Return   Total Return B    Innovation B     Growth B    International B
                                      --------------  --------------   -------------  -------------  ---------------
Income:
 Dividends                            $            -              -                -              -          53,950
Expenses:
 Mortality and expense risk                  280,035      1,485,331          105,469        347,266         299,685
 Administrative fee                           65,712        235,568           18,340         60,450          52,390
                                      --------------  -------------    -------------  -------------   -------------
    Total expenses                           345,747      1,720,899          123,809        407,716         352,075
                                      --------------  -------------    -------------  -------------   -------------
    Net investment income (loss)            (345,747)    (1,720,899)        (123,809)      (407,716)       (298,125)
                                      --------------  -------------    -------------  -------------   -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                               179,184         46,268         (201,351)      (216,093)       (510,120)
 Realized gain distributions                       -              -                -        243,424               -
                                      --------------  -------------    -------------  -------------   -------------
    Net realized gain (loss)                 179,184         46,268         (201,351)        27,331        (510,120)
                                      --------------  -------------    -------------  -------------   -------------
Change in unrealized appreciation
 (depreciation)                            2,227,788     10,076,696       (4,813,192)   (11,731,559)     (1,617,055)
                                      --------------  -------------    -------------  -------------   -------------
    Net increase (decrease) in net
     assets from operations           $    2,061,225      8,402,065       (5,138,352)   (12,111,944)     (2,425,300)
                                      ==============  =============    =============  =============   =============

                                                   AIM
                                      ----------------------------
                                          V.I.            V.I.
                                         Premier        Capital
                                         Equity       Appreciation
                                      -------------  -------------
Income:
 Dividends                                    5,501              -
Expenses:
 Mortality and expense risk                  22,460         11,271
 Administrative fee                           2,555          1,250
                                      -------------  -------------
    Total expenses                           25,015         12,521
                                      -------------  -------------
    Net investment income (loss)            (19,514)       (12,521)
                                      -------------  -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                             (425,721)      (278,584)
 Realized gain distributions                      -              -
                                      -------------  -------------
    Net realized gain (loss)               (425,721)      (278,584)
                                      -------------  -------------
Change in unrealized appreciation
 (depreciation)                            (229,205)        35,711
                                      -------------  -------------
    Net increase (decrease) in net
     assets from operations                (674,440)      (255,394)
                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                               AIM                                       MFS
                                                  -----------------------------      -------------------------------

                                                       V.I.
                                                   International         V.I.                           Investors
                                                      Growth           Balanced         Research          Trust
                                                  --------------    -------------    -------------    -------------
Income:
  Dividends                                       $        3,655           31,805            1,260            1,223
Expenses:
  Mortality and expense risk                               8,598           16,386            5,731            2,782
  Administrative fee                                         952            3,221              638              299
                                                  --------------    -------------    -------------    -------------
    Total expenses                                         9,550           19,607            6,369            3,081
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                          (5,895)          12,198           (5,109)          (1,858)
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (139,519)        (145,764)        (130,736)         (30,552)
  Realized gain distributions                                  -                -                -                -
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                            (139,519)        (145,764)        (130,736)         (30,552)
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)          29,252         (146,217)             760          (22,271)
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $     (116,162)        (279,783)        (135,085)         (54,681)
                                                  ==============    =============    =============    =============

                                                           Oppenheimer
                                                  ----------------------------
                                                                        Main
                                                                       Street
                                                       New            Growth &
                                                    Discovery          Income            Bond
                                                  -------------    -------------    -------------
Income:
  Dividends                                                   -           15,476           29,028
Expenses:
  Mortality and expense risk                              5,845           24,615            5,005
  Administrative fee                                        664            2,786              645
                                                  -------------    -------------    -------------
    Total expenses                                        6,509           27,401            5,650
                                                  -------------    -------------    -------------
    Net investment income (loss)                         (6,509)         (11,925)          23,378
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (94,147)        (228,579)          (5,566)
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                            (94,147)        (228,579)          (5,566)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        (86,158)        (176,542)          10,343
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        (186,814)        (417,046)          28,155
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                  Oppenheimer
                                                  -------------------------------------------    --------------
                                                                  Main Street
                                                                     Small                          VIP II
                                                                    Capital       Strategic          Asset
                                                      Money         Growth          Bond            Manager
                                                  -------------- -------------  -------------    -------------
Income:
  Dividends                                       $       13,640             -         26,717        6,942,760
Expenses:
  Mortality and expense risk                              11,332         1,762          4,345        1,911,005
  Administrative fee                                       2,115           338            452          426,618
                                                  -------------- -------------  -------------    -------------
    Total expenses                                        13,447         2,100          4,797        2,337,623
                                                  -------------- -------------  -------------    -------------
    Net investment income (loss)                             193        (2,100)        21,920        4,605,137
                                                  -------------- -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -        (1,967)        (5,014)      (3,833,433)
  Realized gain distributions                                  -             -              -                -
                                                  -------------- -------------  -------------    -------------
    Net realized gain (loss)                                   -        (1,967)        (5,014)      (3,833,433)
                                                  -------------- -------------  -------------    -------------
Change in unrealized appreciation (depreciation)               -       (22,202)           285      (19,943,022)
                                                  -------------- -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $          193       (26,269)        17,191      (19,171,318)
                                                  ============== =============  =============    =============




                                                       VIP           VIP II          VIP
                                                      Growth       Contrafund      Overseas
                                                  -------------  -------------  -------------
Income:
  Dividends                                             685,839      1,761,695        109,286
Expenses:
  Mortality and expense risk                          2,916,284      2,427,453        134,024
  Administrative fee                                    641,715        485,704         33,427
                                                  -------------  -------------  -------------
    Total expenses                                    3,557,999      2,913,157        167,451
                                                  -------------  -------------  -------------
    Net investment income (loss)                     (2,872,160)    (1,151,462)       (58,165)
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (8,434,983)    (1,424,664)    (1,395,556)
  Realized gain distributions                                 -              -              -
                                                  -------------  -------------  -------------
    Net realized gain (loss)                         (8,434,983)    (1,424,664)    (1,395,556)
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)    (91,373,406)   (21,506,132)    (1,608,623)
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                    (102,680,549)   (24,082,258)    (3,062,344)
                                                  =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                    Fidelity                            Scudder I
                                                  --------------------------------------------        -------------
                                                        VIP             VIP II           VIP
                                                      Equity-           Index           Money
                                                      Income             500            Market        International
                                                  --------------    -------------    -------------    -------------
Income:
  Dividends                                       $      518,123        2,996,234          550,517          140,660
Expenses:
  Mortality and expense risk                             352,448        2,489,869          357,829          189,470
  Administrative fee                                      42,429          566,526           78,414           40,783
                                                  --------------    -------------    -------------    -------------
    Total expenses                                       394,877        3,056,395          436,243          230,253
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                         123,246          (60,161)         114,274          (89,593)
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (1,172,428)      (2,601,002)               -       (2,171,519)
  Realized gain distributions                            705,223                -                -                -
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                            (467,205)      (2,601,002)               -       (2,171,519)
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)      (5,448,571)     (59,492,684)               -       (1,387,554)
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   (5,792,530)     (62,153,847)         114,274       (3,648,666)
                                                  ==============    =============    =============    =============

                                                                    MetLife
                                                  -------------------------------------------
                                                                      Russell          Putnam
                                                      Janus            2000         International
                                                     Mid Cap           Index            Stock
                                                  -------------    -------------    -------------
Income:
  Dividends                                                   -            2,803            2,744
Expenses:
  Mortality and expense risk                              8,751            5,504            3,866
  Administrative fee                                      3,751            1,373              618
                                                  -------------    -------------    -------------
    Total expenses                                       12,502            6,877            4,484
                                                  -------------    -------------    -------------
    Net investment income (loss)                        (12,502)          (4,074)          (1,740)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (254,537)         (32,985)         (16,231)
  Realized gain distributions                                 -              250                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                           (254,537)         (32,735)         (16,231)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        (71,946)         (91,061)         (45,681)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        (338,985)        (127,870)         (63,652)
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002


                                                                                      MetLife
                                                                   --------------------------------------------
                                                                                         Loomis
                                                                       Putnam            Sayles
                                                                      Large Cap        High Yield         Stock
                                                                       Growth           Bond (c)         Index B
                                                                   --------------    -------------    -------------
Income:
 Dividends                                                         $            -            9,725          120,095
Expenses:
 Mortality and expense risk                                                 5,109              323          314,494
 Administrative fee                                                           888               70           55,449
                                                                   --------------    -------------    -------------
    Total expenses                                                          5,997              393          369,943
                                                                   --------------    -------------    -------------
    Net investment income (loss)                                           (5,997)           9,332         (249,848)
                                                                   --------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                              (61,371)            (508)      (1,336,703)
 Realized gain distributions                                                    -                -          122,289
                                                                   --------------    -------------    -------------
    Net realized gain (loss)                                              (61,371)            (508)      (1,214,414)
                                                                   --------------    -------------    -------------
Change in unrealized appreciation (depreciation)                          (87,937)           8,635       (4,231,246)
                                                                   --------------    -------------    -------------
    Net increase (decrease) in net assets from operations          $     (155,305)          17,459       (5,695,508)
                                                                   ==============    =============    =============

                                                                                           Van Kampen
                                                                   --------------------------------------------------


                                                                      Emerging                          Growth &
                                                                       Growth         Enterprise       Income (b)
                                                                   -------------    -------------    -------------
Income:
 Dividends                                                                 2,392            1,011                -
Expenses:
 Mortality and expense risk                                                7,407            2,407            1,927
 Administrative fee                                                        1,592              517              335
                                                                   -------------    -------------    -------------
    Total expenses                                                         8,999            2,924            2,262
                                                                   -------------    -------------    -------------
    Net investment income (loss)                                          (6,607)          (1,913)          (2,262)
                                                                   -------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                            (366,637)         (82,135)           6,859
 Realized gain distributions                                                   -                -                -
                                                                   -------------    -------------    -------------
    Net realized gain (loss)                                            (366,637)         (82,135)           6,859
                                                                   -------------    -------------    -------------
Change in unrealized appreciation (depreciation)                         119,225            9,598          (33,073)
                                                                   -------------    -------------    -------------
    Net increase (decrease) in net assets from operations               (254,019)         (74,450)         (28,476)
                                                                   =============    =============    =============




                                                                     Strategic
                                                                     Stock (d)
                                                                   -------------
Income:
 Dividends                                                                 6,682
Expenses:
 Mortality and expense risk                                                1,088
 Administrative fee                                                          231
                                                                   -------------
    Total expenses                                                         1,319
                                                                   -------------
    Net investment income (loss)                                           5,363
                                                                   -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                              17,308
 Realized gain distributions                                                   -
                                                                   -------------
    Net realized gain (loss)                                              17,308
                                                                   -------------
Change in unrealized appreciation (depreciation)                         (12,418)
                                                                   -------------
    Net increase (decrease) in net assets from operations                 10,253
                                                                   =============

(b) For the period from May 1, 2002 to December 31, 2002.
(c) For the period from January 1, 2002 to April 29, 2002.
(d) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002

                                                                           Federated
                                                  -----------------------------------------------------------

                                                                         High
                                                      Equity            Income        American          Growth
                                                     Income II           Bond        Leaders II      Strategic II
                                                  --------------    -------------  -------------    -------------
Income:
  Dividends                                       $        8,357           27,305         11,275                -
Expenses:
  Mortality and expense risk                               4,581            3,200         10,342            2,347
  Administrative fee                                         939              625          2,168              479
                                                  --------------    -------------  -------------    -------------
    Total expenses                                         5,520            3,825         12,510            2,826
                                                  --------------    -------------  -------------    -------------
    Net investment income (loss)                           2,837           23,480         (1,235)          (2,826)
                                                  --------------    -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (82,379)         (24,865)      (137,726)         (19,591)
  Realized gain distributions                                  -                -              -                -
                                                  --------------    -------------  -------------    -------------
    Net realized gain (loss)                             (82,379)         (24,865)      (137,726)         (19,591)
                                                  --------------    -------------  -------------    -------------
Change in unrealized appreciation (depreciation)         (24,522)           1,375        (95,148)         (40,427)
                                                  --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $     (104,064)             (10)      (234,109)         (62,844)
                                                  ==============    =============  =============    =============

                                                            Neuberger                   Alger
                                                  ----------------------------      --------------


                                                                                        Small
                                                     Genesis        Partners (d)    Capitalization
                                                  -------------    -------------    --------------
Income:
  Dividends                                                   -                -                -
Expenses:
  Mortality and expense risk                             24,472            2,625          546,156
  Administrative fee                                      8,085            1,695          121,590
                                                  -------------    -------------    -------------
    Total expenses                                       32,557            4,320          667,746
                                                  -------------    -------------    -------------
    Net investment income (loss)                        (32,557)          (4,320)        (667,746)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            44,537         (187,558)      (3,434,135)
  Realized gain distributions                            11,380                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                             55,917         (187,558)      (3,434,135)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)       (224,296)         183,291      (11,676,385)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        (200,936)          (8,587)     (15,778,266)
                                                  =============    =============    =============

(d) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002


                                                                    T. Rowe                             Janus
                                                  --------------------------------------------      -------------

                                                                                                        Aspen
                                                                                       Prime          Worldwide
                                                      Growth      International       Reserve          Growth
                                                  --------------  -------------    -------------    -------------
Income:
  Dividends                                       $       60,699         53,723           21,498           58,134
Expenses:
  Mortality and expense risk                             209,808         31,440           10,595           44,944
  Administrative fee                                      96,681         13,904            3,751           16,640
                                                  --------------  -------------    -------------    -------------
    Total expenses                                       306,489         45,344           14,346           61,584
                                                  --------------  -------------    -------------    -------------
    Net investment income (loss)                        (245,790)         8,379            7,152           (3,450)
                                                  --------------  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (2,686,483)      (314,464)               -       (1,253,444)
  Realized gain distributions                                  -              -                -                -
                                                  --------------  -------------    -------------    -------------
    Net realized gain (loss)                          (2,686,483)      (314,464)               -       (1,253,444)
                                                  --------------  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)      (6,737,895)      (736,567)               -         (837,115)
                                                  --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   (9,670,168)    (1,042,652)           7,152       (2,094,009)
                                                  ==============  =============    =============    =============

                                                               New England Zenith
                                                  -------------------------------------------
                                                                                       Harris
                                                      Davis                            Oakmark
                                                     Venture          Jennison         Focused
                                                     Value E        Growth B (b)       Value B
                                                  -------------    -------------    -------------
Income:
  Dividends                                             452,718                -           77,341
Expenses:
  Mortality and expense risk                            975,200          136,907          886,440
  Administrative fee                                    159,655           19,926          144,257
                                                  -------------    -------------    -------------
    Total expenses                                    1,134,855          156,833        1,030,697
                                                  -------------    -------------    -------------
    Net investment income (loss)                       (682,137)        (156,833)        (953,356)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (79,480)          (8,105)        (207,588)
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                            (79,480)          (8,105)        (207,588)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)    (10,644,714)      (2,035,146)      (5,211,041)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                     (11,406,331)      (2,200,084)      (6,371,985)
                                                  =============    =============    =============

(b) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2002


                                                              Total
                                                         --------------
       Income:
         Dividends                                       $   23,887,131
       Expenses:
         Mortality and expense risk                          24,825,538
         Administrative fee                                   4,984,424
                                                         --------------
           Total expenses                                    29,809,962
                                                         --------------
           Net investment income (loss)                      (5,922,831)
                                                         --------------
       Net realized gain (loss) on investments:
         Realized gain (loss) on sale of fund shares        (39,313,109)
         Realized gain distributions                         31,315,254
                                                         --------------
           Net realized gain (loss)                          (7,997,855)
                                                         --------------
       Change in unrealized appreciation (depreciation)    (386,099,473)
                                                         --------------
           Net increase (decrease) in net assets from
            operations                                   $ (400,020,159)
                                                         ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                                  Met Investors
                                                    ------------------------------------------------------------------
                                                      Lord Abbett      Lord Abbett
                                                        Growth           Growth         Lord Abbett      Lord Abbett
                                                          and              and             Bond             Bond
                                                        Income          Income B       Debenture (a)     Debenture B
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,138,649)         111,314             (977)       1,578,316
  Net realized gain (loss)                              15,626,004       11,124,550             (896)        (773,645)
  Change in unrealized appreciation (depreciation)     (77,572,328)     (28,389,839)             102        1,257,236
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) from operations            (63,084,973)     (17,153,975)          (1,771)       2,061,907
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -             (374)               -             (293)
  Payments received from contract owners                25,971,706       91,817,429            1,230       59,833,185
  Transfers between sub-accounts (including fixed
   account), net                                        (8,150,338)      52,906,691          115,317       41,955,527
  Transfers for contract benefits and terminations     (23,488,798)      (3,378,135)          (5,999)      (1,840,756)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              (5,667,430)     141,345,611          110,548       99,947,663
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets              (68,752,403)     124,191,636          108,777      102,009,570
Net assets at beginning of period                      325,653,699       34,277,208                -       13,245,734
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $  256,901,296      158,468,844          108,777      115,255,304
                                                    ==============    =============    =============    =============



                                                      JP Morgan         Met            Met
                                                       Quality         Putnam         Putnam
                                                        Bond          Research      Research B
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          1,270,331       (234,889)      (165,090)
  Net realized gain (loss)                                 73,635       (670,404)      (234,087)
  Change in unrealized appreciation (depreciation)      1,086,975     (6,476,873)    (3,299,270)
                                                    -------------  -------------  -------------
    Net increase (decrease) from operations             2,430,941     (7,382,166)    (3,698,447)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -            (81)
  Payments received from contract owners                4,016,933        105,010     12,665,806
  Transfers between sub-accounts (including fixed
   account), net                                        6,899,181       (577,919)     9,445,184
  Transfers for contract benefits and terminations     (3,071,140)    (4,612,308)      (590,039)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              7,844,974     (5,085,217)    21,520,870
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets              10,275,915    (12,467,383)    17,822,423
Net assets at beginning of period                      27,978,232     35,501,717      9,239,682
                                                    -------------  -------------  -------------
Net assets at end of period                            38,254,147     23,034,334     27,062,105
                                                    =============  =============  =============

(a) For the period from April 26, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                                  Met Investors
                                                    ----------------------------------------------------------------
                                                                                                         MIST
                                                       MIST AIM       MIST AIM          MIST SSR     Third Avenue
                                                        Mid Cap       Small Cap       Concentrated    Small Cap
                                                     Core Equity B    Growth B          Int'l B      Value B (b)
                                                    --------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (188,931)      (236,084)         (64,652)       (56,207)
  Net realized gain (loss)                                (130,466)       (81,381)         (35,949)        30,890
  Change in unrealized appreciation (depreciation)      (1,443,650)    (3,280,761)        (601,328)        66,218
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) from operations             (1,763,047)    (3,598,226)        (701,929)        40,901
                                                    --------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -          1,500
  MetLife Investors USA Insurance Company
   redemptions                                                (433)          (428)               -              -
  Payments received from contract owners                15,589,943     25,237,357        9,759,385     15,248,088
  Transfers between sub-accounts (including fixed
   account), net                                         8,839,084     11,546,362        3,511,599     10,381,518
  Transfers for contract benefits and terminations        (398,760)      (268,708)         (99,011)      (143,373)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              24,029,834     36,514,583       13,171,973     25,487,733
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets               22,266,787     32,916,357       12,470,044     25,528,634
Net assets at beginning of period                        1,010,195      1,412,802          218,731              -
                                                    --------------  -------------    -------------  -------------
Net assets at end of period                         $   23,276,982     34,329,159       12,688,775     25,528,634
                                                    ==============  =============    =============  =============



                                                     Oppenheimer       PIMCO            Janus
                                                       Capital         Money          Aggressive
                                                    Appreciation B    Market B         Growth B
                                                    -------------- -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (850,938)      (341,003)        (333,800)
  Net realized gain (loss)                               (149,511)             -         (119,094)
  Change in unrealized appreciation (depreciation)    (11,600,543)             -       (6,107,360)
                                                    -------------  -------------    -------------
    Net increase (decrease) from operations           (12,600,992)      (341,003)      (6,560,254)
                                                    -------------  -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -            100                -
  MetLife Investors USA Insurance Company
   redemptions                                                (84)          (200)               -
  Payments received from contract owners               58,590,707     89,900,591       23,942,950
  Transfers between sub-accounts (including fixed
   account), net                                       31,825,076    (12,384,178)       9,850,187
  Transfers for contract benefits and terminations     (1,723,549)    (7,391,851)        (599,007)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             88,692,150     70,124,462       33,194,130
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets              76,091,158     69,783,459       26,633,876
Net assets at beginning of period                      21,746,003     20,680,843       10,268,286
                                                    -------------  -------------    -------------
Net assets at end of period                            97,837,161     90,464,302       36,902,162
                                                    =============  =============    =============

(b) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                                   Met Investors
                                                                    ---------------------------------------------------


                                                                        PIMCO             PIMCO            PIMCO
                                                                     Total Return     Total Return B    Innovation B
                                                                    --------------    --------------   -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                       $     (345,747)      (1,720,899)        (123,809)
 Net realized gain (loss)                                                  179,184           46,268         (201,351)
 Change in unrealized appreciation (depreciation)                        2,227,788       10,076,696       (4,813,192)
                                                                    --------------    -------------    -------------
    Net increase (decrease) from operations                              2,061,225        8,402,065       (5,138,352)
                                                                    --------------    -------------    -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                                -                -                -
 MetLife Investors USA Insurance Company redemptions                             -             (103)               -
 Payments received from contract owners                                    145,191      122,406,152        5,973,353
 Transfers between sub-accounts (including fixed account), net             151,886       85,492,935        5,114,891
 Transfers for contract benefits and terminations                       (5,060,861)      (3,532,621)        (128,982)
                                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       (4,763,784)     204,366,363       10,959,262
                                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets                               (2,702,559)     212,768,428        5,820,910
Net assets at beginning of period                                       28,189,123       25,502,389        4,374,770
                                                                    --------------    -------------    -------------
Net assets at end of period                                         $   25,486,564      238,270,817       10,195,680
                                                                    ==============    =============    =============



                                                                         MFS               MFS
                                                                       Mid Cap          Research
                                                                       Growth B      International B
                                                                    -------------    ---------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                            (407,716)         (298,125)
 Net realized gain (loss)                                                  27,331          (510,120)
 Change in unrealized appreciation (depreciation)                     (11,731,559)       (1,617,055)
                                                                    -------------     -------------
    Net increase (decrease) from operations                           (12,111,944)       (2,425,300)
                                                                    -------------     -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                               -                 -
 MetLife Investors USA Insurance Company redemptions                         (144)             (166)
 Payments received from contract owners                                27,351,253        29,812,221
 Transfers between sub-accounts (including fixed account), net         14,641,601        12,032,231
 Transfers for contract benefits and terminations                        (659,896)         (687,778)
                                                                    -------------     -------------
    Net increase (decrease) in net assets from contract
     transactions                                                      41,332,814        41,156,508
                                                                    -------------     -------------
    Net increase (decrease) in net assets                              29,220,870        38,731,208
Net assets at beginning of period                                      13,714,105         7,667,126
                                                                    -------------     -------------
Net assets at end of period                                            42,934,975        46,398,334
                                                                    =============     =============

                                                                                 AIM
                                                                    ----------------------------

                                                                        V.I.              V.I.
                                                                       Premier          Capital
                                                                       Equity         Appreciation
                                                                    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                             (19,514)         (12,521)
 Net realized gain (loss)                                                (425,721)        (278,584)
 Change in unrealized appreciation (depreciation)                        (229,205)          35,711
                                                                    -------------    -------------
    Net increase (decrease) from operations                              (674,440)        (255,394)
                                                                    -------------    -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                               -                -
 MetLife Investors USA Insurance Company redemptions                            -                -
 Payments received from contract owners                                     8,310              260
 Transfers between sub-accounts (including fixed account), net            (67,187)          13,898
 Transfers for contract benefits and terminations                        (207,697)        (108,752)
                                                                    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                        (266,574)         (94,594)
                                                                    -------------    -------------
    Net increase (decrease) in net assets                                (941,014)        (349,988)
Net assets at beginning of period                                       2,299,736        1,063,327
                                                                    -------------    -------------
Net assets at end of period                                             1,358,722          713,339
                                                                    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                 AIM                                       MFS
                                                    -----------------------------      ---------------------------------

                                                         V.I.
                                                     International         V.I.                           Investors
                                                        Growth           Balanced         Research          Trust
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (5,895)          12,198           (5,109)          (1,858)
  Net realized gain (loss)                                (139,519)        (145,764)        (130,736)         (30,552)
  Change in unrealized appreciation (depreciation)          29,252         (146,217)             760          (22,271)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) from operations               (116,162)        (279,783)        (135,085)         (54,681)
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -                -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                       740              200            9,861                -
  Transfers between sub-accounts (including fixed
   account), net                                           (12,152)          (6,839)          (9,513)           1,359
  Transfers for contract benefits and terminations         (66,339)        (140,825)         (40,290)         (24,241)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (77,751)        (147,464)         (39,942)         (22,882)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (193,913)        (427,247)        (175,027)         (77,563)
Net assets at beginning of period                          750,487        1,579,587          534,747          254,430
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      556,574        1,152,340          359,720          176,867
                                                    ==============    =============    =============    =============

                                                             Oppenheimer
                                                    ----------------------------
                                                                          Main
                                                                         Street
                                                         New            Growth &
                                                      Discovery          Income            Bond
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (6,509)         (11,925)          23,378
  Net realized gain (loss)                                (94,147)        (228,579)          (5,566)
  Change in unrealized appreciation (depreciation)        (86,158)        (176,542)          10,343
                                                    -------------    -------------    -------------
    Net increase (decrease) from operations              (186,814)        (417,046)          28,155
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -                -
  Payments received from contract owners                   12,659            2,601            1,103
  Transfers between sub-accounts (including fixed
   account), net                                          (73,381)        (218,399)         111,827
  Transfers for contract benefits and terminations        (17,837)        (230,459)         (92,902)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (78,559)        (446,257)          20,028
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                (265,373)        (863,303)          48,183
Net assets at beginning of period                         605,606        2,348,540          371,689
                                                    -------------    -------------    -------------
Net assets at end of period                               340,233        1,485,237          419,872
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                     Oppenheimer
                                                    --------------------------------------------    ----------------
                                                                     Main Street
                                                                        Small                          VIP II
                                                                       Capital         Strategic        Asset
                                                         Money         Growth            Bond          Manager
                                                    --------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          193         (2,100)          21,920      4,605,137
  Net realized gain (loss)                                       -         (1,967)          (5,014)    (3,833,433)
  Change in unrealized appreciation (depreciation)               -        (22,202)             285    (19,943,022)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) from operations                    193        (26,269)          17,191    (19,171,318)
                                                    --------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -                -              -
  Payments received from contract owners                   (22,830)           240                -     14,348,141
  Transfers between sub-accounts (including fixed
   account), net                                           123,973         (3,838)         (73,887)    (6,809,387)
  Transfers for contract benefits and terminations         (83,312)        (6,813)         (19,145)   (15,375,384)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  17,831        (10,411)         (93,032)    (7,836,630)
                                                    --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                   18,024        (36,680)         (75,841)   (27,007,948)
Net assets at beginning of period                          892,095        160,059          323,940    189,787,009
                                                    --------------  -------------    -------------  -------------
Net assets at end of period                         $      910,119        123,379          248,099    162,779,061
                                                    ==============  =============    =============  =============




                                                         VIP             VIP II          VIP
                                                        Growth         Contrafund      Overseas
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (2,872,160)      (1,151,462)       (58,165)
  Net realized gain (loss)                             (8,434,983)      (1,424,664)    (1,395,556)
  Change in unrealized appreciation (depreciation)    (91,373,406)     (21,506,132)    (1,608,623)
                                                    -------------    -------------  -------------
    Net increase (decrease) from operations          (102,680,549)     (24,082,258)    (3,062,344)
                                                    -------------    -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -              -
  Payments received from contract owners               32,539,185       26,210,040        255,900
  Transfers between sub-accounts (including fixed
   account), net                                      (11,860,922)      (6,113,610)      (454,718)
  Transfers for contract benefits and terminations    (22,778,587)     (14,796,387)    (1,663,976)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (2,100,324)       5,300,043     (1,862,794)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets            (104,780,873)     (18,782,215)    (4,925,138)
Net assets at beginning of period                     327,267,913      219,635,153     15,199,163
                                                    -------------    -------------  -------------
Net assets at end of period                           222,487,040      200,852,938     10,274,025
                                                    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                      Fidelity                      Scudder I
                                                    --------------------------------------------  -------------  --------------

                                                         VIP            VIP II          VIP
                                                        Equity          Index          Money                         Janus
                                                        Income           500           Market     International     Mid Cap
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      123,246        (60,161)       114,274        (89,593)       (12,502)
  Net realized gain (loss)                                (467,205)    (2,601,002)             -     (2,171,519)      (254,537)
  Change in unrealized appreciation (depreciation)      (5,448,571)   (59,492,684)             -     (1,387,554)       (71,946)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) from operations             (5,792,530)   (62,153,847)       114,274     (3,648,666)      (338,985)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                   139,571     32,701,709      3,458,477      3,614,551         35,471
  Transfers between sub-accounts (including fixed
   account), net                                        (1,628,784)   (10,730,284)    (1,597,458)       (29,908)        43,394
  Transfers for contract benefits and terminations      (2,943,318)   (15,391,836)    (5,582,028)    (1,047,538)       (72,147)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (4,432,531)     6,579,589     (3,721,009)     2,537,105          6,718
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              (10,225,061)   (55,574,258)    (3,606,735)    (1,111,561)      (332,267)
Net assets at beginning of period                       32,860,349    257,801,224     34,519,456     17,138,523      1,035,960
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   22,635,288    202,226,966     30,912,721     16,026,962        703,693
                                                    ==============  =============  =============  =============  =============



                                                       Russell          Putnam
                                                        2000         International
                                                        Index            Stock
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (4,074)          (1,740)
  Net realized gain (loss)                                (32,735)         (16,231)
  Change in unrealized appreciation (depreciation)        (91,061)         (45,681)
                                                    -------------    -------------
    Net increase (decrease) from operations              (127,870)         (63,652)
                                                    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -                -
  MetLife Investors USA Insurance Company
   redemptions                                                  -                -
  Payments received from contract owners                    6,652                -
  Transfers between sub-accounts (including fixed
   account), net                                          130,182           27,139
  Transfers for contract benefits and terminations        (38,685)         (15,391)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 98,149           11,748
                                                    -------------    -------------
    Net increase (decrease) in net assets                 (29,721)         (51,904)
Net assets at beginning of period                         408,218          328,657
                                                    -------------    -------------
Net assets at end of period                               378,497          276,753
                                                    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                       MetLife
                                                                    --------------------------------------------
                                                                                          Loomis
                                                                        Putnam            Sayles
                                                                       Large Cap        High Yield         Stock
                                                                        Growth           Bond (c)         Index B
                                                                    --------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                       $       (5,997)           9,332         (249,848)
 Net realized gain (loss)                                                  (61,371)            (508)      (1,214,414)
 Change in unrealized appreciation (depreciation)                          (87,937)           8,635       (4,231,246)
                                                                    --------------    -------------    -------------
    Net increase (decrease) from operations                               (155,305)          17,459       (5,695,508)
                                                                    --------------    -------------    -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                                -                -                -
 MetLife Investors USA Insurance Company redemptions                             -                -             (511)
 Payments received from contract owners                                      7,997              378       24,510,041
 Transfers between sub-accounts (including fixed account), net              36,091          (84,444)      21,034,980
 Transfers for contract benefits and terminations                          (23,014)         (17,077)        (163,796)
                                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                           21,074         (101,143)      45,380,714
                                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets                                 (134,231)         (83,684)      39,685,206
Net assets at beginning of period                                          460,535           83,684        1,804,850
                                                                    --------------    -------------    -------------
Net assets at end of period                                         $      326,304                -       41,490,056
                                                                    ==============    =============    =============

                                                                                            Van Kampen
                                                                    --------------------------------------------------


                                                                       Emerging                          Growth &
                                                                        Growth         Enterprise       Income (b)
                                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                              (6,607)          (1,913)          (2,262)
 Net realized gain (loss)                                                (366,637)         (82,135)           6,859
 Change in unrealized appreciation (depreciation)                         119,225            9,598          (33,073)
                                                                    -------------    -------------    -------------
    Net increase (decrease) from operations                              (254,019)         (74,450)         (28,476)
                                                                    -------------    -------------    -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                               -                -                -
 MetLife Investors USA Insurance Company redemptions                            -                -                -
 Payments received from contract owners                                     5,649            9,701            7,412
 Transfers between sub-accounts (including fixed account), net            (17,241)         (17,369)         282,495
 Transfers for contract benefits and terminations                        (117,619)         (29,156)         (40,773)
                                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                        (129,211)         (36,824)         249,134
                                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                                (383,230)        (111,274)         220,658
Net assets at beginning of period                                         842,076          266,574                -
                                                                    -------------    -------------    -------------
Net assets at end of period                                               458,846          155,300          220,658
                                                                    =============    =============    =============




                                                                      Strategic
                                                                      Stock (d)
                                                                    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                               5,363
 Net realized gain (loss)                                                  17,308
 Change in unrealized appreciation (depreciation)                         (12,418)
                                                                    -------------
    Net increase (decrease) from operations                                10,253
                                                                    -------------
Contract transactions:
 MetLife Investors USA Insurance Company payments                               -
 MetLife Investors USA Insurance Company redemptions                            -
 Payments received from contract owners                                         -
 Transfers between sub-accounts (including fixed account), net           (278,619)
 Transfers for contract benefits and terminations                         (16,884)
                                                                    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                        (295,503)
                                                                    -------------
    Net increase (decrease) in net assets                                (285,250)
Net assets at beginning of period                                         285,250
                                                                    -------------
Net assets at end of period                                                     -
                                                                    =============

(b) For the period from May 1, 2002 to December 31, 2002.
(c) For the period from January 1, 2002 to April 29, 2002.
(d) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                             Federated
                                                    -----------------------------------------------------------

                                                                         High
                                                        Equity          Income        American        Growth
                                                       Income II         Bond        Leaders II    Strategic II
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        2,837         23,480         (1,235)        (2,826)
  Net realized gain (loss)                                 (82,379)       (24,865)      (137,726)       (19,591)
  Change in unrealized appreciation (depreciation)         (24,522)         1,375        (95,148)       (40,427)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) from operations               (104,064)           (10)      (234,109)       (62,844)
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -              -              -
  Payments received from contract owners                       380          4,912            555            690
  Transfers between sub-accounts (including fixed
   account), net                                           (11,774)          (300)      (113,675)           648
  Transfers for contract benefits and terminations         (73,820)       (31,993)      (220,922)       (15,437)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (85,214)       (27,381)      (334,042)       (14,099)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (189,278)       (27,391)      (568,151)       (76,943)
Net assets at beginning of period                          490,062        271,492      1,161,763        235,073
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $      300,784        244,101        593,612        158,130
                                                    ==============  =============  =============  =============

                                                              Neuberger               Alger
                                                    ----------------------------  --------------


                                                                                      Small
                                                       Genesis      Partners (d)  Capitalization
                                                    -------------  -------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (32,557)        (4,320)      (667,746)
  Net realized gain (loss)                                 55,917       (187,558)    (3,434,135)
  Change in unrealized appreciation (depreciation)       (224,296)       183,291    (11,676,385)
                                                    -------------  -------------  -------------
    Net increase (decrease) from operations              (200,936)        (8,587)   (15,778,266)
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -              -              -
  MetLife Investors USA Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners                1,078,133         82,942      7,610,984
  Transfers between sub-accounts (including fixed
   account), net                                           36,201     (1,247,168)    (1,879,659)
  Transfers for contract benefits and terminations     (1,038,344)      (409,838)    (3,237,431)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 75,990     (1,574,064)     2,493,894
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                (124,946)    (1,582,651)   (13,284,372)
Net assets at beginning of period                       3,317,733      1,582,651     55,888,064
                                                    -------------  -------------  -------------
Net assets at end of period                             3,192,787              -     42,603,692
                                                    =============  =============  =============

(d) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                    T. Rowe Price                         Janus
                                                    --------------------------------------------      -------------

                                                                                                          Aspen
                                                                                         Prime          Worldwide
                                                        Growth      International       Reserve          Growth
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (245,790)         8,379            7,152           (3,450)
  Net realized gain (loss)                              (2,686,483)      (314,464)               -       (1,253,444)
  Change in unrealized appreciation (depreciation)      (6,737,895)      (736,567)               -         (837,115)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) from operations             (9,670,168)    (1,042,652)           7,152       (2,094,009)
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments               -              -                -                -
  MetLife Investors USA Insurance Company
   redemptions                                                   -              -                -                -
  Payments received from contract owners                 2,213,367        440,676            1,053        1,851,311
  Transfers between sub-accounts (including fixed
   account), net                                          (570,412)       (34,460)         450,046         (103,543)
  Transfers for contract benefits and terminations      (5,084,435)      (646,288)        (127,835)      (2,806,857)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              (3,441,480)      (240,072)         323,264       (1,059,089)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets              (13,111,648)    (1,282,724)         330,416       (3,153,098)
Net assets at beginning of period                       41,080,384      5,657,714        1,508,446        8,325,548
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $   27,968,736      4,374,990        1,838,862        5,172,450
                                                    ==============  =============    =============    =============

                                                                 New England Zenith
                                                    -------------------------------------------
                                                                                         Harris
                                                        Davis                            Oakmark
                                                       Venture          Jennison         Focused
                                                       Value E        Growth B (b)       Value B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (682,137)        (156,833)        (953,356)
  Net realized gain (loss)                                (79,480)          (8,105)        (207,588)
  Change in unrealized appreciation (depreciation)    (10,644,714)      (2,035,146)      (5,211,041)
                                                    -------------    -------------    -------------
    Net increase (decrease) from operations           (11,406,331)      (2,200,084)      (6,371,985)
                                                    -------------    -------------    -------------
Contract transactions:
  MetLife Investors USA Insurance Company payments              -            1,500                -
  MetLife Investors USA Insurance Company
   redemptions                                               (252)          (1,190)            (276)
  Payments received from contract owners               73,472,705       31,241,035       58,011,135
  Transfers between sub-accounts (including fixed
   account), net                                       42,451,975       13,161,775       42,103,479
  Transfers for contract benefits and terminations     (2,520,827)        (177,054)      (2,025,627)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                            113,403,601       44,226,066       98,088,711
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets             101,997,270       42,025,982       91,716,726
Net assets at beginning of period                      26,847,651                -       22,222,600
                                                    -------------    -------------    -------------
Net assets at end of period                           128,844,921       42,025,982      113,939,326
                                                    =============    =============    =============

(b) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2002




                                                               Total
                                                          --------------
      Increase (decrease) in net assets from operations:
        Net investment income (loss)                      $   (5,922,831)
        Net realized gain (loss)                              (7,997,855)
        Change in unrealized appreciation (depreciation)    (386,099,473)
                                                          --------------
          Net increase (decrease) from operations           (400,020,159)
                                                          --------------
      Contract transactions:
        MetLife Investors USA Insurance Company payments           3,100
        MetLife Investors USA Insurance Company
         redemptions                                              (4,535)
        Payments received from contract owners               932,242,387
        Transfers between sub-accounts (including fixed
         account), net                                       359,557,366
        Transfers for contract benefits and terminations    (157,250,488)
                                                          --------------
          Net increase (decrease) in net assets from
           contract transactions                           1,134,547,830
                                                          --------------
          Net increase (decrease) in net assets              734,527,671
      Net assets at beginning of period                    1,860,178,663
                                                          --------------
      Net assets at end of period                         $2,594,706,334
                                                          ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                               Met Investors
                                 ------------------------------------------------------------------------------------------------
                                   Lord Abbett      Lord Abbett
                                     Growth            Growth       Lord Abbett      JP Morgan                     Blackrock
                                       and              and            Bond           Quality       Blackrock         U.S.
                                   Income (g)       Income B (a)  Debenture B (a)      Bond         Equity (b)   Government (b)
                                 --------------    -------------  ---------------  -------------  -------------  --------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)    $     (485,729)        (105,082)         46,143         983,193       (251,776)     1,144,139
 Net realized gain (loss)            (2,374,907)          (3,532)           (173)        (18,380)   (15,126,892)       463,983
 Change in unrealized
   appreciation (depreciation)      (11,523,760)       1,177,296          66,391          59,526              -              -
                                 --------------    -------------   -------------   -------------  -------------  -------------
    Net increase (decrease)
     from operations                (14,384,396)       1,068,682         112,361       1,024,339    (15,378,668)     1,608,122
                                 --------------    -------------   -------------   -------------  -------------  -------------
Contract transactions:
 Payments received from
   contract owners and
   transfers in                     402,472,873       33,568,065      13,238,597      30,894,695     62,180,329     39,332,492
 Deductions for contract
   benefits and terminations
   and transfers out                (62,434,778)        (359,539)       (105,224)     (3,940,802)   (46,801,661)   (40,940,614)
                                 --------------    -------------   -------------   -------------  -------------  -------------
    Net increase (decrease)
     in net assets from
     contract transactions          340,038,095       33,208,526      13,133,373      26,953,893     15,378,668     (1,608,122)
                                 --------------    -------------   -------------   -------------  -------------  -------------
    Net increase (decrease)
     in net assets                  325,653,699       34,277,208      13,245,734      27,978,232              -              -
Net assets at beginning of
 period                                       -                -               -               -              -              -
                                 --------------    -------------   -------------   -------------  -------------  -------------
Net assets at end of period      $  325,653,699       34,277,208      13,245,734      27,978,232              -              -
                                 ==============    =============   =============   =============  =============  =============



                                      Met
                                     Putnam
                                  Research (c)
                                 -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)          (64,606)
 Net realized gain (loss)               24,378
 Change in unrealized
   appreciation (depreciation)       2,388,915
                                 -------------
    Net increase (decrease)
     from operations                 2,348,687
                                 -------------
Contract transactions:
 Payments received from
   contract owners and
   transfers in                     39,173,104
 Deductions for contract
   benefits and terminations
   and transfers out                (6,020,074)
                                 -------------
    Net increase (decrease)
     in net assets from
     contract transactions          33,153,030
                                 -------------
    Net increase (decrease)
     in net assets                  35,501,717
Net assets at beginning of
 period                                      -
                                 -------------
Net assets at end of period         35,501,717
                                 =============

(a) For the period from March 21, 2001 to December 31, 2001.
(b) For the period from January 1, 2001 to October 15, 2001.
(c) For the period from March 19, 2001 to December 31, 2001.
(g) For the period from February 12, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                                                     M
                                                     -------------------------------------------------
                                                                        MIST AIM
                                                          Met           Mid Cap          MIST AIM
                                                         Putnam           Core          Small Cap
                                                     Research B (a)   Equity B (d)     Growth B (d)
                                                     --------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (17,258)          (554)          (1,282)
  Net realized gain (loss)                                   (2,448)             8              663
  Change in unrealized appreciation (depreciation)           73,143         22,724           44,343
                                                     --------------  -------------    -------------
    Net increase (decrease) from operations                  53,437         22,178           43,724
                                                     --------------  -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                           9,227,632        988,017        1,369,078
  Deductions for contract benefits and terminations
   and transfers out                                        (41,387)             -                -
                                                     --------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                9,186,245        988,017        1,369,078
                                                     --------------  -------------    -------------
    Net increase (decrease) in net assets                 9,239,682      1,010,195        1,412,802
Net assets at beginning of period                                 -              -                -
                                                     --------------  -------------    -------------
Net assets at end of period                          $    9,239,682      1,010,195        1,412,802
                                                     ==============  =============    =============



                                                        MIST SSR         Oppenheimer         PIMCO            Janus
                                                      Concentrated         Capital           Money          Aggressive
                                                      Int'l B (d)     Appreciation B (a)  Market B (a)     Growth B (a)
                                                     -------------    ------------------ -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (268)           (82,481)          21,858          (48,665)
  Net realized gain (loss)                                   4,974               (525)               -           (1,787)
  Change in unrealized appreciation (depreciation)           3,825            (24,399)               -           63,666
                                                     -------------      -------------    -------------    -------------
    Net increase (decrease) from operations                  8,531           (107,405)          21,858           13,214
                                                     -------------      -------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                            582,371         21,953,058       23,583,480       10,280,735
  Deductions for contract benefits and terminations
   and transfers out                                      (372,171)           (99,650)      (2,924,495)         (25,663)
                                                     -------------      -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 210,200         21,853,408       20,658,985       10,255,072
                                                     -------------      -------------    -------------    -------------
    Net increase (decrease) in net assets                  218,731         21,746,003       20,680,843       10,268,286
Net assets at beginning of period                                -                  -                -                -
                                                     -------------      -------------    -------------    -------------
Net assets at end of period                                218,731         21,746,003       20,680,843       10,268,286
                                                     =============      =============    =============    =============

(a) For the period from March 21, 2001 to December 31, 2001.
(d) For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                        Met Investors
                                      ---------------------------------------------------------------------------------
                                          PIMCO             PIMCO                              MFS                 MFS
                                          Total             Total             PIMCO          Mid Cap            Research
                                        Return (e)       Return B (a)    Innovation B (a)  Growth B (a)    International B (a)
                                      --------------    -------------    ---------------- -------------    -------------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)         $      169,578          207,069           (19,621)        (55,004)            (30,948)
 Net realized gain (loss)                    104,735          208,494           (13,170)            230             (58,475)
 Change in unrealized appreciation
   (depreciation)                           (348,024)        (289,416)          (24,789)        532,265             (48,206)
                                      --------------    -------------     -------------   -------------       -------------
    Net increase (decrease) from
     operations                              (73,711)         126,147           (57,580)        477,491            (137,629)
                                      --------------    -------------     -------------   -------------       -------------
Contract transactions:
 Payments received from contract
   owners and transfers in                29,210,137       25,687,683         4,432,997      13,297,689           7,832,906
 Deductions for contract benefits
   and terminations and transfers
   out                                      (947,303)        (311,441)             (647)        (61,075)            (28,151)
                                      --------------    -------------     -------------   -------------       -------------
    Net increase (decrease) in net
     assets from contract
     transactions                         28,262,834       25,376,242         4,432,350      13,236,614           7,804,755
                                      --------------    -------------     -------------   -------------       -------------
    Net increase (decrease) in net
     assets                               28,189,123       25,502,389         4,374,770      13,714,105           7,667,126
Net assets at beginning of period                  -                -                 -               -                   -
                                      --------------    -------------     -------------   -------------       -------------
Net assets at end of period           $   28,189,123       25,502,389         4,374,770      13,714,105           7,667,126
                                      ==============    =============     =============   =============       =============

                                                   AIM
                                      ----------------------------
                                                            V.I.
                                          V.I.            Capital
                                          Value         Appreciation
                                      -------------    -------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)               (28,195)         (13,897)
 Net realized gain (loss)                   (18,241)          27,986
 Change in unrealized appreciation
   (depreciation)                          (285,881)        (283,222)
                                      -------------    -------------
    Net increase (decrease) from
     operations                            (332,317)        (269,133)
                                      -------------    -------------
Contract transactions:
 Payments received from contract
   owners and transfers in                  749,059          481,539
 Deductions for contract benefits
   and terminations and transfers
   out                                      (95,702)         (49,077)
                                      -------------    -------------
    Net increase (decrease) in net
     assets from contract
     transactions                           653,357          432,462
                                      -------------    -------------
    Net increase (decrease) in net
     assets                                 321,040          163,329
Net assets at beginning of period         1,978,696          899,998
                                      -------------    -------------
Net assets at end of period               2,299,736        1,063,327
                                      =============    =============

(a) For the period from March 21, 2001 to December 31, 2001.
(e) For the period from October 15, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                        AIM                                       MFS
                                           -----------------------------      -------------------------------------------

                                                V.I.
                                            International         V.I.                           Investors           New
                                               Equity           Balanced         Research          Trust          Discovery
                                           --------------    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)              $       (8,180)           6,701           (1,451)          (1,681)           8,980
 Net realized gain (loss)                         (24,212)         (44,299)          22,047            3,052          (24,344)
 Change in unrealized appreciation
   (depreciation)                                (188,899)        (156,755)        (154,195)         (34,906)         (28,715)
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) from
     operations                                  (221,291)        (194,353)        (133,599)         (33,535)         (44,079)
                                           --------------    -------------    -------------    -------------    -------------
Contract transactions:
 Payments received from contract owners
   and transfers in                               201,750          733,480          256,675          163,626          197,398
 Deductions for contract benefits and
   terminations and transfers out                 (53,747)        (178,024)         (19,243)          (6,356)         (39,253)
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets from contract transactions            148,003          555,456          237,432          157,270          158,145
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets                                       (73,288)         361,103          103,833          123,735          114,066
Net assets at beginning of period                 823,775        1,218,484          430,914          130,695          491,540
                                           --------------    -------------    -------------    -------------    -------------
Net assets at end of period                $      750,487        1,579,587          534,747          254,430          605,606
                                           ==============    =============    =============    =============    =============

                                                    Oppenheimer
                                           ----------------------------
                                                Main
                                               Street
                                              Growth &
                                               Income            Bond
                                           -------------    -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)                    (20,281)          21,547
 Net realized gain (loss)                        (68,584)           1,676
 Change in unrealized appreciation
   (depreciation)                               (184,937)          (2,406)
                                           -------------    -------------
    Net increase (decrease) from
     operations                                 (273,802)          20,817
                                           -------------    -------------
Contract transactions:
 Payments received from contract owners
   and transfers in                              829,099          111,019
 Deductions for contract benefits and
   terminations and transfers out               (176,657)         (76,955)
                                           -------------    -------------
    Net increase (decrease) in net
     assets from contract transactions           652,442           34,064
                                           -------------    -------------
    Net increase (decrease) in net
     assets                                      378,640           54,881
Net assets at beginning of period              1,969,900          316,808
                                           -------------    -------------
Net assets at end of period                    2,348,540          371,689
                                           =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                                     Oppenheimer
                                                                    --------------------------------------------
                                                                                       Main Street
                                                                                          Small
                                                                       Strategic         Capital
                                                                         Bond            Growth          Money
                                                                    --------------    -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                       $        2,349           (1,863)        21,811
 Net realized gain (loss)                                                    7,089           (1,220)             -
 Change in unrealized appreciation (depreciation)                           (1,198)           2,900              -
                                                                    --------------    -------------  -------------
    Net increase (decrease) from operations                                  8,240             (183)        21,811
                                                                    --------------    -------------  -------------
Contract transactions:
 Payments received from contract owners and transfers in                   173,926           86,604      1,511,350
 Deductions for contract benefits and terminations and transfers
   out                                                                     (46,840)         (49,003)    (1,538,178)
                                                                    --------------    -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                          127,086           37,601        (26,828)
                                                                    --------------    -------------  -------------
    Net increase (decrease) in net assets                                  135,326           37,418         (5,017)
Net assets at beginning of period                                          188,614          122,641        897,112
                                                                    --------------    -------------  -------------
Net assets at end of period                                         $      323,940          160,059        892,095
                                                                    ==============    =============  =============

                                                                                             Fidelity
                                                                    ----------------------------------------------------------

                                                                       VIP II
                                                                        Asset           VIP             VIP II          VIP
                                                                       Manager         Growth         Contrafund      Overseas
                                                                    -------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                           5,815,155     (4,361,573)      (1,234,370)       759,697
 Net realized gain (loss)                                                 196,484     21,848,502        5,588,330        875,085
 Change in unrealized appreciation (depreciation)                     (17,497,418)   (96,891,396)     (36,487,417)    (6,247,911)
                                                                    -------------  -------------    -------------  -------------
    Net increase (decrease) from operations                           (11,485,779)   (79,404,467)     (32,133,457)    (4,613,129)
                                                                    -------------  -------------    -------------  -------------
Contract transactions:
 Payments received from contract owners and transfers in               19,073,330     46,429,685       33,543,750        913,137
 Deductions for contract benefits and terminations and transfers
   out                                                                (28,428,856)   (64,202,105)     (16,225,268)    (2,342,321)
                                                                    -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                      (9,355,526)   (17,772,420)      17,318,482     (1,429,184)
                                                                    -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                             (20,841,305)   (97,176,887)     (14,814,975)    (6,042,313)
Net assets at beginning of period                                     210,628,314    424,444,800      234,450,128     21,241,476
                                                                    -------------  -------------    -------------  -------------
Net assets at end of period                                           189,787,009    327,267,913      219,635,153     15,199,163
                                                                    =============  =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                           Fidelity                            Scudder I
                                                         --------------------------------------------        -------------
                                                               VIP             VIP II            VIP
                                                             Equity-           Index            Money
                                                             Income             500             Market       International
                                                         --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $      134,131         (394,150)         951,467         (173,542)
  Net realized gain (loss)                                    1,634,673        1,247,468                -        2,537,498
  Change in unrealized appreciation (depreciation)           (4,191,242)     (40,958,152)               -       (9,574,760)
                                                         --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                  (2,422,438)     (40,104,834)         951,467       (7,210,804)
                                                         --------------    -------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                 986,736       43,418,955       22,387,449        6,155,581
  Deductions for contract benefits and terminations and
   transfers out                                             (3,800,267)     (44,054,182)     (21,370,198)      (2,968,882)
                                                         --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (2,813,531)        (635,227)       1,017,251        3,186,699
                                                         --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                    (5,235,969)     (40,740,061)       1,968,718       (4,024,105)
Net assets at beginning of period                            38,096,318      298,541,285       32,550,738       21,162,628
                                                         --------------    -------------    -------------    -------------
Net assets at end of period                              $   32,860,349      257,801,224       34,519,456       17,138,523
                                                         ==============    =============    =============    =============

                                                                           MetLife
                                                         -------------------------------------------
                                                                             Russell          Putnam
                                                             Janus            2000         International
                                                            Mid Cap           Index            Stock
                                                         -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 (15,164)          (3,442)          (3,194)
  Net realized gain (loss)                                    (249,910)          (7,084)          (6,257)
  Change in unrealized appreciation (depreciation)            (295,850)          15,332          (56,041)
                                                         -------------    -------------    -------------
    Net increase (decrease) from operations                   (560,924)           4,806          (65,492)
                                                         -------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                740,220          255,408          204,825
  Deductions for contract benefits and terminations and
   transfers out                                              (230,784)         (35,809)         (23,121)
                                                         -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                     509,436          219,599          181,704
                                                         -------------    -------------    -------------
    Net increase (decrease) in net assets                      (51,488)         224,405          116,212
Net assets at beginning of period                            1,087,448          183,813          212,445
                                                         -------------    -------------    -------------
Net assets at end of period                                  1,035,960          408,218          328,657
                                                         =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                            MetLife
                                                         --------------------------------------------  --------------
                                                                             Loomis
                                                             Putnam          Sayles
                                                            Large Cap      High Yield       Stock         Emerging
                                                             Growth           Bond       Index B (a)       Growth
                                                         --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $       (5,898)         7,457         (2,351)       (12,155)
  Net realized gain (loss)                                      (62,146)        (4,137)         4,951        (57,687)
  Change in unrealized appreciation (depreciation)              (87,364)        (7,353)        13,854       (265,413)
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) from operations                    (155,408)        (4,033)        16,454       (335,255)
                                                         --------------  -------------  -------------  -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                 373,577         71,746      1,789,361        363,165
  Deductions for contract benefits and terminations and
   transfers out                                                (63,136)       (15,963)          (965)       (67,424)
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                      310,441         55,783      1,788,396        295,741
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                       155,033         51,750      1,804,850        (39,514)
Net assets at beginning of period                               305,502         31,934              -        881,590
                                                         --------------  -------------  -------------  -------------
Net assets at end of period                              $      460,535         83,684      1,804,850        842,076
                                                         ==============  =============  =============  =============

                                                           Federated
                                                         -------------


                                                                          Strategic       Equity
                                                           Enterprise       Stock        Income II
                                                         -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                  (2,694)        (3,034)         1,513
  Net realized gain (loss)                                     (11,177)         3,739        (38,538)
  Change in unrealized appreciation (depreciation)             (36,526)        (1,986)       (26,649)
                                                         -------------  -------------  -------------
    Net increase (decrease) from operations                    (50,397)        (1,281)       (63,674)
                                                         -------------  -------------  -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                129,896        168,829        244,548
  Deductions for contract benefits and terminations and
   transfers out                                               (12,455)        (1,839)      (114,639)
                                                         -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     117,441        166,990        129,909
                                                         -------------  -------------  -------------
    Net increase (decrease) in net assets                       67,044        165,709         66,235
Net assets at beginning of period                              199,530        119,541        423,827
                                                         -------------  -------------  -------------
Net assets at end of period                                    266,574        285,250        490,062
                                                         =============  =============  =============

(a) For the period from March 21, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                           Federated
                                                         --------------------------------------------

                                                              High
                                                             Income           American          Growth
                                                              Bond           Leaders II      Strategic II
                                                         --------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $       32,112           (1,449)             862
  Net realized gain (loss)                                      (33,180)           3,681          (16,017)
  Change in unrealized appreciation (depreciation)               (1,210)         (71,350)         (58,107)
                                                         --------------    -------------    -------------
    Net increase (decrease) from operations                      (2,278)         (69,118)         (73,262)
                                                         --------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                  76,331          409,372           22,899
  Deductions for contract benefits and terminations and
   transfers out                                               (114,638)         (77,020)         (23,680)
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                      (38,307)         332,352             (781)
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets                       (40,585)         263,234          (74,043)
Net assets at beginning of period                               312,077          898,529          309,116
                                                         --------------    -------------    -------------
Net assets at end of period                              $      271,492        1,161,763          235,073
                                                         ==============    =============    =============

                                                                   Neuberger                   Alger        T. Rowe Price
                                                         ----------------------------      --------------   -------------


                                                                                               Small
                                                            Genesis          Partners      Capitalization      Growth
                                                         -------------    -------------    --------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 (24,338)         (10,742)        (753,808)        (511,760)
  Net realized gain (loss)                                     198,241            6,617       (2,663,076)     (10,221,006)
  Change in unrealized appreciation (depreciation)              62,958          (61,501)     (19,507,478)        (870,182)
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) from operations                    236,861          (65,626)     (22,924,362)     (11,602,948)
                                                         -------------    -------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                              1,957,078          301,839       10,896,215        3,599,019
  Deductions for contract benefits and terminations and
   transfers out                                              (859,302)        (195,213)      (5,830,137)     (55,611,898)
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   1,097,776          106,626        5,066,078      (52,012,879)
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                    1,334,637           41,000      (17,858,284)     (63,615,827)
Net assets at beginning of period                            1,983,096        1,541,651       73,746,348      104,696,211
                                                         -------------    -------------    -------------    -------------
Net assets at end of period                                  3,317,733        1,582,651       55,888,064       41,080,384
                                                         =============    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                 T. Rowe Price                  Janus
                                                         -----------------------------      -------------

                                                                                                Aspen
                                                                               Prime          Worldwide
                                                          International       Reserve          Growth
                                                         --------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $       63,301           43,337          (35,827)
  Net realized gain (loss)                                   (1,574,213)               -       (1,366,905)
  Change in unrealized appreciation (depreciation)           (1,462,101)               -       (1,100,066)
                                                         --------------    -------------    -------------
    Net increase (decrease) from operations                  (2,973,013)          43,337       (2,502,798)
                                                         --------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                 703,450          851,948        4,043,784
  Deductions for contract benefits and terminations and
   transfers out                                             (6,482,171)        (539,166)      (4,548,045)
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (5,778,721)         312,782         (504,261)
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets                    (8,751,734)         356,119       (3,007,059)
  Net assets at beginning of period                          14,409,448        1,152,327       11,332,607
                                                         --------------    -------------    -------------
  Net assets at end of period                            $    5,657,714        1,508,446        8,325,548
                                                         ==============    =============    =============

                                                              New England Zenith           Security First Trust
                                                         ----------------------------  ----------------------------
                                                                           Harris
                                                             Davis         Oakmark                       T. Rowe
                                                            Venture        Mid Cap                       Growth &
                                                          Value E (a)    Value B (a)      Bond (f)      Income (f)
                                                         -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (107,142)       (77,248)       142,213         58,123
  Net realized gain (loss)                                      (3,847)        (2,174)      (705,770)    20,622,488
  Change in unrealized appreciation (depreciation)             651,406      1,445,855      1,002,074    (10,892,904)
                                                         -------------  -------------  -------------  -------------
    Net increase (decrease) from operations                    540,417      1,366,433        438,517      9,787,707
                                                         -------------  -------------  -------------  -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                             26,440,822     20,947,375        836,363      5,734,862
  Deductions for contract benefits and terminations and
   transfers out                                              (133,588)       (91,208)   (24,966,423)  (377,345,684)
                                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  26,307,234     20,856,167    (24,130,060)  (371,610,822)
                                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   26,847,651     22,222,600    (23,691,543)  (361,823,115)
  Net assets at beginning of period                                  -              -     23,691,543    361,823,115
                                                         -------------  -------------  -------------  -------------
  Net assets at end of period                               26,847,651     22,222,600              -              -
                                                         =============  =============  =============  =============

(a) For the period from March 21, 2001 to December 31, 2001.
(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                              Security First Trust
                                                         -----------------------------
                                                              U.S.
                                                         Government (f)      Equity (f)         Total
                                                         --------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $      (47,587)         (68,467)       1,553,979
  Net realized gain (loss)                                       (5,569)         (92,850)      20,734,340
  Change in unrealized appreciation (depreciation)              479,846        4,220,322     (247,903,444)
                                                         --------------    -------------    -------------
    Net increase (decrease) from operations                     426,690        4,059,005     (225,615,125)
                                                         --------------    -------------    -------------
Contract transactions:
  Payments received from contract owners and
   transfers in                                                 664,989          237,264    1,029,775,271
  Deductions for contract benefits and terminations and
   transfers out                                            (34,141,371)     (53,824,216)    (916,485,684)
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (33,476,382)     (53,586,952)     113,289,587
                                                         --------------    -------------    -------------
    Net increase (decrease) in net assets                   (33,049,692)     (49,527,947)    (112,325,538)
Net assets at beginning of period                            33,049,692       49,527,947    1,972,504,201
                                                         --------------    -------------    -------------
Net assets at end of period                              $            -                -    1,860,178,663
                                                         ==============    =============    =============

(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(1) Organization
   MetLife Investors USA Separate Account A (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors USA Insurance Company (MLIUSA) and exists in accordance with the regulations of the Delaware Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIUSA.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the investment companies (shown below) which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIUSA. In addition to the sub-accounts, the fixed account of MLIUSA is an available investment alternative for certain contracts. The fixed account is not a part of the Separate Account and is included in the general assets and liabilities of MLIUSA.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIUSA may conduct. The following sub-accounts were available for investment as of December 31, 2002:

               Met Investors Series Trust (Met Investors):
                Lord Abbett Growth and Income Portfolio
                Lord Abbett Growth and Income Portfolio B
                Lord Abbett Bond Debenture Portfolio
                Lord Abbett Bond Debenture Portfolio B
                JP Morgan Quality Bond Portfolio
                Met Putnam Research Portfolio
                Met Putnam Research Portfolio B
                MIST AIM Mid Cap Core Equity Portfolio B
                MIST AIM Small Cap Growth Portfolio B
                MIST SSR Concentrated International Portfolio B
                MIST Third Avenue Small Cap Value Portfolio B
                Oppenheimer Capital Appreciation Portfolio B
                PIMCO Money Market Portfolio B
                Janus Aggressive Growth Portfolio B
                PIMCO Total Return Portfolio
                PIMCO Total Return Portfolio B
                PIMCO Innovation Portfolio B
                MFS Mid Cap Growth Portfolio B
                MFS Research International Portfolio B
               AIM Variable Insurance Funds, Inc. (AIM):
                V.I. Premier Equity Fund
                V.I. Capital Appreciation Fund
                V.I. International Growth Fund
                V.I. Balanced Fund
               MFS Variable Insurance Trust (MFS):
                Research Series
                Investors Trust Series
                New Discovery Series
               Oppenheimer Variable Account Funds (Oppenheimer):
                Main Street Growth & Income Fund
                Bond Fund
                Money Fund
        Oppenheimer Variable Account Funds (Oppenheimer) (Cont'd):
         Main Street Small Cap Growth Fund
         Strategic Bond Fund
        Variable Insurance Products Fund, Fund II & Fund III (Fidelity):
         VIP II Asset Manager Portfolio
         VIP Growth Portfolio
         VIP II Contrafund Portfolio
         VIP Overseas Portfolio
         VIP Equity-Income Portfolio
         VIP II Index 500 Portfolio
         VIP Money Market Portfolio
        Scudder Variable Series I (Scudder I):
         International Portfolio
        Metropolitan Life Series (MetLife):
         Janus Mid Cap Portfolio
         Russell 2000 Index Portfolio
         Putnam International Stock Portfolio
         Putnam Large Cap Growth Portfolio
         Stock Index Portfolio B
        VanKampen LIT Funds (VanKampen):
         Emerging Growth Fund
         Enterprise Fund
         Growth & Income Fund
        Federated Investors Insurance Company (Federated):
         Equity Income Fund II
         High Income Bond Fund II
         American Leaders Fund II
         Growth Strategic Fund II
        Neuberger Berman (Neuberger):
         Genesis Fund
        The Alger American Fund (Alger):
         Small Capitalization Fund
        T. Rowe Price Funds (T. Rowe):
         Growth Fund

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(1) Organization, continued

T. Rowe Price Funds (T. Rowe) (Con't): New England Zenith Fund (New England Zenith):
 International Fund                      Davis Venture Value Fund E
 Prime Reserve Fund                      Jennison Growth Portfolio B
Janus Capital Funds Corp. (Janus):       Harris Oakmark Focused Value Fund B
 Aspen Worldwide Growth Fund

  During 2002, the following portfolios changed names:
    Met Investors Series Trust - MIST AIM Mid Cap Equity Portfolio B to MIST
     AIM Mid Cap Core Equity Portfolio B
    AIM Variable Insurance Funds - AIM Value Fund to AIM Premier Equity Fund AIM Variable Insurance Funds - AIM International Equity Fund to AIM
     International Growth Fund
    New England Zenith Fund - Harris Oakmark Mid Cap Value B to Harris
     Oakmark Focused Value B

The following sub-accounts ceased operations during 2002 and 2001:
 Loomis Sayles High Yield Bond                                     April 29, 2002
 Van Kampen Strategic Stock                                        May 1, 2002
 Neuberger Partners Trust                                          May 1, 2002
 Met Investors Blackrock Equity                                    October 15, 2001
 Met Investors Blackrock U.S. Government                           October 15, 2001
 Security First Trust Bond                                         February 12, 2001
 Security First Trust T. Rowe Growth & Income                      February 12, 2001
 Security First Trust U.S. Government                              February 12, 2001
 Security First Trust Equity                                       February 12, 2001

(2) Significant Accounting Policies

  (a) Investment Valuation
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-dividend date.

  (b) Reinvestment of Distributions
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (c) Federal Income Taxes
      The operations of the Separate Account sub-accounts are included in the federal income tax return of MLIUSA which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIUSA believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

  (d) Estimates
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002


(3) Separate Account Expenses
   For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts for mortality and administrative expenses that ranges from an annual rate of 0.89% to an annual rate of 2.25%. This varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) Contract Fees
   There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years, 3% of the purchase payments withdrawn in the sixth and seventh years, and 0% of the purchase payments withdrawn thereafter. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee.

   For variable annuity contracts with a sales charge, MLIUSA deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              6.00%
                 $50,000 - $99,999.99           5.00%
                 $100,000 - $249,999.99         4.00%
                 $250,000 - $499,999.99         3.00%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   Depending on the product, an annual contract maintenance fee of $0-49 is imposed on variable annuity contracts with contract values less than $50,000 on the anniversary date of the contract. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

   During the year ended December 31, 2002, contract maintenance, surrender, and transfer fees of $3,844,309 were deducted.

   Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002


(5) Cost Basis of Investments
   The cost basis of each sub-account's investment as of December 31, 2002 follows:

      Met Investors Lord Abbett Growth and Income
        Portfolio                                           $  346,399,635
      Met Investors Lord Abbett Growth and Income
        Portfolio B                                            185,769,059
      Met Investors Lord Abbett Bond Debenture Portfolio           108,483
      Met Investors Lord Abbett Bond Debenture Portfolio B     113,998,282
      Met Investors JP Morgan Quality Bond Portfolio            37,182,180
      Met Investors Met Putnam Research Portfolio               27,119,691
      Met Investors Met Putnam Research Portfolio B             30,303,178
      Met Investors MIST AIM Mid Cap Core Equity
        Portfolio B                                             24,711,069
      Met Investors MIST AIM Small Cap Growth
        Portfolio B                                             37,584,360
      Met Investors MIST SSR Concentrated Int'l Portfolio B     13,293,542
      Met Investors MIST Third Avenue Small Cap Value
        Portfolio B                                             25,479,271
      Met Investors Oppenheimer Capital Appreciation
        Portfolio B                                            109,531,163
      Met Investors PIMCO Money Market Portfolio B              90,517,784
      Met Investors Janus Aggressive Growth Portfolio B         42,965,874
      Met Investors PIMCO Total Return Portfolio                23,615,323
      Met Investors PIMCO Total Return Portfolio B             228,623,266
      Met Investors PIMCO Innovation Portfolio B                15,092,515
      Met Investors MFS Mid Cap Growth Portfolio B              54,157,207
      Met Investors MFS Research International Portfolio B      48,089,600
      AIM V.I. Premier Equity Fund                               2,241,162
      AIM V.I. Capital Appreciation Fund                         1,161,641
      AIM V.I. International Growth Fund                           928,371
      AIM V.I. Balanced Fund                                     1,516,138
      MFS Research Series                                          560,152
      MFS Investors Trust Series                                   234,180
      MFS New Discovery Series                                     496,858
      Oppenheimer Main Street Growth & Income Fund               2,040,125
      Oppenheimer Bond Fund                                        405,696
      Oppenheimer Money Fund                                       913,258
      Oppenheimer Main Street Small Capital Growth Fund            156,789

         Oppenheimer Strategic Bond Fund                 $      249,750
         Fidelity VIP II Asset Manager Portfolio            206,547,230
         Fidelity VIP Growth Portfolio                      368,799,982
         Fidelity VIP II Contrafund Portfolio               236,144,699
         Fidelity VIP Overseas Portfolio                     17,879,935
         Fidelity VIP Equity-Income Portfolio                29,021,919
         Fidelity VIP II Index 500 Portfolio                260,625,776
         Fidelity VIP Money Market Portfolio                 30,993,059
         Scudder I International Portfolio                   29,063,329
         MetLife Janus Mid Cap Portfolio                      1,495,439
         MetLife Russell 2000 Index Portfolio                   489,531
         MetLife Putnam International Stock Portfolio           388,806
         MetLife Putnam Large Cap Growth Portfolio              602,897
         MetLife Stock Index Portfolio B                     45,705,848
         Van Kampen Emerging Growth Fund                        813,716
         Van Kampen Enterprise Fund                             225,467
         Van Kampen Growth & Income Fund                        252,338
         Federated Equity Income Fund II                        405,075
         Federated High Income Bond Fund                        275,435
         Federated American Leaders Fund II                     736,612
         Federated Growth Strategic Fund II                     348,243
         Neuberger Genesis Fund                               3,031,443
         Alger Small Capitalization Fund                    110,076,371
         T. Rowe Growth Fund                                 42,527,643
         T. Rowe International Fund                           7,011,394
         T. Rowe Prime Reserve Fund                           1,841,195
         Janus Aspen Worldwide Growth Fund                    8,739,113
         New England Zenith Davis Venture Value Fund E      138,910,548
         New England Zenith Jennison Growth Portfolio B      44,084,507
         New England Zenith Harris Oakmark Focused Value
           Fund B                                           117,768,933
                                                         --------------
                                                         $3,170,252,085
                                                         ==============

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding

                                                                         Met Investors
                                   -----------------------------------------------------------------------------------------
                                   Lord Abbett  Lord Abbett
                                     Growth       Growth     Lord Abbett  Lord Abbett   JP Morgan                 Blackrock
                                       and          and         Bond         Bond        Quality     Blackrock       U.S.
                                     Income      Income B     Debenture   Debenture B     Bond        Equity      Government
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000           -            -            -            -            -            -            -
   Units Issued                     13,851,020      829,908            -      951,968    2,643,609    5,212,031    5,155,108
   Units Redeemed                     (794,276)         (14)           -       (2,309)    (243,190)  (5,212,031)  (5,155,108)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001  13,056,744      829,894            -      949,659    2,400,419            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                      1,549,693    4,305,256       27,783    9,394,264    1,134,762            -            -
   Units Redeemed                   (1,759,662)    (372,072)      (4,391)  (1,894,405)    (475,242)           -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002  12,846,775    4,763,078       23,392    8,449,518    3,059,939            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -            -            -            -            -            -
   Units Issued                              -            -            -            -            -            -            -
   Units Redeemed                            -            -            -            -            -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001           -            -            -            -            -            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                              -            -            -            -            -            -            -
   Units Redeemed                            -            -            -            -            -            -            -
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -            -            -            -            -            -
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                                          Met Investors
                                   -------------------------------------------------------------------------------------------
                                                               MIST AIM                                 MIST
                                       Met          Met        Mid Cap     MIST AIM      MIST SSR   Third Avenue  Oppenheimer
                                      Putnam       Putnam        Core      Small Cap   Concentrated  Small Cap      Capital
                                     Research    Research B    Equity B    Growth B      Int'l B      Value B    Appreciation B
                                   -----------  -----------  -----------  -----------  ------------ ------------ --------------
Accumulation Units:
 Unit Balance at December 31, 2000           -            -            -            -            -            -             -
   Units Issued                      4,271,829    1,148,742       91,975      119,269       54,402            -     2,581,098
   Units Redeemed                            -         (643)           -            -      (34,390)           -        (6,768)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2001   4,271,829    1,148,099       91,975      119,269       20,012            -     2,574,330
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                        155,184    3,804,684    2,782,051    4,384,817    2,076,456    3,351,666    14,586,041
   Units Redeemed                     (906,198)    (635,480)    (457,630)    (439,321)    (654,717)    (244,877)   (1,517,417)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002   3,520,815    4,317,303    2,416,396    4,064,765    1,441,751    3,106,789    15,642,954
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -            -            -            -            -             -
   Units Issued                              -            -            -            -            -            -             -
   Units Redeemed                            -            -            -            -            -            -             -
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2001           -            -            -            -            -            -             -
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                              -            -            -            -            -            -             -
   Units Redeemed                            -            -            -            -            -            -             -
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at December 31, 2002           -            -            -            -            -            -             -
                                   ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                                           Met Investors
                                   ---------------------------------------------------------------------------------
                                      PIMCO        Janus          PIMCO        PIMCO                        MFS
                                      Money      Aggressive       Total        Total        PIMCO         Mid Cap
                                     Market B     Growth B        Return      Return B   Innovation B     Growth B
                                   -----------  -----------    -----------  -----------  ------------   -----------
Accumulation Units:
 Unit Balance at December 31, 2000           -            -              -            -            -              -
   Units Issued                      2,329,487    1,409,821      3,960,781    2,452,036      719,543      1,671,645
   Units Redeemed                     (288,557)      (1,668)             -      (26,347)           -         (2,743)
                                   -----------  -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2001   2,040,930    1,408,153      3,960,781    2,425,689      719,543      1,668,902
                                   ===========  ===========    ===========  ===========  ===========    ===========
   Units Issued                     17,646,874    6,396,924        496,215   20,415,679    3,285,269      8,867,108
   Units Redeemed                  (10,706,168)    (676,086)    (1,145,748)  (1,756,563)    (545,597)    (1,045,601)
                                   -----------  -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2002   8,981,636    7,128,991      3,311,248   21,084,805    3,459,215      9,490,409
                                   ===========  ===========    ===========  ===========  ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -              -            -            -              -
   Units Issued                              -            -              -            -            -              -
   Units Redeemed                            -            -              -            -            -              -
                                   -----------  -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2001           -            -              -            -            -              -
                                   ===========  ===========    ===========  ===========  ===========    ===========
   Units Issued                              -            -              -            -        3,515              -
   Units Redeemed                            -            -              -            -       (1,752)             -
                                   -----------  -----------    -----------  -----------  -----------    -----------
 Unit Balance at December 31, 2002           -            -              -            -        1,763              -
                                   ===========  ===========    ===========  ===========  ===========    ===========


                                         MFS
                                      Research
                                   International B
                                   ---------------
Accumulation Units:
 Unit Balance at December 31, 2000             -
   Units Issued                          918,458
   Units Redeemed                         (1,560)
                                     -----------
 Unit Balance at December 31, 2001       916,898
                                     ===========
   Units Issued                        7,647,919
   Units Redeemed                     (2,170,029)
                                     -----------
 Unit Balance at December 31, 2002     6,394,788
                                     ===========

Annuitization Units:
 Unit Balance at December 31, 2000             -
   Units Issued                                -
   Units Redeemed                              -
                                     -----------
 Unit Balance at December 31, 2001             -
                                     ===========
   Units Issued                                -
   Units Redeemed                              -
                                     -----------
 Unit Balance at December 31, 2002             -
                                     ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                           AIM                                           MFS
                                   ---------------------------------------------------  -------------------------------------

                                      V.I.          V.I.         V.I.
                                     Premier      Capital    International     V.I.                   Investors       New
                                     Equity     Appreciation    Growth       Balanced     Research      Trust      Discovery
                                   -----------  ------------ ------------- -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000     403,474      151,690       156,400      225,183       79,052       25,912       68,805
   Units Issued                        163,249       96,291        44,943      146,358       52,366       36,522       29,340
   Units Redeemed                      (22,668)     (11,023)      (12,311)     (37,248)      (5,022)      (1,565)      (7,594)
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001     544,055      236,958       189,032      334,293      126,396       60,869       90,551
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========
   Units Issued                        214,480      119,900        62,473      125,998       70,559       30,846       54,473
   Units Redeemed                     (291,126)    (143,742)      (82,911)    (161,963)     (82,693)     (37,423)     (69,565)
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002     467,409      213,116       168,594      298,328      114,262       54,292       75,459
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -             -            -            -            -            -
   Units Issued                              -            -             -            -            -            -            -
   Units Redeemed                            -            -             -            -            -            -            -
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001           -            -             -            -            -            -            -
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========
   Units Issued                              -            -             -            -            -            -            -
   Units Redeemed                            -            -             -            -            -            -            -
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -            -             -            -            -            -            -
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                             Oppenheimer
                                   ---------------------------------------------------------------
                                                                              Main Street
                                   Main Street                                   Small
                                    Growth &                                    Capital       Strategic
                                     Income           Bond          Money       Growth          Bond
                                   -----------    -----------    -----------  -----------    -----------
Accumulation Units:
 Unit Balance at December 31, 2000     410,678         60,455        169,243       19,587         36,333
   Units Issued                        183,360         20,206        281,793       15,615         32,850
   Units Redeemed                      (41,357)       (13,927)      (286,710)      (9,185)        (8,823)
                                   -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2001     552,681         66,734        164,326       26,017         60,360
                                   ===========    ===========    ===========  ===========    ===========
   Units Issued                        189,616         51,420        742,197          798          9,925
   Units Redeemed                     (305,791)       (48,069)      (738,979)      (2,676)       (26,652)
                                   -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002     436,506         70,085        167,544       24,139         43,633
                                   ===========    ===========    ===========  ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -              -            -              -
   Units Issued                              -              -              -            -              -
   Units Redeemed                            -              -              -            -              -
                                   -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2001           -              -              -            -              -
                                   ===========    ===========    ===========  ===========    ===========
   Units Issued                              -              -              -            -              -
   Units Redeemed                            -              -              -            -              -
                                   -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002           -              -              -            -              -
                                   ===========    ===========    ===========  ===========    ===========

                                           Fidelity
                                   ------------------------

                                     VIP II
                                      Asset         VIP
                                     Manager       Growth
                                   -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000  22,097,177   26,410,138
   Units Issued                      2,097,534    3,303,723
   Units Redeemed                   (3,172,372)  (4,698,039)
                                   -----------  -----------
 Unit Balance at December 31, 2001  21,022,339   25,015,822
                                   ===========  ===========
   Units Issued                      2,059,632    3,426,291
   Units Redeemed                   (3,062,973)  (3,791,926)
                                   -----------  -----------
 Unit Balance at December 31, 2002  20,018,998   24,650,187
                                   ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -
   Units Issued                              -            -
   Units Redeemed                            -            -
                                   -----------  -----------
 Unit Balance at December 31, 2001           -            -
                                   ===========  ===========
   Units Issued                              -            -
   Units Redeemed                            -            -
                                   -----------  -----------
 Unit Balance at December 31, 2002           -            -
                                   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                               Fidelity                                Scudder      MetLife
                                   ---------------------------------------------------------------  ------------- -----------
                                                                 VIP         VIP II        VIP
                                      VIP II        VIP        Equity-       Index        Money                      Janus
                                    Contrafund    Overseas     Income         500         Market    International   Mid Cap
                                   -----------  -----------  -----------  -----------  -----------  ------------- -----------
Accumulation Units:
 Unit Balance at December 31, 2000  17,726,847    2,427,111    3,523,619   19,826,735    4,903,645     2,156,709      325,036
   Units Issued                      3,109,877      113,208       93,698    5,232,692    6,637,947       759,450      270,277
   Units Redeemed                   (1,655,297)    (311,992)    (374,444)  (5,331,661)  (6,469,179)     (355,296)     (94,229)
                                   -----------  -----------  -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2001  19,181,427    2,228,327    3,242,873   19,727,766    5,072,413     2,560,863      501,084
                                   ===========  ===========  ===========  ===========  ===========   ===========  ===========
   Units Issued                      2,781,999      130,146       88,856    3,288,938    2,258,178     1,189,230      142,919
   Units Redeemed                   (2,371,021)    (444,342)    (604,163)  (2,847,878)  (2,804,936)     (776,660)    (157,900)
                                   -----------  -----------  -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2002  19,592,405    1,914,131    2,727,566   20,168,826    4,525,655     2,973,433      486,103
                                   ===========  ===========  ===========  ===========  ===========   ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -            -            -            -            -             -            -
   Units Issued                              -            -            -            -            -             -            -
   Units Redeemed                            -            -            -            -            -             -            -
                                   -----------  -----------  -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2001           -            -            -            -            -             -            -
                                   ===========  ===========  ===========  ===========  ===========   ===========  ===========
   Units Issued                              -            -            -            -            -             -            -
   Units Redeemed                            -            -            -            -            -             -            -
                                   -----------  -----------  -----------  -----------  -----------   -----------  -----------
 Unit Balance at December 31, 2002           -            -            -            -            -             -            -
                                   ===========  ===========  ===========  ===========  ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                                MetLife                                     Van Kampen
                                   ----------------------------------------------------------------  ------------------------
                                                                              Loomis
                                     Russell       Putnam       Putnam        Sayles
                                      2000      International  Large Cap    High Yield     Stock       Emerging
                                      Index         Stock       Growth         Bond       Index B       Growth     Enterprise
                                   -----------  ------------- -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000      40,074        47,757       86,274        6,676            -      123,520       40,024
   Units Issued                         57,154        52,651      131,915       14,765      166,446       63,561       35,341
   Units Redeemed                       (7,752)       (6,040)     (27,509)      (3,468)           -      (12,416)      (7,216)
                                   -----------   -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001      89,476        94,368      190,680       17,973      166,446      174,665       68,149
                                   ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                         53,356        19,999       45,393        1,780    6,874,465      136,454       54,763
   Units Redeemed                      (37,051)      (16,692)     (43,341)     (19,753)  (2,019,099)    (168,159)     (65,939)
                                   -----------   -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002     105,781        97,675      192,732            -    5,021,812      142,960       56,973
                                   ===========   ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -             -            -            -            -            -            -
   Units Issued                              -             -            -            -            -            -            -
   Units Redeemed                            -             -            -            -            -            -            -
                                   -----------   -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001           -             -            -            -            -            -            -
                                   ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                              -             -            -            -            -            -            -
   Units Redeemed                            -             -            -            -            -            -            -
                                   -----------   -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002           -             -            -            -            -            -            -
                                   ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                          Van Kampen                                Federated
                                   ------------------------    --------------------------------------------------

                                                                                  High
                                     Growth &      Strategic     Equity          Income        American        Growth
                                      Income         Stock      Income II         Bond        Leaders II    Strategic II
                                   -----------    -----------  -----------    -----------    -----------    ------------
Accumulation Units:
 Unit Balance at December 31, 2000           -         25,179       88,768         69,186        182,440         55,660
   Units Issued                              -         35,858       55,030         16,779         84,027          5,087
   Units Redeemed                            -           (755)     (26,866)       (25,753)       (16,735)        (5,439)
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -         60,282      116,932         60,212        249,732         55,308
                                   ===========    ===========  ===========    ===========    ===========    ===========
   Units Issued                        123,984              -       79,954         34,908        145,362          1,344
   Units Redeemed                      (69,510)       (60,282)    (105,059)       (40,971)      (232,904)        (5,425)
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002      54,474              -       91,827         54,149        162,190         51,227
                                   ===========    ===========  ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -            -              -              -              -
   Units Issued                              -              -            -              -              -              -
   Units Redeemed                            -              -            -              -              -              -
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -              -            -              -              -              -
                                   ===========    ===========  ===========    ===========    ===========    ===========
   Units Issued                              -              -            -              -              -              -
   Units Redeemed                            -              -            -              -              -              -
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002           -              -            -              -              -              -
                                   ===========    ===========  ===========    ===========    ===========    ===========

                                    Neuberger
                                   -----------



                                     Genesis
                                   -----------
Accumulation Units:
 Unit Balance at December 31, 2000     317,788
   Units Issued                        305,042
   Units Redeemed                     (144,174)
                                   -----------
 Unit Balance at December 31, 2001     478,656
                                   ===========
   Units Issued                        180,589
   Units Redeemed                     (180,154)
                                   -----------
 Unit Balance at December 31, 2002     479,091
                                   ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2001           -
                                   ===========
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                    Neuberger         Alger                   T. Rowe Price                    Janus
                                   -----------    -------------- --------------------------------------     -----------
                                                                                                               Aspen
                                                      Small                                       Prime      Worldwide
                                    Partners      Capitalization    Growth      International    Reserve      Growth
                                   -----------    -------------- -----------    -------------  -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000     275,633       8,600,753     1,495,353       1,308,958        72,165    1,304,672
   Units Issued                         56,460       1,664,660        56,239          74,762        52,733      555,489
   Units Redeemed                      (37,066)       (890,916)     (895,411)       (718,724)      (33,154)    (613,236)
                                   -----------     -----------   -----------     -----------   -----------  -----------
 Unit Balance at December 31, 2001     295,027       9,374,497       656,181         664,996        91,744    1,246,925
                                   ===========     ===========   ===========     ===========   ===========  ===========
   Units Issued                         12,514       1,845,548        58,302          78,426        91,477      324,304
   Units Redeemed                     (307,541)     (1,401,918)     (129,121)       (109,299)      (71,943)    (522,053)
                                   -----------     -----------   -----------     -----------   -----------  -----------
 Unit Balance at December 31, 2002           -       9,818,127       585,362         634,123       111,278    1,049,176
                                   ===========     ===========   ===========     ===========   ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -               -             -               -             -            -
   Units Issued                              -               -             -               -             -            -
   Units Redeemed                            -               -             -               -             -            -
                                   -----------     -----------   -----------     -----------   -----------  -----------
 Unit Balance at December 31, 2001           -               -             -               -             -            -
                                   ===========     ===========   ===========     ===========   ===========  ===========
   Units Issued                              -               -             -               -             -            -
   Units Redeemed                            -               -             -               -             -            -
                                   -----------     -----------   -----------     -----------   -----------  -----------
 Unit Balance at December 31, 2002           -               -             -               -             -            -
                                   ===========     ===========   ===========     ===========   ===========  ===========

                                   New England Zenith
                                   ------------------
                                         Davis
                                        Venture
                                        Value E
                                   ------------------
Accumulation Units:
 Unit Balance at December 31, 2000              -
   Units Issued                         2,649,034
   Units Redeemed                               -
                                      -----------
 Unit Balance at December 31, 2001      2,649,034
                                      ===========
   Units Issued                        14,004,607
   Units Redeemed                      (1,167,076)
                                      -----------
 Unit Balance at December 31, 2002     15,486,565
                                      ===========

Annuitization Units:
 Unit Balance at December 31, 2000              -
   Units Issued                                 -
   Units Redeemed                               -
                                      -----------
 Unit Balance at December 31, 2001              -
                                      ===========
   Units Issued                                 -
   Units Redeemed                               -
                                      -----------
 Unit Balance at December 31, 2002              -
                                      ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                      New England Zenith                        Security First Trust
                                   ------------------------      --------------------------------------------------
                                                    Harris
                                    Jennison        Oakmark                       T. Rowe
                                     Growth         Focused                       Growth &         U.S.
                                    Portfolio       Value B          Bond          Income       Government       Equity
                                   -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at December 31, 2000           -              -      2,089,648     13,159,082      4,947,089      4,882,977
   Units Issued                              -      1,863,945         75,659        223,550        100,302         25,427
   Units Redeemed                            -              -     (2,165,307)   (13,382,632)    (5,047,391)    (4,908,404)
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -      1,863,945              -              -              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                      5,747,313      9,960,577              -              -              -              -
   Units Redeemed                     (228,132)    (1,139,281)             -              -              -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002   5,519,181     10,685,241              -              -              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -              -              -              -              -
   Units Issued                              -              -              -              -              -              -
   Units Redeemed                            -              -              -              -              -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -              -              -              -              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                              -              -              -              -              -              -
   Units Redeemed                            -              -              -              -              -              -
                                   -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002           -              -              -              -              -              -
                                   ===========    ===========    ===========    ===========    ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the years ended December 31, 2002 and December 31, 2001 follows:

                                                                                  Realized Gain (Loss)
                                                                    -----------------------------------------------
                                                                         Aggregate      Aggregate Cost
                                                            Year or Proceeds from Sales of Fund Shares   Realized
                                                            Period    of Fund Shares       Redeemed     Gain (Loss)
                                                            ------- ------------------- -------------- ------------

Met Investors Lord Abbett Growth and Income Portfolio        2002      $291,523,289      $294,835,936  $ (3,312,647)
                                                             2001        53,749,858        56,124,765    (2,374,907)

Met Investors Lord Abbett Growth & Income Portfolio B        2002           595,910           714,200      (118,290)
                                                             2001            68,279            71,811        (3,532)

Met Investors Lord Abbett Bond Debenture Portfolio           2002            18,015            18,911          (896)
                                                             2001                 -                 -             -

Met Investors Lord Abbett Bond Debenture Portfolio B         2002        16,689,856        17,463,501      (773,645)
                                                             2001            25,239            25,412          (173)

Met Investors JP Morgan Quality Bond Portfolio               2002        25,597,796        25,524,161        73,635
                                                             2001         3,554,609         3,572,989       (18,380)

Met Investors Blackrock Equity                               2002                 -                 -             -
                                                             2001        39,925,140        55,052,032   (15,126,892)

Met Investors Blackrock Government                           2002                 -                 -             -
                                                             2001        36,308,891        35,844,908       463,983

Met Investors Met Putnam Research Portfolio                  2002         6,099,157         6,769,561      (670,404)
                                                             2001         1,194,718         1,170,340        24,378

Met Investors Met Putnam Research Portfolio B                2002         1,255,930         1,490,017      (234,087)
                                                             2001           109,107           111,555        (2,448)

Met Investors MIST AIM Mid Cap Core Equity Portfolio B       2002         1,232,763         1,379,477      (146,714)
                                                             2001               565               557             8

Met Investors MIST AIM Small Cap Growth Portfolio B          2002           704,109           785,490       (81,381)
                                                             2001            19,353            18,690           663

Met Investors MIST SSR Concentrated Int'l Portfolio B        2002         4,769,015         4,804,964       (35,949)
                                                             2001         1,354,515         1,351,911         2,604

Met Investors MIST Third Avenue Small Cap Value Portfolio B  2002           403,229           407,288        (4,059)
                                                             2001                 -                 -             -

Met Investors Oppenheimer Capital Appreciation Portfolio B   2002         1,052,602         1,202,113      (149,511)
                                                             2001           191,570           192,095          (525)

Met Investors PIMCO Money Market Portfolio B                 2002        49,095,311        49,095,311             -
                                                             2001         6,924,454         6,924,454             -

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                       Realized Gain (Loss)
                                                          ---------------------------------------------
                                                               Aggregate      Aggregate Cost
                                                  Year or Proceeds from Sales of Fund Shares  Realized
                                                  Period    of Fund Shares       Redeemed    Gain (Loss)
                                                  ------- ------------------- -------------- -----------

Met Investors Janus Aggressive Growth Portfolio B  2002       $   654,286      $   773,380    $(119,094)
                                                   2001            23,371           25,158       (1,787)

Met Investors PIMCO Total Return Portfolio         2002         7,495,714        7,316,530      179,184
                                                   2001         1,727,648        1,721,245        6,403

Met Investors PIMCO Total Return Portfolio B       2002         1,574,251        1,527,983       46,268
                                                   2001           431,070          426,944        4,126

Met Investors PIMCO Innovation Portfolio B         2002           430,803          632,154     (201,351)
                                                   2001           172,144          185,314      (13,170)

Met Investors MFS Mid Cap Growth Portfolio B       2002           642,350          858,443     (216,093)
                                                   2001           117,387          117,157          230

Met Investors Research International Portfolio B   2002        10,070,141       10,580,261     (510,120)
                                                   2001         1,695,130        1,753,605      (58,475)

AIM V.I. Premier Equity Fund                       2002           835,523        1,261,244     (425,721)
                                                   2001           257,143          322,118      (64,975)

AIM V.I. Capital Appreciation Fund                 2002           510,548          789,132     (278,584)
                                                   2001           173,542          232,640      (59,098)

AIM V.I. International Growth Fund                 2002           272,932          412,451     (139,519)
                                                   2001           121,740          165,920      (44,180)

AIM V.I. Balanced Fund                             2002           631,610          777,374     (145,764)
                                                   2001           433,106          477,405      (44,299)

MFS Research Series                                2002           266,053          396,789     (130,736)
                                                   2001           139,370          173,174      (33,804)

MFS Investors Trust Series                         2002           127,785          158,337      (30,552)
                                                   2001             8,532            9,409         (877)

MFS New Discovery Series                           2002           327,864          422,011      (94,147)
                                                   2001           136,322          161,333      (25,011)

Oppenheimer Main Street Growth & Income Fund       2002           980,235        1,208,814     (228,579)
                                                   2001           448,268          516,852      (68,584)

Oppenheimer Bond Fund                              2002           244,130          249,696       (5,566)
                                                   2001           129,813          128,137        1,676

Oppenheimer Money Fund                             2002           699,283          699,283            -
                                                   2001         2,413,176        2,413,176            -

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                       Realized Gain (Loss)
                                                          ----------------------------------------------
                                                               Aggregate      Aggregate Cost
                                                  Year or Proceeds from Sales of Fund Shares  Realized
                                                  Period    of Fund Shares       Redeemed    Gain (Loss)
                                                  ------- ------------------- -------------- -----------

Oppenheimer Main Street Small Capital Growth Fund  2002      $     12,911      $     14,878  $    (1,967)
                                                   2001             8,917            10,137       (1,220)

Oppenheimer Strategic Bond Fund                    2002           150,423           155,437       (5,014)
                                                   2001            89,010            89,921         (911)

Fidelity VIP II Asset Manager Portfolio            2002       393,445,900       397,279,333   (3,833,433)
                                                   2001        21,775,137        24,736,094   (2,960,957)

Fidelity VIP Growth Portfolio                      2002       314,967,074       323,402,057   (8,434,983)
                                                   2001        49,283,616        54,893,022   (5,609,406)

Fidelity VIP II Contrafund Portfolio               2002       212,046,853       213,471,517   (1,424,664)
                                                   2001         6,535,790         6,926,666     (390,876)

Fidelity VIP Overseas Portfolio                    2002         3,421,687         4,817,243   (1,395,556)
                                                   2001         2,521,492         3,203,227     (681,735)

Fidelity VIP Equity-Income Portfolio               2002         5,170,737         6,343,165   (1,172,428)
                                                   2001         4,075,879         4,194,460     (118,581)

Fidelity VIP II Index 500 Portfolio                2002       226,822,745       229,423,747   (2,601,002)
                                                   2001        31,734,944        30,487,476    1,247,468

Fidelity VIP Money Market Portfolio                2002        65,970,622        65,970,622            -
                                                   2001        22,862,061        22,862,061            -

Scudder I International Portfolio                  2002        30,506,860        32,678,379   (2,171,519)
                                                   2001         2,477,509         3,461,035     (983,526)

MetLife Janus Mid Cap Portfolio                    2002           258,078           512,615     (254,537)
                                                   2001           388,275           638,185     (249,910)

MetLife Russell 2000 Index Portfolio               2002           144,723           177,708      (32,985)
                                                   2001            51,373            58,457       (7,084)

MetLife Putnam International Stock Portfolio       2002            55,498            71,729      (16,231)
                                                   2001            97,984           114,136      (16,152)

MetLife Putnam Large Cap Growth Portfolio          2002            77,093           138,464      (61,371)
                                                   2001           133,164           195,310      (62,146)

MetLife Loomis Sayles High Yield Bond              2002             4,862             5,370         (508)
                                                   2001            29,513            33,650       (4,137)

MetLife Stock Index Portfolio B                    2002        11,211,932        12,548,635   (1,336,703)
                                                   2001           554,622           549,671        4,951

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                    Realized Gain (Loss)
                                                      -----------------------------------------------
                                                           Aggregate      Aggregate Cost
                                              Year or Proceeds from Sales of Fund Shares   Realized
                                              Period    of Fund Shares       Redeemed     Gain (Loss)
                                              ------- ------------------- -------------- ------------

VanKampen Emerging Growth Fund                 2002       $   534,912      $   901,549   $   (366,637)
                                               2001           125,963          184,463        (58,500)

VanKampen Enterprise Fund                      2002           188,175          270,310        (82,135)
                                               2001            86,326          112,874        (26,548)

VanKampen Growth and Income Fund               2002           247,427          240,568          6,859
                                               2001                 -                -              -

VanKampen Strategic Stock Fund                 2002           306,519          289,211         17,308
                                               2001             9,851            9,248            603

Federated Equity Income Fund II                2002           277,572          359,951        (82,379)
                                               2001           209,934          248,472        (38,538)

Federated High Income Bond Fund                2002           185,787          210,652        (24,865)
                                               2001           278,401          311,581        (33,180)

Federated American Leaders Fund II             2002           857,771          995,497       (137,726)
                                               2001           219,629          221,857         (2,228)

Federated Growth Strategic Fund II             2002            22,360           41,951        (19,591)
                                               2001            26,283           42,300        (16,017)

Neuberger Genesis Fund                         2002         3,945,915        3,901,378         44,537
                                               2001         3,444,548        3,337,279        107,269

Neuberger Partners                             2002         1,628,818        1,816,376       (187,558)
                                               2001           165,338          186,780        (21,442)

Alger Small Capitalization Fund                2002        92,308,865       95,743,000     (3,434,135)
                                               2001         2,885,955        5,549,031     (2,663,076)

T. Rowe Growth Fund                            2002        49,309,288       51,995,771     (2,686,483)
                                               2001        55,082,191       65,754,355    (10,672,164)

T. Rowe International Fund                     2002         7,698,878        8,013,342       (314,464)
                                               2001         6,337,554        7,926,799     (1,589,245)

T. Rowe Prime Reserve Fund                     2002         3,106,226        3,106,226              -
                                               2001           771,364          771,364              -

Janus Aspen Worldwide Growth Fund              2002        11,618,006       12,871,450     (1,253,444)
                                               2001         4,562,561        5,929,466     (1,366,905)

New England Zenith Davis Venture Value Fund E  2002           967,804        1,047,284        (79,480)
                                               2001            83,012           86,859         (3,847)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                            Realized Gain (Loss)
                                                               ----------------------------------------------
                                                                    Aggregate      Aggregate Cost
                                                       Year or Proceeds from Sales of Fund Shares  Realized
                                                       Period    of Fund Shares       Redeemed    Gain (Loss)
                                                       ------- ------------------- -------------- -----------

New England Zenith Jennison Growth Portfolio B          2002      $    131,074      $    139,179  $    (8,105)
                                                        2001                 -                 -            -

New England Zenith Harris Oakmark Focused Value Fund B  2002         1,530,063         1,737,651     (207,588)
                                                        2001            43,973            46,147       (2,174)

Security First Trust Bond                               2002                 -                 -            -
                                                        2001        24,897,001        25,602,771     (705,770)

Security First Trust T. Rowe Growth & Income            2002                 -                 -            -
                                                        2001       375,869,852       355,305,018   20,564,834

Security First Trust U.S Government                     2002                 -                 -            -
                                                        2001           711,057           716,626       (5,569)

Security First Trust Equity                             2002                 -                 -            -
                                                        2001           760,128           852,978      (92,850)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                         Unrealized Appreciation (Depreciation)
                                                                    -----------------------------------------------
                                                                     Appreciation     Appreciation
                                                            Year or (Depreciation)   (Depreciation)
                                                            Period  End of Period  Beginning of Period    Change
                                                            ------- -------------- ------------------- ------------

Met Investors Lord Abbett Growth and Income Portfolio        2002    $(89,096,088)    $(11,523,760)    $(77,572,328)
                                                             2001     (11,523,760)               -      (11,523,760)

Met Investors Lord Abbett Growth & Income Portfolio B        2002     (27,212,543)       1,177,296      (28,389,839)
                                                             2001       1,177,296                -        1,177,296

Met Investors Lord Abbett Bond Debenture Portfolio           2002             102                -              102
                                                             2001               -                -                -

Met Investors Lord Abbett Bond Debenture Portfolio B         2002       1,323,627           66,391        1,257,236
                                                             2001          66,391                -           66,391

Met Investors JP Morgan Quality Bond Portfolio               2002       1,146,501           59,526        1,086,975
                                                             2001          59,526                -           59,526

Met Investors Blackrock Equity                               2001               -                -                -
                                                             2000               -                -                -

Met Investors Blackrock Government                           2001               -                -                -
                                                             2000               -                -                -

Met Investors Met Putnam Research Portfolio                  2002      (4,087,958)       2,388,915       (6,476,873)
                                                             2001       2,388,915                -        2,388,915

Met Investors Met Putnam Research Portfolio B                2002      (3,226,127)          73,143       (3,299,270)
                                                             2001          73,143                -           73,143

Met Investors MIST AIM Mid Cap Core Equity Portfolio B       2002      (1,420,926)          22,724       (1,443,650)
                                                             2001          22,724                -           22,724

Met Investors MIST AIM Small Cap Growth Portfolio B          2002      (3,236,418)          44,343       (3,280,761)
                                                             2001          44,343                -           44,343

Met Investors MIST SSR Concentrated Int'l Portfolio B        2002        (597,503)           3,825         (601,328)
                                                             2001           3,825                -            3,825

Met Investors MIST Third Avenue Small Cap Value Portfolio B  2002          66,218                -           66,218
                                                             2001               -                -                -

Met Investors Oppenheimer Capital Appreciation Portfolio B   2002     (11,624,942)         (24,399)     (11,600,543)
                                                             2001         (24,399)               -          (24,399)

Met Investors PIMCO Money Market Portfolio B                 2002               -                -                -
                                                             2001               -                -                -

Met Investors Janus Aggressive Growth Portfolio B            2002      (6,043,694)          63,666       (6,107,360)
                                                             2001          63,666                -           63,666

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                               Unrealized Appreciation (Depreciation)
                                                          -----------------------------------------------
                                                           Appreciation     Appreciation
                                                  Year or (Depreciation)   (Depreciation)
                                                  Period  End of Period  Beginning of Period    Change
                                                  ------- -------------- ------------------- ------------

Met Investors PIMCO Total Return Portfolio         2002    $  1,879,764       $(348,024)     $  2,227,788
                                                   2001        (348,024)              -          (348,024)

Met Investors PIMCO Total Return Portfolio B       2002       9,787,280        (289,416)       10,076,696
                                                   2001        (289,416)              -          (289,416)

Met Investors PIMCO Innovation Portfolio B         2002      (4,837,981)        (24,789)       (4,813,192)
                                                   2001         (24,789)              -           (24,789)

Met Investors MFS Mid Cap Growth Portfolio B       2002     (11,199,294)        532,265       (11,731,559)
                                                   2001         532,265               -           532,265

Met Investors Research International Portfolio B   2002      (1,665,261)        (48,206)       (1,617,055)
                                                   2001         (48,206)              -           (48,206)

AIM V.I. Premier Equity Fund                       2002        (880,515)       (651,310)         (229,205)
                                                   2001        (651,310)       (365,429)         (285,881)

AIM V.I. Capital Appreciation Fund                 2002        (446,410)       (482,121)           35,711
                                                   2001        (482,121)       (198,899)         (283,222)

AIM V.I. International Growth Fund                 2002        (370,605)       (399,857)           29,252
                                                   2001        (399,857)       (210,958)         (188,899)

AIM V.I. Balanced Fund                             2002        (360,735)       (214,518)         (146,217)
                                                   2001        (214,518)        (57,763)         (156,755)

MFS Research Series                                2002        (199,766)       (200,526)              760
                                                   2001        (200,526)        (46,331)         (154,195)

MFS Investors Trust Series                         2002         (57,009)        (34,738)          (22,271)
                                                   2001         (34,738)            168           (34,906)

MFS New Discovery Series                           2002        (156,002)        (69,844)          (86,158)
                                                   2001         (69,844)        (41,129)          (28,715)

Oppenheimer Main Street Growth & Income Fund       2002        (552,093)       (375,551)         (176,542)
                                                   2001        (375,551)       (190,614)         (184,937)

Oppenheimer Bond Fund                              2002          15,805           5,462            10,343
                                                   2001           5,462           7,868            (2,406)

Oppenheimer Money Fund                             2002               -               -                 -
                                                   2001               -               -                 -

Oppenheimer Main Street Small Capital Growth Fund  2002         (32,864)        (10,662)          (22,202)
                                                   2001         (10,662)        (13,562)            2,900

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                          Unrealized Appreciation (Depreciation)
                                                     -----------------------------------------------
                                                      Appreciation     Appreciation
                                             Year or (Depreciation)   (Depreciation)
                                             Period  End of Period  Beginning of Period    Change
                                             ------- -------------- ------------------- ------------

Oppenheimer Strategic Bond Fund               2002   $        (735)    $     (1,020)    $        285
                                              2001          (1,020)             178           (1,198)

Fidelity VIP II Asset Manager Portfolio       2002     (43,474,896)     (23,531,874)     (19,943,022)
                                              2001     (23,531,874)      (6,034,456)     (17,497,418)

Fidelity VIP Growth Portfolio                 2002    (146,036,278)     (54,662,872)     (91,373,406)
                                              2001     (54,662,872)      42,228,524      (96,891,396)

Fidelity VIP II Contrafund Portfolio          2002     (34,883,179)     (13,377,047)     (21,506,132)
                                              2001     (13,377,047)      23,110,370      (36,487,417)

Fidelity VIP Overseas Portfolio               2002      (7,589,688)      (5,981,065)      (1,608,623)
                                              2001      (5,981,065)         266,846       (6,247,911)

Fidelity VIP Equity-Income Portfolio          2002      (6,355,406)        (906,835)      (5,448,571)
                                              2001        (906,835)       3,284,407       (4,191,242)

Fidelity VIP II Index 500 Portfolio           2002     (58,062,956)       1,429,728      (59,492,684)
                                              2001       1,429,728       42,387,880      (40,958,152)

Fidelity VIP Money Market Portfolio           2002               -                -                -
                                              2001               -                -                -

Scudder I International Portfolio             2002     (13,010,946)     (11,623,392)      (1,387,554)
                                              2001     (11,623,392)      (2,048,632)      (9,574,760)

MetLife Janus Mid Cap Portfolio               2002        (794,013)        (722,067)         (71,946)
                                              2001        (722,067)        (426,217)        (295,850)

MetLife Russell 2000 Index Portfolio          2002        (109,899)         (18,838)         (91,061)
                                              2001         (18,838)         (34,170)          15,332

MetLife Putnam International Stock Portfolio  2002        (111,231)         (65,550)         (45,681)
                                              2001         (65,550)          (9,509)         (56,041)

MetLife Putnam Large Cap Growth Portfolio     2002        (278,354)        (190,417)         (87,937)
                                              2001        (190,417)        (103,053)         (87,364)

MetLife Loomis Sayles High Yield Bond         2002               -           (8,635)           8,635
                                              2001          (8,635)          (1,282)          (7,353)

MetLife Stock Index Portfolio B               2002      (4,217,392)          13,854       (4,231,246)
                                              2001          13,854                -           13,854

Van Kampen Emerging Growth Fund               2002        (354,506)        (473,731)         119,225
                                              2001        (473,731)        (208,318)        (265,413)

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                            Unrealized Appreciation (Depreciation)
                                                       -----------------------------------------------
                                                        Appreciation     Appreciation
                                               Year or (Depreciation)   (Depreciation)
                                               Period  End of Period  Beginning of Period    Change
                                               ------- -------------- ------------------- ------------

Van Kampen Enterprise Fund                      2002    $    (73,224)    $    (82,822)    $      9,598
                                                2001         (82,822)         (46,296)         (36,526)

Van Kampen Growth & Income Fund                 2002         (33,073)               -          (33,073)
                                                2001               -                -                -

Van Kampen Strategic Stock Fund                 2002               -           12,418          (12,418)
                                                2001          12,418           14,404           (1,986)

Federated Equity Income Fund II                 2002        (103,581)         (79,059)         (24,522)
                                                2001         (79,059)         (52,410)         (26,649)

Federated High Income Bond Fund                 2002         (30,425)         (31,800)           1,375
                                                2001         (31,800)         (30,590)          (1,210)

Federated American Leaders Fund II              2002        (141,566)         (46,418)         (95,148)
                                                2001         (46,418)          24,932          (71,350)

Federated Growth Strategic Fund II              2002        (189,708)        (149,281)         (40,427)
                                                2001        (149,281)         (91,174)         (58,107)

Neuberger Genesis Fund                          2002         165,148          389,444         (224,296)
                                                2001         389,444          326,486           62,958

Neuberger Partners                              2002               -         (183,291)         183,291
                                                2001        (183,291)        (121,790)         (61,501)

Alger Small Capitalization Fund                 2002     (67,412,861)     (55,736,476)     (11,676,385)
                                                2001     (55,736,476)     (36,228,998)     (19,507,478)

T. Rowe Growth Fund                             2002     (14,537,560)      (7,799,665)      (6,737,895)
                                                2001      (7,799,665)      (6,929,483)        (870,182)

T. Rowe International Fund                      2002      (2,633,385)      (1,896,818)        (736,567)
                                                2001      (1,896,818)        (434,717)      (1,462,101)

T. Rowe Prime Reserve Fund                      2002               -                -                -
                                                2001               -                -                -

Janus Aspen Worldwide Growth Fund               2002      (3,561,087)      (2,723,972)        (837,115)
                                                2001      (2,723,972)      (1,623,906)      (1,100,066)

New England Zenith Davis Venture Value Fund E   2002      (9,993,308)         651,406      (10,644,714)
                                                2001         651,406                -          651,406

New England Zenith Jennison Growth Portfolio B  2002      (2,035,146)               -       (2,035,146)
                                                2001               -                -                -

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued

                                                                    Unrealized Appreciation (Depreciation)
                                                               -----------------------------------------------
                                                                Appreciation     Appreciation
                                                       Year or (Depreciation)   (Depreciation)
                                                       Period  End of Period  Beginning of Period    Change
                                                       ------- -------------- ------------------- ------------

New England Zenith Harris Oakmark Focused Value Fund B  2002    $(3,765,186)      $ 1,445,855     $ (5,211,041)
                                                        2001      1,445,855                 -        1,445,855

Security First Trust Bond                               2002              -                 -                -
                                                        2001              -        (1,002,074)       1,002,074

Security First Trust T. Rowe Growth & Income            2002              -                 -                -
                                                        2001              -        10,892,904      (10,892,904)

Security First Trust U.S Government                     2002              -                 -                -
                                                        2001              -          (479,846)         479,846

Security First Trust Equity                             2002              -                 -                -
                                                        2001              -        (4,220,322)       4,220,322

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors USA Variable Annuity Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                             As of December 31, 2002     For the Year ended December 31, 2002
                                                         ------------------------------- ----------------------------------
                                                                      Unit    Net Assets  Investment     Expense     Total
                                                           Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                         --------- ---------- ---------- -------------   -------   ---------
Accumulation units:
  Met Investors Lord Abbett Growth & Income              2,255,533 $17.441719  $ 39,340      0.91%        1.40%     (19.09%)
  Met Investors Lord Abbett Growth & Income, Series AA     792,781  55.571198    44,056      0.91%        0.89%     (18.67%)
  Met Investors Lord Abbett Growth & Income, Series G      179,672  17.498076     3,144      0.91%        1.25%     (19.04%)
  Met Investors Lord Abbett Growth & Income, Series W    7,351,222  17.495728   128,615      0.91%        1.35%     (19.05%)
  Met Investors Lord Abbett Growth & Income, Series ZZZ  2,267,567  18.410159    41,746      0.91%        1.35%     (19.05%)
  Met Investors Lord Abbett Growth & Income B              328,461  33.421284    10,978      1.77%        1.40%     (19.26%)
  Met Investors Lord Abbett Growth & Income B, Series H    447,743  33.480916    14,991      1.77%        1.30%     (19.18%)
  Met Investors Lord Abbett Growth & Income B, Series I  1,007,685  33.332049    33,588      1.77%        1.55%     (19.38%)
  Met Investors Lord Abbett Growth & Income B, Series J    283,444  33.309078     9,441      1.77%        1.60%     (19.42%)
  Met Investors Lord Abbett Growth & Income B, Series K    866,334  33.272684    28,825      1.77%        1.65%     (19.46%)
  Met Investors Lord Abbett Growth & Income B, Series L    219,367  33.252421     7,294      1.77%        1.70%     (19.50%)
  Met Investors Lord Abbett Growth & Income B, Series M     66,863  33.255789     2,224      1.77%        1.75%     (19.54%)
  Met Investors Lord Abbett Growth & Income B, Series N    534,288  33.183838    17,730      1.77%        1.80%     (19.58%)
  Met Investors Lord Abbett Growth & Income B, Series O    247,664  33.168661     8,215      1.77%        1.85%     (19.62%)
  Met Investors Lord Abbett Growth & Income B, Series P    266,109  33.124735     8,815      1.77%        1.90%     (19.66%)
  Met Investors Lord Abbett Growth & Income B, Series Q     40,786  33.112927     1,350      1.77%        1.95%     (19.70%)
  Met Investors Lord Abbett Growth & Income B, Series R     87,441  33.138079     2,898      1.77%        2.00%     (19.74%)
  Met Investors Lord Abbett Growth & Income B, Series S    302,516  33.036285     9,994      1.77%        2.05%     (19.78%)
  Met Investors Lord Abbett Growth & Income B, Series T     51,220  33.029514     1,692      1.77%        2.10%     (19.82%)
  Met Investors Lord Abbett Growth & Income B, Series U     13,157  33.020784       434      1.77%        2.25%     (19.94%)
  Met Investors Lord Abbett Bond Debenture                  23,392   4.650168       109      0.00%        1.40%      (1.77%)
  Met Investors Lord Abbett Bond Debenture B               392,182  13.705136     5,375      4.91%        1.40%      (1.96%)
  Met Investors Lord Abbett Bond Debenture B, Series H     549,400  13.729566     7,543      4.91%        1.30%      (1.86%)
  Met Investors Lord Abbett Bond Debenture B, Series I   2,112,042  13.668578    28,869      4.91%        1.55%      (2.10%)
  Met Investors Lord Abbett Bond Debenture B, Series J     468,584  13.659173     6,400      4.91%        1.60%      (2.15%)
  Met Investors Lord Abbett Bond Debenture B, Series K   1,433,750  13.644245    19,562      4.91%        1.65%      (2.20%)
  Met Investors Lord Abbett Bond Debenture B, Series L     380,787  13.636163     5,192      4.91%        1.70%      (2.25%)
  Met Investors Lord Abbett Bond Debenture B, Series M     177,526  13.637350     2,421      4.91%        1.75%      (2.30%)
  Met Investors Lord Abbett Bond Debenture B, Series N   1,326,102  13.607857    18,045      4.91%        1.80%      (2.35%)
  Met Investors Lord Abbett Bond Debenture B, Series O     552,962  13.601843     7,521      4.91%        1.85%      (2.40%)
  Met Investors Lord Abbett Bond Debenture B, Series P     247,038  13.583639     3,356      4.91%        1.90%      (2.45%)
  Met Investors Lord Abbett Bond Debenture B, Series Q      56,392  13.579025       766      4.91%        1.95%      (2.49%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                        As of December 31, 2002
                                                                    -------------------------------
                                                                              Unit Fair  Net Assets
                                                                      Units     Value      (000)
                                                                    --------- ---------- ----------
Accumulation units, continued:
  Met Investors Lord Abbett Bond Debenture B, Series R                159,766 $13.589148  $ 2,171
  Met Investors Lord Abbett Bond Debenture B, Series S                517,037  13.547402    7,005
  Met Investors Lord Abbett Bond Debenture B, Series T                 60,620  13.544852      821
  Met Investors Lord Abbett Bond Debenture B, Series U                 15,330  13.541111      208
  Met Investors JP Morgan Quality Bond Portfolio                    1,044,513  11.663144   12,182
  Met Investors JP Morgan Quality Bond, Series AA                     185,520  25.737880    4,775
  Met Investors JP Morgan Quality Bond, Series G                       36,710  11.701095      430
  Met Investors JP Morgan Quality Bond, Series W                      250,996  11.252792    2,824
  Met Investors JP Morgan Quality Bond, Series ZZZ                  1,542,200  11.699525   18,043
  Met Investors Met Putnam Research                                 1,116,953   5.516066    6,161
  Met Investors Met Putnam Research, Series V                       2,403,862   7.019184   16,873
  Met Investors Met Putnam Research B                                 258,066   6.298411    1,625
  Met Investors Met Putnam Research B, Series H                       326,543   6.309653    2,060
  Met Investors Met Putnam Research B, Series I                       901,095   6.281590    5,660
  Met Investors Met Putnam Research B, Series J                       317,612   6.277263    1,994
  Met Investors Met Putnam Research B, Series K                       799,574   6.270402    5,014
  Met Investors Met Putnam Research B, Series L                       150,739   6.266710      945
  Met Investors Met Putnam Research B, Series M                        57,736   6.267212      362
  Met Investors Met Putnam Research B, Series N                       555,619   6.253646    3,475
  Met Investors Met Putnam Research B, Series O                       249,285   6.250922    1,558
  Met Investors Met Putnam Research B, Series P                       193,762   6.242515    1,210
  Met Investors Met Putnam Research B, Series Q                        77,945   6.240417      486
  Met Investors Met Putnam Research B, Series R                        27,217   6.245031      170
  Met Investors Met Putnam Research B, Series S                       294,123   6.225832    1,831
  Met Investors Met Putnam Research B, Series T                        82,794   6.224695      515
  Met Investors Met Putnam Research B, Series U                        25,193   6.222927      157
  Met Investors MIST AIM Mid Cap Core Equity B                        118,900   9.665975    1,149
  Met Investors MIST AIM Mid Cap Core Equity B, Series H              221,500   9.677875    2,144
  Met Investors MIST AIM Mid Cap Core Equity B, Series I              538,310   9.648180    5,194
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series J    132,164   9.642279    1,274
  Met Investors MIST AIM Mid Cap Core Equity B, Series K              372,266   9.636340    3,587
  Met Investors MIST AIM Mid Cap Core Equity B, Series L               79,620   9.630429      767
  Met Investors MIST AIM Mid Cap Core Equity B, Series M               58,804   9.624517      566
  Met Investors MIST AIM Mid Cap Core Equity B, Series N              293,856   9.618604    2,826
  Met Investors MIST AIM Mid Cap Core Equity B, Series O              140,994   9.612701    1,355
  Met Investors MIST AIM Mid Cap Core Equity B, Series P              216,961   9.606799    2,084

                                                                    For the Year ended December 31, 2002
                                                                    ----------------------------------
                                                                     Investment     Expense     Total
                                                                    Income Ratio*   Ratio**   Return***
                                                                    -------------   -------   ---------
Accumulation units, continued:
  Met Investors Lord Abbett Bond Debenture B, Series R                  4.91%        2.00%      (2.54%)
  Met Investors Lord Abbett Bond Debenture B, Series S                  4.91%        2.05%      (2.59%)
  Met Investors Lord Abbett Bond Debenture B, Series T                  4.91%        2.10%      (2.64%)
  Met Investors Lord Abbett Bond Debenture B, Series U                  4.91%        2.25%      (2.79%)
  Met Investors JP Morgan Quality Bond Portfolio                        5.20%        1.40%       7.44%
  Met Investors JP Morgan Quality Bond, Series AA                       5.20%        0.89%       7.99%
  Met Investors JP Morgan Quality Bond, Series G                        5.20%        1.25%       7.51%
  Met Investors JP Morgan Quality Bond, Series W                        5.20%        1.35%       7.49%
  Met Investors JP Morgan Quality Bond, Series ZZZ                      5.20%        1.35%       7.49%
  Met Investors Met Putnam Research                                     0.41%        1.40%     (21.71%)
  Met Investors Met Putnam Research, Series V                           0.41%        1.15%     (21.52%)
  Met Investors Met Putnam Research B                                   0.69%        1.40%     (21.91%)
  Met Investors Met Putnam Research B, Series H                         0.69%        1.30%     (21.84%)
  Met Investors Met Putnam Research B, Series I                         0.69%        1.55%     (22.03%)
  Met Investors Met Putnam Research B, Series J                         0.69%        1.60%     (22.07%)
  Met Investors Met Putnam Research B, Series K                         0.69%        1.65%     (22.11%)
  Met Investors Met Putnam Research B, Series L                         0.69%        1.70%     (22.15%)
  Met Investors Met Putnam Research B, Series M                         0.69%        1.75%     (22.19%)
  Met Investors Met Putnam Research B, Series N                         0.69%        1.80%     (22.23%)
  Met Investors Met Putnam Research B, Series O                         0.69%        1.85%     (22.26%)
  Met Investors Met Putnam Research B, Series P                         0.69%        1.90%     (22.30%)
  Met Investors Met Putnam Research B, Series Q                         0.69%        1.95%     (22.34%)
  Met Investors Met Putnam Research B, Series R                         0.69%        2.00%     (22.38%)
  Met Investors Met Putnam Research B, Series S                         0.69%        2.05%     (22.42%)
  Met Investors Met Putnam Research B, Series T                         0.69%        2.10%     (22.46%)
  Met Investors Met Putnam Research B, Series U                         0.69%        2.25%     (22.58%)
  Met Investors MIST AIM Mid Cap Core Equity B                          0.02%        1.40%     (12.06%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series H                0.02%        1.30%     (11.97%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series I                0.02%        1.55%     (12.19%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series J      0.02%        1.60%     (12.23%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series K                0.02%        1.65%     (12.28%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series L                0.02%        1.70%     (12.32%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series M                0.02%        1.75%     (12.37%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series N                0.02%        1.80%     (12.41%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series O                0.02%        1.85%     (12.45%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series P                0.02%        1.90%     (12.50%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                            As of December 31, 2002    For the Year ended December 31, 2002
                                                          ---------------------------- ----------------------------------
                                                                  Unit Fair Net Assets  Investment     Expense     Total
                                                           Units    Value     (000)    Income Ratio*   Ratio**   Return***
                                                          ------- --------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors MIST AIM Mid Cap Core Equity B, Series Q   15,208 $9.600911   $  146       0.02%        1.95%     (12.54%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series R   32,906  9.595007      316       0.02%        2.00%     (12.58%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series S  120,295  9.589118    1,154       0.02%        2.05%     (12.63%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series T   49,002  9.583231      470       0.02%        2.10%     (12.67%)
  Met Investors MIST AIM Mid Cap Core Equity B, Series U   25,610  9.565587      245       0.02%        2.25%     (12.80%)
  Met Investors MIST AIM Small Cap Growth B               286,443  8.472945    2,427       0.00%        1.40%     (28.51%)
  Met Investors MIST AIM Small Cap Growth B, Series H     332,912  8.483365    2,824       0.00%        1.30%     (28.44%)
  Met Investors MIST AIM Small Cap Growth B, Series I     885,410  8.457339    7,488       0.00%        1.55%     (28.62%)
  Met Investors MIST AIM Small Cap Growth B, Series J     268,553  8.452139    2,270       0.00%        1.60%     (28.66%)
  Met Investors MIST AIM Small Cap Growth B, Series K     722,371  8.446962    6,102       0.00%        1.65%     (28.69%)
  Met Investors MIST AIM Small Cap Growth B, Series L     239,467  8.441761    2,021       0.00%        1.70%     (28.73%)
  Met Investors MIST AIM Small Cap Growth B, Series M      78,786  8.436574      665       0.00%        1.75%     (28.76%)
  Met Investors MIST AIM Small Cap Growth B, Series N     362,611  8.431404    3,057       0.00%        1.80%     (28.80%)
  Met Investors MIST AIM Small Cap Growth B, Series O     305,189  8.426214    2,572       0.00%        1.85%     (28.83%)
  Met Investors MIST AIM Small Cap Growth B, Series P     168,440  8.421029    1,418       0.00%        1.90%     (28.87%)
  Met Investors MIST AIM Small Cap Growth B, Series Q      30,708  8.415864      258       0.00%        1.95%     (28.91%)
  Met Investors MIST AIM Small Cap Growth B, Series R      95,304  8.410685      802       0.00%        2.00%     (28.94%)
  Met Investors MIST AIM Small Cap Growth B, Series S     190,183  8.405523    1,599       0.00%        2.05%     (28.98%)
  Met Investors MIST AIM Small Cap Growth B, Series T      58,848  8.400363      494       0.00%        2.10%     (29.01%)
  Met Investors MIST AIM Small Cap Growth B, Series U      39,540  8.384889      332       0.00%        2.25%     (29.12%)
  Met Investors MIST SSR Concentrated Int'l B              61,768  8.832552      546       0.24%        1.40%     (19.23%)
  Met Investors MIST SSR Concentrated Int'l B, Series H   124,408  8.843411    1,100       0.24%        1.30%     (19.15%)
  Met Investors MIST SSR Concentrated Int'l B, Series I   276,217  8.816298    2,435       0.24%        1.55%     (19.35%)
  Met Investors MIST SSR Concentrated Int'l B, Series J   123,770  8.810879    1,091       0.24%        1.60%     (19.39%)
  Met Investors MIST SSR Concentrated Int'l B, Series K   200,258  8.805453    1,763       0.24%        1.65%     (19.43%)
  Met Investors MIST SSR Concentrated Int'l B, Series L    95,533  8.800051      841       0.24%        1.70%     (19.47%)
  Met Investors MIST SSR Concentrated Int'l B, Series M    35,315  8.794646      311       0.24%        1.75%     (19.51%)
  Met Investors MIST SSR Concentrated Int'l B, Series N   140,211  8.789245    1,232       0.24%        1.80%     (19.55%)
  Met Investors MIST SSR Concentrated Int'l B, Series O   145,520  8.783853    1,278       0.24%        1.85%     (19.59%)
  Met Investors MIST SSR Concentrated Int'l B, Series P    43,566  8.778461      382       0.24%        1.90%     (19.64%)
  Met Investors MIST SSR Concentrated Int'l B, Series Q     9,080  8.773064       80       0.24%        1.95%     (19.68%)
  Met Investors MIST SSR Concentrated Int'l B, Series R    55,895  8.767679      490       0.24%        2.00%     (19.72%)
  Met Investors MIST SSR Concentrated Int'l B, Series S    50,576  8.762286      443       0.24%        2.05%     (19.76%)
  Met Investors MIST SSR Concentrated Int'l B, Series T    41,764  8.756916      366       0.24%        2.10%     (19.80%)
  Met Investors MIST SSR Concentrated Int'l B, Series U    37,870  8.740772      331       0.24%        2.25%     (19.92%)
  Met Investors MIST Third Ave Small Cap Val B            186,056  8.232502    1,532       0.39%        1.40%     (17.68%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                  As of December 31, 2002     For the Year ended December 31, 2002
                                                              ------------------------------- ----------------------------------
                                                                           Unit    Net Assets  Investment     Expense     Total
                                                                Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                              --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors MIST Third Ave Small Cap Val B, Series H        217,902 $ 8.238014  $ 1,795       0.39%        1.30%     (17.62%)
  Met Investors MIST Third Ave Small Cap Val B, Series I        574,174   8.224231    4,722       0.39%        1.55%     (17.76%)
  Met Investors MIST Third Ave Small Cap Val B, Series J        212,188   8.221481    1,744       0.39%        1.60%     (17.79%)
  Met Investors MIST Third Ave Small Cap Val B, Series K        605,519   8.218733    4,976       0.39%        1.65%     (17.81%)
  Met Investors MIST Third Ave Small Cap Val B, Series L        189,189   8.215979    1,554       0.39%        1.70%     (17.84%)
  Met Investors MIST Third Ave Small Cap Val B, Series M         74,526   8.213229      612       0.39%        1.75%     (17.87%)
  Met Investors MIST Third Ave Small Cap Val B, Series N        275,334   8.210477    2,261       0.39%        1.80%     (17.90%)
  Met Investors MIST Third Ave Small Cap Val B, Series O        252,666   8.207727    2,074       0.39%        1.85%     (17.92%)
  Met Investors MIST Third Ave Small Cap Val B, Series P        196,053   8.204986    1,609       0.39%        1.90%     (17.95%)
  Met Investors MIST Third Ave Small Cap Val B, Series Q         25,327   8.202238      208       0.39%        1.95%     (17.98%)
  Met Investors MIST Third Ave Small Cap Val B, Series R         84,149   8.199490      690       0.39%        2.00%     (18.01%)
  Met Investors MIST Third Ave Small Cap Val B, Series S        153,211   8.196735    1,256       0.39%        2.05%     (18.03%)
  Met Investors MIST Third Ave Small Cap Val B, Series T         40,475   8.194000      332       0.39%        2.10%     (18.06%)
  Met Investors MIST Third Ave Small Cap Val B, Series U         20,020   8.185772      164       0.39%        2.25%     (18.14%)
  Met Investors Oppenheimer Capital Appreciation B            1,098,408   6.283863    6,902       0.01%        1.40%     (25.78%)
  Met Investors Oppenheimer Capital Appreciation B, Series H  1,277,510   6.295082    8,042       0.01%        1.30%     (25.71%)
  Met Investors Oppenheimer Capital Appreciation B, Series I  3,252,130   6.267067   20,381       0.01%        1.55%     (25.90%)
  Met Investors Oppenheimer Capital Appreciation B, Series J    904,339   6.262753    5,664       0.01%        1.60%     (25.93%)
  Met Investors Oppenheimer Capital Appreciation B, Series K  2,701,559   6.255898   16,901       0.01%        1.65%     (25.97%)
  Met Investors Oppenheimer Capital Appreciation B, Series L    802,287   6.252226    5,016       0.01%        1.70%     (26.01%)
  Met Investors Oppenheimer Capital Appreciation B, Series M    269,975   6.252719    1,688       0.01%        1.75%     (26.04%)
  Met Investors Oppenheimer Capital Appreciation B, Series N  1,773,536   6.239188   11,066       0.01%        1.80%     (26.08%)
  Met Investors Oppenheimer Capital Appreciation B, Series O    944,987   6.236469    5,893       0.01%        1.85%     (26.12%)
  Met Investors Oppenheimer Capital Appreciation B, Series P    861,757   6.228069    5,367       0.01%        1.90%     (26.15%)
  Met Investors Oppenheimer Capital Appreciation B, Series Q    157,453   6.225984      980       0.01%        1.95%     (26.19%)
  Met Investors Oppenheimer Capital Appreciation B, Series R    265,758   6.230588    1,656       0.01%        2.00%     (26.23%)
  Met Investors Oppenheimer Capital Appreciation B, Series S  1,090,542   6.211432    6,774       0.01%        2.05%     (26.27%)
  Met Investors Oppenheimer Capital Appreciation B, Series T    196,298   6.210289    1,219       0.01%        2.10%     (26.30%)
  Met Investors Oppenheimer Capital Appreciation B, Series U     46,415   6.208524      288       0.01%        2.25%     (26.41%)
  Met Investors PIMCO Money Market B                            330,699  10.122875    3,348       1.02%        1.40%      (0.31%)
  Met Investors PIMCO Money Market B, Series H                  670,575  10.140914    6,800       1.02%        1.30%      (0.21%)
  Met Investors PIMCO Money Market B, Series I                2,283,174  10.095861   23,051       1.02%        1.55%      (0.46%)
  Met Investors PIMCO Money Market B, Series J                  276,470  10.088895    2,789       1.02%        1.60%      (0.51%)
  Met Investors PIMCO Money Market B, Series K                1,572,815  10.077903   15,851       1.02%        1.65%      (0.56%)
  Met Investors PIMCO Money Market B, Series L                  153,417  10.071962    1,545       1.02%        1.70%      (0.61%)
  Met Investors PIMCO Money Market B, Series M                  212,893  10.072814    2,144       1.02%        1.75%      (0.66%)
  Met Investors PIMCO Money Market B, Series N                1,207,446  10.051027   12,136       1.02%        1.80%      (0.71%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                         As of December 31, 2002     For the Year ended December 31, 2002
                                                     ------------------------------- ----------------------------------
                                                                  Unit    Net Assets  Investment     Expense     Total
                                                       Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                     --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors PIMCO Money Market B, Series O         569,120 $10.046614  $ 5,718       1.02%        1.85%      (0.76%)
  Met Investors PIMCO Money Market B, Series P         473,530  10.033146    4,751       1.02%        1.90%      (0.81%)
  Met Investors PIMCO Money Market B, Series Q          55,169  10.029770      553       1.02%        1.95%      (0.86%)
  Met Investors PIMCO Money Market B, Series R         248,663  10.037211    2,496       1.02%        2.00%      (0.91%)
  Met Investors PIMCO Money Market B, Series S         812,823  10.006370    8,133       1.02%        2.05%      (0.96%)
  Met Investors PIMCO Money Market B, Series T          67,441  10.004520      675       1.02%        2.10%      (1.01%)
  Met Investors PIMCO Money Market B, Series U          47,401  10.001729      474       1.02%        2.25%      (1.15%)
  Met Investors Janus Aggressive Growth B              480,838   5.200438    2,501       0.01%        1.40%     (28.84%)
  Met Investors Janus Aggressive Growth B, Series H    646,614   5.209721    3,369       0.01%        1.30%     (28.77%)
  Met Investors Janus Aggressive Growth B, Series I  1,550,682   5.186539    8,043       0.01%        1.55%     (28.95%)
  Met Investors Janus Aggressive Growth B, Series J    413,511   5.182964    2,143       0.01%        1.60%     (28.98%)
  Met Investors Janus Aggressive Growth B, Series K  1,182,456   5.177286    6,122       0.01%        1.65%     (29.02%)
  Met Investors Janus Aggressive Growth B, Series L    346,505   5.174250    1,793       0.01%        1.70%     (29.05%)
  Met Investors Janus Aggressive Growth B, Series M     94,446   5.174685      489       0.01%        1.75%     (29.09%)
  Met Investors Janus Aggressive Growth B, Series N    835,616   5.163465    4,315       0.01%        1.80%     (29.12%)
  Met Investors Janus Aggressive Growth B, Series O    413,906   5.161212    2,136       0.01%        1.85%     (29.16%)
  Met Investors Janus Aggressive Growth B, Series P    286,849   5.154251    1,478       0.01%        1.90%     (29.20%)
  Met Investors Janus Aggressive Growth B, Series Q     41,484   5.152539      214       0.01%        1.95%     (29.23%)
  Met Investors Janus Aggressive Growth B, Series R    168,611   5.156360      869       0.01%        2.00%     (29.27%)
  Met Investors Janus Aggressive Growth B, Series S    492,175   5.140483    2,530       0.01%        2.05%     (29.30%)
  Met Investors Janus Aggressive Growth B, Series T    121,884   5.139555      626       0.01%        2.10%     (29.34%)
  Met Investors Janus Aggressive Growth B, Series U     53,414   5.138103      274       0.01%        2.25%     (29.44%)
  Met Investors PIMCO Total Return                   1,613,018   7.661281   12,358       0.00%        1.40%       8.04%
  Met Investors PIMCO Total Return, Series V         1,622,941   7.732928   12,550       0.00%        1.15%       8.31%
  Met Investors PIMCO Total Return, Series W            75,289   7.686312      579       0.00%        1.35%       8.10%
  Met Investors PIMCO Total Return B                 1,063,325  11.355362   12,074       0.00%        1.40%       7.77%
  Met Investors PIMCO Total Return B, Series H       1,717,759  11.375589   19,541       0.00%        1.30%       7.88%
  Met Investors PIMCO Total Return B, Series I       4,438,759  11.325063   50,269       0.00%        1.55%       7.61%
  Met Investors PIMCO Total Return B, Series J       1,545,756  11.317287   17,494       0.00%        1.60%       7.56%
  Met Investors PIMCO Total Return B, Series K       3,428,408  11.304919   38,758       0.00%        1.65%       7.51%
  Met Investors PIMCO Total Return B, Series L         890,602  11.298298   10,062       0.00%        1.70%       7.45%
  Met Investors PIMCO Total Return B, Series M         501,200  11.299212    5,663       0.00%        1.75%       7.40%
  Met Investors PIMCO Total Return B, Series N       2,505,019  11.274776   28,244       0.00%        1.80%       7.34%
  Met Investors PIMCO Total Return B, Series O       1,324,728  11.269887   14,930       0.00%        1.85%       7.29%
  Met Investors PIMCO Total Return B, Series P       1,057,186  11.254708   11,898       0.00%        1.90%       7.24%
  Met Investors PIMCO Total Return B, Series Q         190,754  11.250979    2,146       0.00%        1.95%       7.18%
  Met Investors PIMCO Total Return B, Series R         413,082  11.259283    4,651       0.00%        2.00%       7.13%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                            As of December 31, 2002     For the Year ended December 31, 2002
                                                        ------------------------------- ----------------------------------
                                                                     Unit    Net Assets  Investment     Expense     Total
                                                          Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                        --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors PIMCO Total Return B, Series S          1,751,046 $11.224688  $19,655       0.00%        2.05%       7.08%
  Met Investors PIMCO Total Return B, Series T            186,014  11.222686    2,088       0.00%        2.10%       7.02%
  Met Investors PIMCO Total Return B, Series U             71,167  11.219500      798       0.00%        2.25%       6.86%
  Met Investors PIMCO Innovation B                        183,011   2.960358      542       0.00%        1.40%     (51.42%)
  Met Investors PIMCO Innovation B, Series H              351,078   2.965659    1,041       0.00%        1.30%     (51.37%)
  Met Investors PIMCO Innovation B, Series I              881,565   2.952425    2,603       0.00%        1.55%     (51.49%)
  Met Investors PIMCO Innovation B, Series J              121,436   2.950399      358       0.00%        1.60%     (51.51%)
  Met Investors PIMCO Innovation B, Series K              447,789   2.947164    1,320       0.00%        1.65%     (51.54%)
  Met Investors PIMCO Innovation B, Series L               79,109   2.945438      233       0.00%        1.70%     (51.56%)
  Met Investors PIMCO Innovation B, Series M               18,134   2.945671       53       0.00%        1.75%     (51.59%)
  Met Investors PIMCO Innovation B, Series N              505,062   2.939266    1,485       0.00%        1.80%     (51.61%)
  Met Investors PIMCO Innovation B, Series O              118,513   2.937996      348       0.00%        1.85%     (51.64%)
  Met Investors PIMCO Innovation B, Series P              289,927   2.934022      851       0.00%        1.90%     (51.66%)
  Met Investors PIMCO Innovation B, Series Q               34,129   2.933046      100       0.00%        1.95%     (51.69%)
  Met Investors PIMCO Innovation B, Series R               35,779   2.935223      105       0.00%        2.00%     (51.71%)
  Met Investors PIMCO Innovation B, Series S              293,830   2.926172      860       0.00%        2.05%     (51.73%)
  Met Investors PIMCO Innovation B, Series T               27,962   2.925649       82       0.00%        2.10%     (51.76%)
  Met Investors PIMCO Innovation B, Series U               71,891   2.924829      210       0.00%        2.25%     (51.83%)
  Met Investors MFS Mid Cap Growth B                      630,000   4.545270    2,864       0.00%        1.40%     (44.82%)
  Met Investors MFS Mid Cap Growth B, Series H            857,021   4.553397    3,902       0.00%        1.30%     (44.76%)
  Met Investors MFS Mid Cap Growth B, Series I          1,942,617   4.533110    8,806       0.00%        1.55%     (44.90%)
  Met Investors MFS Mid Cap Growth B, Series J            479,422   4.529990    2,172       0.00%        1.60%     (44.93%)
  Met Investors MFS Mid Cap Growth B, Series K          1,726,870   4.525032    7,815       0.00%        1.65%     (44.96%)
  Met Investors MFS Mid Cap Growth B, Series L            520,129   4.522374    2,352       0.00%        1.70%     (44.98%)
  Met Investors MFS Mid Cap Growth B, Series M            164,666   4.522735      745       0.00%        1.75%     (45.01%)
  Met Investors MFS Mid Cap Growth B, Series N          1,031,443   4.512937    4,655       0.00%        1.80%     (45.04%)
  Met Investors MFS Mid Cap Growth B, Series O            549,320   4.510946    2,478       0.00%        1.85%     (45.07%)
  Met Investors MFS Mid Cap Growth B, Series P            410,076   4.504875    1,847       0.00%        1.90%     (45.09%)
  Met Investors MFS Mid Cap Growth B, Series Q             80,672   4.503363      363       0.00%        1.95%     (45.12%)
  Met Investors MFS Mid Cap Growth B, Series R            221,747   4.506699      999       0.00%        2.00%     (45.15%)
  Met Investors MFS Mid Cap Growth B, Series S            660,612   4.492827    2,968       0.00%        2.05%     (45.18%)
  Met Investors MFS Mid Cap Growth B, Series T            136,028   4.492007      611       0.00%        2.10%     (45.20%)
  Met Investors MFS Mid Cap Growth B, Series U             79,786   4.490732      358       0.00%        2.25%     (45.29%)
  Met Investors MFS Research International B              389,172   7.289280    2,837       0.24%        1.40%     (13.03%)
  Met Investors MFS Research International B, Series H    483,705   7.302286    3,532       0.24%        1.30%     (12.94%)
  Met Investors MFS Research International B, Series I  1,423,607   7.269814   10,349       0.24%        1.55%     (13.16%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                               For the Year ended
                                                            As of December 31, 2002             December 31, 2002
                                                        -------------------------------- -----------------------------
                                                                   Unit Fair  Net Assets  Investment   Expense   Total
                                                          Units      Value      (000)    Income Ratio* Ratio** Return***
                                                        ---------- ---------- ---------- ------------- ------- ---------
Accumulation units, continued:
  Met Investors MFS Research International B, Series J     474,895 $ 7.264815  $  3,450      0.24%      1.60%   (13.20%)
  Met Investors MFS Research International B, Series K   1,070,822   7.256874     7,770      0.24%      1.65%   (13.25%)
  Met Investors MFS Research International B, Series L     367,146   7.252608     2,663      0.24%      1.70%   (13.29%)
  Met Investors MFS Research International B, Series M     134,274   7.253192       974      0.24%      1.75%   (13.33%)
  Met Investors MFS Research International B, Series N     665,344   7.237479     4,815      0.24%      1.80%   (13.38%)
  Met Investors MFS Research International B, Series O     448,759   7.234336     3,246      0.24%      1.85%   (13.42%)
  Met Investors MFS Research International B, Series P     263,793   7.224602     1,906      0.24%      1.90%   (13.46%)
  Met Investors MFS Research International B, Series Q      73,470   7.222181       531      0.24%      1.95%   (13.51%)
  Met Investors MFS Research International B, Series R     124,527   7.227526       900      0.24%      2.00%   (13.55%)
  Met Investors MFS Research International B, Series S     329,704   7.205307     2,376      0.24%      2.05%   (13.59%)
  Met Investors MFS Research International B, Series T      91,754   7.203994       661      0.24%      2.10%   (13.64%)
  Met Investors MFS Research International B, Series U      53,816   7.201956       388      0.24%      2.25%   (13.77%)
  AIM V.I. Premier Equity Fund                             467,409   2.906925     1,359      0.31%      1.40%   (31.23%)
  AIM V.I. Capital Appreciation Fund                       213,116   3.347194       713      0.00%      1.40%   (25.41%)
  AIM V.I. International Growth Fund                       168,594   3.301275       557      0.55%      1.40%   (16.85%)
  AIM V.I. Balanced Fund                                   298,328   3.862664     1,152      2.34%      1.40%   (18.25%)
  MFS Research Series                                      114,262   3.148188       360      0.28%      1.40%   (25.59%)
  MFS Investors Trust Series                                54,292   3.257703       177      0.56%      1.40%   (22.06%)
  MFS New Discovery Series                                  75,459   4.508824       340      0.00%      1.40%   (32.58%)
  Oppenheimer Main Street Growth & Income Fund             436,506   3.402561     1,485      0.81%      1.40%   (19.93%)
  Oppenheimer Bond Fund                                     70,085   5.990930       420      7.68%      1.40%     7.56%
  Oppenheimer Money Fund                                   167,544   5.432116       910      1.47%      1.40%     ****
  Oppenheimer Main Street Small Capital Growth Fund         24,139   5.111133       123      0.00%      1.40%   (16.92%)
  Oppenheimer Strategic Bond Fund                           43,633   5.686076       248      8.38%      1.40%     5.95%
  Fidelity VIP II Asset Manager                          3,489,910   8.133279    28,384      4.00%      1.40%   (10.00%)
  Fidelity VIP II Asset Manager, Series AA                 838,403   8.089778     6,782      4.00%      0.89%    (9.54%)
  Fidelity VIP II Asset Manager, Series G                  139,921   8.158985     1,143      4.00%      1.25%    (9.94%)
  Fidelity VIP II Asset Manager, Series W               11,200,345   8.157891    91,371      4.00%      1.35%    (9.95%)
  Fidelity VIP II Asset Manager, Series ZZZ              4,350,419   8.068012    35,099      4.00%      1.35%    (9.95%)
  Fidelity VIP Growth                                    3,333,818   9.019830    30,070      0.25%      1.40%   (31.08%)
  Fidelity VIP Growth, Series AA                         1,419,418   8.941188    12,691      0.25%      0.89%   (30.73%)
  Fidelity VIP Growth, Series G                            234,800   9.045458     2,124      0.25%      1.25%   (31.04%)
  Fidelity VIP Growth, Series V                          1,263,729   8.984304    11,354      0.25%      1.15%   (30.91%)
  Fidelity VIP Growth, Series W                         14,420,065   9.044244   130,419      0.25%      1.35%   (31.04%)
  Fidelity VIP Growth, Series ZZZ                        3,978,357   9.006004    35,829      0.25%      1.35%   (31.04%)
  Fidelity VIP II Contrafund                             2,666,132  10.336559    27,559      0.82%      1.40%   (10.61%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

     **** This information is not available.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   As of December 31, 2002      For the Year ended December 31, 2002
                                               -------------------------------- ----------------------------------
                                                             Unit    Net Assets  Investment     Expense     Total
                                                 Units    Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                               ---------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Fidelity VIP II Contrafund, Series AA           463,615 $ 5.739553  $  2,661      0.82%        0.89%     (10.15%)
  Fidelity VIP II Contrafund, Series G            229,827  10.366245     2,382      0.82%        1.25%     (10.55%)
  Fidelity VIP II Contrafund, Series W         16,232,831  10.364854   168,251      0.82%        1.35%     (10.57%)
  Fidelity VIP Overseas                           827,854   5.759661     4,768      0.84%        1.40%     (21.39%)
  Fidelity VIP Overseas, Series G                 100,377   5.778008       580      0.84%        1.25%     (21.34%)
  Fidelity VIP Overseas, Series V                 985,900   4.996334     4,926      0.84%        1.15%     (21.19%)
  Fidelity VIP Equity-Income                    2,727,566   8.298712    22,635      1.84%        1.40%     (18.10%)
  Fidelity VIP II Index 500                     3,353,659  10.000509    33,538      1.31%        1.40%     (23.33%)
  Fidelity VIP II Index 500, Series AA          1,051,621  10.037741    10,556      1.31%        0.89%     (22.94%)
  Fidelity VIP II Index 500, Series G             261,190  10.028196     2,620      1.31%        1.25%     (23.28%)
  Fidelity VIP II Index 500, Series W          13,462,072  10.026850   134,982      1.31%        1.35%     (23.29%)
  Fidelity VIP II Index 500, Series ZZZ         2,040,284  10.062974    20,531      1.31%        1.35%     (23.29%)
  Fidelity VIP Money Market                     1,298,983   6.782980     8,811      1.70%        1.40%       0.28%
  Fidelity VIP Money Market, Series AA            152,515   7.072567     1,079      1.70%        0.89%       0.79%
  Fidelity VIP Money Market, Series G              76,419   6.829815       522      1.70%        1.25%       0.34%
  Fidelity VIP Money Market, Series V             175,671   6.971335     1,225      1.70%        1.15%       0.53%
  Fidelity VIP Money Market, Series W           2,487,721   6.828898    16,988      1.70%        1.35%       0.33%
  Fidelity VIP Money Market, Series ZZZ           334,346   6.843506     2,288      1.70%        1.35%       0.33%
  Scudder I International Portfolio                76,437   5.375219       411      0.84%        1.40%     (19.50%)
  Scudder I International Portfolio, Series W   2,896,996   5.390445    15,616      0.84%        1.35%     (19.46%)
  MetLife Janus Mid Cap                           486,103   1.447623       704      0.00%        1.40%     (29.98%)
  MetLife Russell 2000 Index                      105,781   3.578132       378      0.61%        1.40%     (21.57%)
  MetLife Putnam International Stock               97,675   2.833414       277      0.88%        1.40%     (18.64%)
  MetLife Putnam Large Cap Growth                 192,732   1.693040       326      0.00%        1.40%     (29.90%)
  MetLife Stock Index B                           419,965   8.289818     3,481      0.56%        1.40%     (23.60%)
  MetLife Stock Index B, Series H                 374,833   8.300023     3,111      0.56%        1.30%     (23.52%)
  MetLife Stock Index B, Series I                 974,270   8.274548     8,062      0.56%        1.55%     (23.71%)
  MetLife Stock Index B, Series J                 257,465   8.269476     2,129      0.56%        1.60%     (23.75%)
  MetLife Stock Index B, Series K                 872,377   8.264381     7,210      0.56%        1.65%     (23.79%)
  MetLife Stock Index B, Series L                 339,245   8.259307     2,802      0.56%        1.70%     (23.82%)
  MetLife Stock Index B, Series M                  51,221   8.254239       423      0.56%        1.75%     (23.86%)
  MetLife Stock Index B, Series N                 677,032   8.249162     5,585      0.56%        1.80%     (23.90%)
  MetLife Stock Index B, Series O                 235,121   8.244099     1,938      0.56%        1.85%     (23.94%)
  MetLife Stock Index B, Series P                 270,171   8.239034     2,226      0.56%        1.90%     (23.98%)
  MetLife Stock Index B, Series Q                  32,705   8.233967       269      0.56%        1.95%     (24.02%)
  MetLife Stock Index B, Series R                  67,335   8.228910       554      0.56%        2.00%     (24.05%)
  MetLife Stock Index B, Series S                 280,709   8.223862     2,309      0.56%        2.05%     (24.09%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                      As of December 31, 2002     For the Year ended December 31, 2002
                                                  ------------------------------- ----------------------------------
                                                               Unit    Net Assets  Investment     Expense     Total
                                                    Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                  --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  MetLife Stock Index B, Series T                   120,581 $ 8.218811  $   991        0.56%       2.10%     (24.13%)
  MetLife Stock Index B, Series U                    48,782   8.203658      400        0.56%       2.25%     (24.24%)
  Van Kampen Emerging Growth Fund                   142,960   3.209615      459        0.37%       1.40%     (33.43%)
  Van Kampen Enterprise Fund                         56,973   2.725851      155        0.50%       1.40%     (30.31%)
  Van Kampen Growth & Income Fund                    54,474   4.050684      221        0.00%       1.40%     (15.69%)
  Federated Equity Income Fund II                    91,827   3.275541      301        2.13%       1.40%     (21.84%)
  Federated High Income Bond Fund                    54,149   4.507949      244       10.55%       1.40%      (0.02%)
  Federated American Leaders Fund II                162,190   3.659979      594        1.26%       1.40%     (21.33%)
  Federated Growth Strategic Fund II                 51,227   3.086882      158        0.00%       1.40%     (27.37%)
  Neuberger Genesis                                 479,091   6.664253    3,193        0.00%       0.89%      (3.85%)
  Alger Small Capitalization                      1,730,520   4.328537    7,491        0.00%       1.40%     (27.25%)
  Alger Small Capitalization, Series G              235,711   4.342156    1,023        0.00%       1.25%     (27.21%)
  Alger Small Capitalization, Series W            7,851,896   4.341573   34,090        0.00%       1.35%     (27.22%)
  T. Rowe Growth                                    585,362  47.780205   27,969        0.18%       0.89%     (23.68%)
  T. Rowe International                             634,123   6.899278    4,375        1.07%       0.89%     (18.91%)
  T. Rowe Prime Reserve                             111,278  16.524947    1,839        1.39%       0.89%       ****
  Janus Aspen Worldwide Growth                    1,049,176   4.930011    5,172        0.86%       0.89%     (26.16%)
  New England Zenith Davis Venture E              1,029,327   8.357717    8,603        0.65%       1.40%     (17.71%)
  New England Zenith Davis Venture E, Series H    1,454,877   8.372638   12,181        0.65%       1.30%     (17.63%)
  New England Zenith Davis Venture E, Series I    3,375,424   8.335400   28,136        0.65%       1.55%     (17.84%)
  New England Zenith Davis Venture E, Series J      819,405   8.329664    6,825        0.65%       1.60%     (17.88%)
  New England Zenith Davis Venture E, Series K    2,576,278   8.320551   21,435        0.65%       1.65%     (17.92%)
  New England Zenith Davis Venture E, Series L      809,652   8.315670    6,733        0.65%       1.70%     (17.96%)
  New England Zenith Davis Venture E, Series M      274,122   8.316339    2,280        0.65%       1.75%     (18.00%)
  New England Zenith Davis Venture E, Series N    1,897,437   8.298345   15,746        0.65%       1.80%     (18.04%)
  New England Zenith Davis Venture E, Series O      890,887   8.294725    7,390        0.65%       1.85%     (18.08%)
  New England Zenith Davis Venture E, Series P      791,864   8.283563    6,559        0.65%       1.90%     (18.12%)
  New England Zenith Davis Venture E, Series Q      158,167   8.280794    1,310        0.65%       1.95%     (18.16%)
  New England Zenith Davis Venture E, Series R      241,242   8.286912    1,999        0.65%       2.00%     (18.20%)
  New England Zenith Davis Venture E, Series S      926,237   8.261442    7,652        0.65%       2.05%     (18.25%)
  New England Zenith Davis Venture E, Series T      190,629   8.259938    1,575        0.65%       2.10%     (18.29%)
  New England Zenith Davis Venture E, Series U       51,017   8.257592      421        0.65%       2.25%     (18.41%)
  New England Zenith Jennison Growth B              309,964   7.628086    2,364        0.00%       1.40%     (23.72%)
  New England Zenith Jennison Growth B, Series H    430,857   7.633197    3,289        0.00%       1.30%     (23.67%)
  New England Zenith Jennison Growth B, Series I  1,050,939   7.620419    8,009        0.00%       1.55%     (23.80%)
  New England Zenith Jennison Growth B, Series J    408,867   7.617865    3,115        0.00%       1.60%     (23.82%)
  New England Zenith Jennison Growth B, Series K  1,073,694   7.615315    8,176        0.00%       1.65%     (23.85%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

     **** This information is not available.

                                                                    (Continued)

              METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2002     For the Year ended December 31, 2002
                                                             ------------------------------- ----------------------------------
                                                                          Unit    Net Assets  Investment     Expense     Total
                                                               Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                             --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  New England Zenith Jennison Growth B, Series L               433,200 $ 7.612760  $ 3,298       0.00%        1.70%     (23.87%)
  New England Zenith Jennison Growth B, Series M               115,376   7.610208      878       0.00%        1.75%     (23.90%)
  New England Zenith Jennison Growth B, Series N               603,710   7.607663    4,593       0.00%        1.80%     (23.92%)
  New England Zenith Jennison Growth B, Series O               523,518   7.605115    3,981       0.00%        1.85%     (23.95%)
  New England Zenith Jennison Growth B, Series P                73,855   7.602564      561       0.00%        1.90%     (23.97%)
  New England Zenith Jennison Growth B, Series Q                28,009   7.600018      213       0.00%        1.95%     (24.00%)
  New England Zenith Jennison Growth B, Series R               196,378   7.597472    1,492       0.00%        2.00%     (24.03%)
  New England Zenith Jennison Growth B, Series S               203,591   7.594921    1,546       0.00%        2.05%     (24.05%)
  New England Zenith Jennison Growth B, Series T                45,658   7.592378      347       0.00%        2.10%     (24.08%)
  New England Zenith Jennison Growth B, Series U                21,565   7.584747      164       0.00%        2.25%     (24.15%)
  New England Zenith Harris Oakmark Focused Value              654,590  10.713489    7,013       0.12%        1.40%     (10.33%)
  New England Zenith Harris Oakmark Focused Value, Series H    912,536  10.732579    9,794       0.12%        1.30%     (10.24%)
  New England Zenith Harris Oakmark Focused Value, Series I  2,278,921  10.684902   24,350       0.12%        1.55%     (10.47%)
  New England Zenith Harris Oakmark Focused Value, Series J    599,211  10.677551    6,398       0.12%        1.60%     (10.51%)
  New England Zenith Harris Oakmark Focused Value, Series K  1,968,096  10.665887   20,990       0.12%        1.65%     (10.56%)
  New England Zenith Harris Oakmark Focused Value, Series L    465,563  10.659633    4,963       0.12%        1.70%     (10.60%)
  New England Zenith Harris Oakmark Focused Value, Series M    157,717  10.660472    1,681       0.12%        1.75%     (10.64%)
  New England Zenith Harris Oakmark Focused Value, Series N  1,266,773  10.637413   13,475       0.12%        1.80%     (10.69%)
  New England Zenith Harris Oakmark Focused Value, Series O    555,221  10.632791    5,904       0.12%        1.85%     (10.73%)
  New England Zenith Harris Oakmark Focused Value, Series P    670,830  10.618492    7,123       0.12%        1.90%     (10.78%)
  New England Zenith Harris Oakmark Focused Value, Series Q    101,522  10.614947    1,078       0.12%        1.95%     (10.82%)
  New England Zenith Harris Oakmark Focused Value, Series R    151,640  10.622765    1,611       0.12%        2.00%     (10.87%)
  New England Zenith Harris Oakmark Focused Value, Series S    707,706  10.590154    7,495       0.12%        2.05%     (10.91%)
  New England Zenith Harris Oakmark Focused Value, Series T    148,920  10.588230    1,577       0.12%        2.10%     (10.96%)
  New England Zenith Harris Oakmark Focused Value, Series U     45,995  10.585189      487       0.12%        2.25%     (11.09%)
Annuitization units:
  Met Investors PIMCO Innovation Portfolio B Series I            1,763 $ 2.800993  $     5       0.00%        1.55%     (51.49%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For the period in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS

MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                             As of December 31, 2001     For the Year ended December 31, 2001
                                                         ------------------------------- ----------------------------------
                                                                      Unit    Net Assets  Investment     Expense     Total
                                                           Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                         --------- ---------- ---------- -------------   -------   ---------
Accumulation units:
  Met Investors Lord Abbett Growth & Income              2,708,416 $21.556428  $ 58,384      0.95%        1.40%      (7.24%)
  Met Investors Lord Abbett Growth & Income, Series AA     876,621  68.331095    59,900      0.95%        0.89%      (6.56%)
  Met Investors Lord Abbett Growth & Income, Series W    7,113,661  21.612350   153,743      0.95%        1.35%      (6.99%)
  Met Investors Lord Abbett Growth & Income, Series ZZZ  2,358,046  22.741940    53,627      0.95%        1.35%      (6.99%)
  Met Investors Lord Abbett Growth & Income B               52,408  41.392944     2,168      0.17%        1.40%      (7.30%)
  Met Investors Lord Abbett Growth & Income B, Series H     71,763  41.425267     2,973      0.17%        1.30%      (7.21%)
  Met Investors Lord Abbett Growth & Income B, Series I    194,262  41.344503     8,032      0.17%        1.55%      (7.44%)
  Met Investors Lord Abbett Growth & Income B, Series J     25,175  41.336718     1,041      0.17%        1.60%      (7.49%)
  Met Investors Lord Abbett Growth & Income B, Series K    154,864  41.312239     6,398      0.17%        1.65%      (7.53%)
  Met Investors Lord Abbett Growth & Income B, Series L     22,153  41.307768       915      0.17%        1.70%      (7.58%)
  Met Investors Lord Abbett Growth & Income B, Series M        322  41.332654        13      0.17%        1.75%      (7.63%)
  Met Investors Lord Abbett Growth & Income B, Series N     88,945  41.263886     3,670      0.17%        1.80%      (7.67%)
  Met Investors Lord Abbett Growth & Income B, Series O     12,642  41.265681       522      0.17%        1.85%      (7.72%)
  Met Investors Lord Abbett Growth & Income B, Series P     80,424  41.231685     3,316      0.17%        1.90%      (7.77%)
  Met Investors Lord Abbett Growth & Income B, Series Q     14,209  41.237641       586      0.17%        1.95%      (7.81%)
  Met Investors Lord Abbett Growth & Income B, Series R          2  41.289644         -      0.17%        2.00%      (7.86%)
  Met Investors Lord Abbett Growth & Income B, Series S     98,684  41.183429     4,064      0.17%        2.05%      (7.91%)
  Met Investors Lord Abbett Growth & Income B, Series T     13,343  41.195623       550      0.17%        2.10%      (7.95%)
  Met Investors Lord Abbett Growth & Income B, Series U        698  41.246677        29      0.17%        2.25%      (8.09%)
  Met Investors Lord Abbett Bond Debenture B                39,279  13.978494       551      1.47%        1.40%       2.04%
  Met Investors Lord Abbett Bond Debenture B, Series H      76,823  13.989418     1,075      1.47%        1.30%       2.14%
  Met Investors Lord Abbett Bond Debenture B, Series I     337,551  13.962133     4,713      1.47%        1.55%       1.89%
  Met Investors Lord Abbett Bond Debenture B, Series J      15,230  13.959514       213      1.47%        1.60%       1.84%
  Met Investors Lord Abbett Bond Debenture B, Series K      98,860  13.951241     1,379      1.47%        1.65%       1.78%
  Met Investors Lord Abbett Bond Debenture B, Series L      10,418  13.949937       145      1.47%        1.70%       1.73%
  Met Investors Lord Abbett Bond Debenture B, Series M           7  13.958144         -      1.47%        1.75%       1.68%
  Met Investors Lord Abbett Bond Debenture B, Series N     151,440  13.934910     2,110      1.47%        1.80%       1.63%
  Met Investors Lord Abbett Bond Debenture B, Series O      11,584  13.935729       161      1.47%        1.85%       1.58%
  Met Investors Lord Abbett Bond Debenture B, Series P      29,458  13.924032       410      1.47%        1.90%       1.53%
  Met Investors Lord Abbett Bond Debenture B, Series Q      12,847  13.926270       179      1.47%        1.95%       1.48%
  Met Investors Lord Abbett Bond Debenture B, Series R           7  13.943623         -      1.47%        2.00%       1.43%
  Met Investors Lord Abbett Bond Debenture B, Series S     162,450  13.907731     2,259      1.47%        2.05%       1.38%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS

                                                              As of December 31, 2001     For the Year ended December 31, 2001
                                                          ------------------------------- ----------------------------------
                                                                       Unit    Net Assets  Investment     Expense     Total
                                                            Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                          --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors Lord Abbett Bond Debenture B, Series T        3,698 $13.912076  $    51       1.47%        2.10%       1.32%
  Met Investors Lord Abbett Bond Debenture B, Series U            7  13.929118        -       1.47%        2.25%       1.17%
  Met Investors JP Morgan Quality Bond                    1,029,054  10.855772   11,171       4.86%        1.40%       5.33%
  Met Investors JP Morgan Quality Bond, Series AA           152,430  23.834357    3,633       4.86%        0.89%       6.10%
  Met Investors JP Morgan Quality Bond, Series W            224,150  10.468599    2,347       4.86%        1.35%       5.62%
  Met Investors JP Morgan Quality Bond, Series ZZZ          994,785  10.884194   10,827       4.86%        1.35%       5.61%
  Met Investors Blackrock Equity                                  -          -        -       0.20%        1.40%     (20.97%)
  Met Investors Blackrock Equity, Series V                        -          -        -       0.20%        1.15%     (20.85%)
  Met Investors Blackrock Government Inc.                         -          -        -       4.52%        1.40%       5.70%
  Met Investors Blackrock Government Inc., Series V               -          -        -       4.52%        1.15%       5.87%
  Met Investors Blackrock Government Inc., Series W               -          -        -       4.52%        1.35%       5.78%
  Met Investors Met Putnam Research                       1,424,800   7.045979   10,039       0.07%        1.40%       7.00%
  Met Investors Met Putnam Research, Series V             2,847,029   8.943571   25,463       0.07%        1.15%       7.00%
  Met Investors Met Putnam Research B                        67,208   8.065922      542       0.44%        1.40%      (0.88%)
  Met Investors Met Putnam Research B, Series H              72,909   8.072222      589       0.44%        1.30%      (0.81%)
  Met Investors Met Putnam Research B, Series I             266,879   8.056476    2,150       0.44%        1.55%      (1.00%)
  Met Investors Met Putnam Research B, Series J              36,171   8.054961      291       0.44%        1.60%      (1.04%)
  Met Investors Met Putnam Research B, Series K             207,533   8.050186    1,671       0.44%        1.65%      (1.08%)
  Met Investors Met Putnam Research B, Series L              22,087   8.049480      178       0.44%        1.70%      (1.12%)
  Met Investors Met Putnam Research B, Series M                  11   8.054163        -       0.44%        1.75%      (1.16%)
  Met Investors Met Putnam Research B, Series N             188,354   8.040755    1,515       0.44%        1.80%      (1.19%)
  Met Investors Met Putnam Research B, Series O              20,789   8.041271      167       0.44%        1.85%      (1.23%)
  Met Investors Met Putnam Research B, Series P              98,228   8.034479      789       0.44%        1.90%      (1.27%)
  Met Investors Met Putnam Research B, Series Q              39,042   8.035812      314       0.44%        1.95%      (1.31%)
  Met Investors Met Putnam Research B, Series R                  11   8.045779        -       0.44%        2.00%      (1.35%)
  Met Investors Met Putnam Research B, Series S              98,919   8.025064      794       0.44%        2.05%      (1.39%)
  Met Investors Met Putnam Research B, Series T              29,947   8.027613      240       0.44%        2.10%      (1.43%)
  Met Investors Met Putnam Research B, Series U                  11   8.037404        -       0.44%        2.25%      (1.54%)
  Met Investors MIST AIM Mid Cap Core Equity B                1,316  10.991234       16       0.05%        1.40%       9.91%
  Met Investors MIST AIM Mid Cap Core Equity B, Series H      5,525  10.993732       61       0.05%        1.30%       9.94%
  Met Investors MIST AIM Mid Cap Core Equity B, Series I     20,124  10.987487      221       0.05%        1.55%       9.87%
  Met Investors MIST AIM Mid Cap Core Equity B, Series J      1,567  10.986248       17       0.05%        1.60%       9.86%
  Met Investors MIST AIM Mid Cap Core Equity B, Series K     21,430  10.984994      235       0.05%        1.65%       9.85%
  Met Investors MIST AIM Mid Cap Core Equity B, Series L         10  10.983749        -       0.05%        1.70%       9.84%
  Met Investors MIST AIM Mid Cap Core Equity B, Series M        852  10.982498        9       0.05%        1.75%       9.83%
  Met Investors MIST AIM Mid Cap Core Equity B, Series N      4,572  10.981256       50       0.05%        1.80%       9.81%
  Met Investors MIST AIM Mid Cap Core Equity B, Series O      1,090  10.980009       12       0.05%        1.85%       9.80%
  Met Investors MIST AIM Mid Cap Core Equity B, Series P     31,217  10.978760      343       0.05%        1.90%       9.79%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS

                                                                 As of December 31, 2001    For the Year ended December 31, 2001
                                                              ----------------------------- ----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                               Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                              ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors MIST AIM Mid Cap Core Equity B, Series Q           10 $10.977513   $    -       0.05%        1.95%       9.78%
  Met Investors MIST AIM Mid Cap Core Equity B, Series R           10  10.976269        -       0.05%        2.00%       9.76%
  Met Investors MIST AIM Mid Cap Core Equity B, Series S           10  10.975020        -       0.05%        2.05%       9.75%
  Met Investors MIST AIM Mid Cap Core Equity B, Series T        4,232  10.973778       46       0.05%        2.10%       9.74%
  Met Investors MIST AIM Mid Cap Core Equity B, Series U           10  10.970039        -       0.05%        2.25%       9.70%
  Met Investors MIST AIM Small Cap Growth B                     2,728  11.852311       32       0.00%        1.40%      18.52%
  Met Investors MIST AIM Small Cap Growth B, Series H          12,276  11.855004      146       0.00%        1.30%      18.55%
  Met Investors MIST AIM Small Cap Growth B, Series I          28,117  11.848284      333       0.00%        1.55%      18.48%
  Met Investors MIST AIM Small Cap Growth B, Series J           1,492  11.846939       18       0.00%        1.60%      18.47%
  Met Investors MIST AIM Small Cap Growth B, Series K          40,372  11.845599      478       0.00%        1.65%      18.46%
  Met Investors MIST AIM Small Cap Growth B, Series L           3,696  11.844254       44       0.00%        1.70%      18.44%
  Met Investors MIST AIM Small Cap Growth B, Series M             547  11.842911        6       0.00%        1.75%      18.43%
  Met Investors MIST AIM Small Cap Growth B, Series N           4,289  11.841568       51       0.00%        1.80%      18.42%
  Met Investors MIST AIM Small Cap Growth B, Series O           1,107  11.840229       13       0.00%        1.85%      18.40%
  Met Investors MIST AIM Small Cap Growth B, Series P          18,639  11.838879      221       0.00%        1.90%      18.39%
  Met Investors MIST AIM Small Cap Growth B, Series Q           1,012  11.837543       12       0.00%        1.95%      18.38%
  Met Investors MIST AIM Small Cap Growth B, Series R              10  11.836197        -       0.00%        2.00%      18.36%
  Met Investors MIST AIM Small Cap Growth B, Series S           4,964  11.834858       59       0.00%        2.05%      18.35%
  Met Investors MIST AIM Small Cap Growth B, Series T              10  11.833517        -       0.00%        2.10%      18.34%
  Met Investors MIST AIM Small Cap Growth B, Series U              10  11.829489        -       0.00%        2.25%      18.30%
  Met Investors MIST SSR Concentrated Int'l B                   1,662  10.935611       19       0.08%        1.40%       9.36%
  Met Investors MIST SSR Concentrated Int'l B, Series H         3,571  10.938098       39       0.08%        1.30%       9.38%
  Met Investors MIST SSR Concentrated Int'l B, Series I         4,047  10.931888       44       0.08%        1.55%       9.32%
  Met Investors MIST SSR Concentrated Int'l B, Series J           515  10.930643        6       0.08%        1.60%       9.31%
  Met Investors MIST SSR Concentrated Int'l B, Series K         1,596  10.929396       17       0.08%        1.65%       9.29%
  Met Investors MIST SSR Concentrated Int'l B, Series L         3,352  10.928158       37       0.08%        1.70%       9.28%
  Met Investors MIST SSR Concentrated Int'l B, Series M            10  10.926916        -       0.08%        1.75%       9.27%
  Met Investors MIST SSR Concentrated Int'l B, Series N           977  10.925670       11       0.08%        1.80%       9.26%
  Met Investors MIST SSR Concentrated Int'l B, Series O         2,287  10.924432       25       0.08%        1.85%       9.24%
  Met Investors MIST SSR Concentrated Int'l B, Series P            94  10.923190        1       0.08%        1.90%       9.23%
  Met Investors MIST SSR Concentrated Int'l B, Series Q           868  10.921950        9       0.08%        1.95%       9.22%
  Met Investors MIST SSR Concentrated Int'l B, Series R            10  10.920707        -       0.08%        2.00%       9.21%
  Met Investors MIST SSR Concentrated Int'l B, Series S           766  10.919466        8       0.08%        2.05%       9.19%
  Met Investors MIST SSR Concentrated Int'l B, Series T           247  10.918227        3       0.08%        2.10%       9.18%
  Met Investors MIST SSR Concentrated Int'l B, Series U            10  10.914501        -       0.08%        2.25%       9.15%
  Met Investors Oppenheimer Capital Appreciation B            187,903   8.466912    1,592       0.07%        1.40%      (1.07%)
  Met Investors Oppenheimer Capital Appreciation B, Series H  183,404   8.473531    1,554       0.07%        1.30%      (1.00%)
  Met Investors Oppenheimer Capital Appreciation B, Series I  612,798   8.456989    5,182       0.07%        1.55%      (1.19%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS

                                                                 As of December 31, 2001    For the Year ended December 31, 2001
                                                              ----------------------------- ----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                               Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                              ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors Oppenheimer Capital Appreciation B, Series J   97,724 $ 8.455399   $  826       0.07%        1.60%      (1.23%)
  Met Investors Oppenheimer Capital Appreciation B, Series K  360,424   8.450379    3,046       0.07%        1.65%      (1.27%)
  Met Investors Oppenheimer Capital Appreciation B, Series L   46,387   8.449647      392       0.07%        1.70%      (1.30%)
  Met Investors Oppenheimer Capital Appreciation B, Series M    4,645   8.454566       39       0.07%        1.75%      (1.34%)
  Met Investors Oppenheimer Capital Appreciation B, Series N  263,517   8.440489    2,224       0.07%        1.80%      (1.38%)
  Met Investors Oppenheimer Capital Appreciation B, Series O   39,784   8.441032      336       0.07%        1.85%      (1.42%)
  Met Investors Oppenheimer Capital Appreciation B, Series P  285,164   8.433892    2,405       0.07%        1.90%      (1.46%)
  Met Investors Oppenheimer Capital Appreciation B, Series Q   54,852   8.435299      463       0.07%        1.95%      (1.50%)
  Met Investors Oppenheimer Capital Appreciation B, Series R       11   8.445763        -       0.07%        2.00%      (1.52%)
  Met Investors Oppenheimer Capital Appreciation B, Series S  397,356   8.424014    3,347       0.07%        2.05%      (1.57%)
  Met Investors Oppenheimer Capital Appreciation B, Series T   40,350   8.426695      340       0.07%        2.10%      (1.61%)
  Met Investors Oppenheimer Capital Appreciation B, Series U       11   8.436969        -       0.07%        2.25%      (1.73%)
  Met Investors PIMCO Money Market B                           31,640  10.154282      321       1.02%        1.40%       1.22%
  Met Investors PIMCO Money Market B, Series H                294,508  10.162217    2,993       1.02%        1.30%       1.29%
  Met Investors PIMCO Money Market B, Series I                431,446  10.142394    4,376       1.02%        1.55%       1.10%
  Met Investors PIMCO Money Market B, Series J                107,384  10.140463    1,089       1.02%        1.60%       1.06%
  Met Investors PIMCO Money Market B, Series K                219,948  10.134478    2,229       1.02%        1.65%       1.02%
  Met Investors PIMCO Money Market B, Series L                 14,466  10.133571      147       1.02%        1.70%       0.98%
  Met Investors PIMCO Money Market B, Series M                 43,082  10.139497      437       1.02%        1.75%       1.16%
  Met Investors PIMCO Money Market B, Series N                258,105  10.122623    2,613       1.02%        1.80%       0.90%
  Met Investors PIMCO Money Market B, Series O                 59,895  10.123246      606       1.02%        1.85%       0.86%
  Met Investors PIMCO Money Market B, Series P                309,736  10.114716    3,133       1.02%        1.90%       0.82%
  Met Investors PIMCO Money Market B, Series Q                  2,519  10.116375       25       1.02%        1.95%       0.78%
  Met Investors PIMCO Money Market B, Series R                 89,518  10.128944      907       1.02%        2.00%       0.98%
  Met Investors PIMCO Money Market B, Series S                155,782  10.102880    1,574       1.02%        2.05%       0.70%
  Met Investors PIMCO Money Market B, Series T                 22,891  10.106064      231       1.02%        2.10%       0.66%
  Met Investors PIMCO Money Market B, Series U                     10  10.118399        -       1.02%        2.25%       0.80%
  Met Investors Janus Aggressive Growth B                      63,661   7.308054      464       0.00%        1.40%      (9.12%)
  Met Investors Janus Aggressive Growth B, Series H           141,262   7.313773    1,033       0.00%        1.30%      (9.05%)
  Met Investors Janus Aggressive Growth B, Series I           375,946   7.299489    2,744       0.00%        1.55%      (9.23%)
  Met Investors Janus Aggressive Growth B, Series J            38,217   7.298115      279       0.00%        1.60%      (9.26%)
  Met Investors Janus Aggressive Growth B, Series K           200,666   7.293775    1,464       0.00%        1.65%      (9.30%)
  Met Investors Janus Aggressive Growth B, Series L            11,507   7.293152       84       0.00%        1.70%      (9.34%)
  Met Investors Janus Aggressive Growth B, Series M               431   7.297407        3       0.00%        1.75%      (9.37%)
  Met Investors Janus Aggressive Growth B, Series N           208,194   7.285235    1,517       0.00%        1.80%      (9.41%)
  Met Investors Janus Aggressive Growth B, Series O            30,383   7.285714      221       0.00%        1.85%      (9.44%)
  Met Investors Janus Aggressive Growth B, Series P           115,485   7.279536      841       0.00%        1.90%      (9.48%)
  Met Investors Janus Aggressive Growth B, Series Q            12,364   7.280760       90       0.00%        1.95%      (9.51%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                         As of December 31, 2001     For the Year ended December 31, 2001
                                                     ------------------------------- ----------------------------------
                                                               Unit Fair  Net Assets  Investment     Expense     Total
                                                       Units     Value      (000)    Income Ratio*   Ratio**   Return***
                                                     --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors Janus Aggressive Growth B, Series R      2,279 $ 7.289812  $    17       0.00%        2.00%      (9.55%)
  Met Investors Janus Aggressive Growth B, Series S    178,769   7.271012    1,300       0.00%        2.05%      (9.58%)
  Met Investors Janus Aggressive Growth B, Series T     28,976   7.273333      211       0.00%        2.10%      (9.62%)
  Met Investors Janus Aggressive Growth B, Series U         13   7.282231        -       0.00%        2.25%      (9.72%)
  Met Investors PIMCO Total Return                   1,791,686   7.090995   12,705       0.88%        1.40%      (0.31%)
  Met Investors PIMCO Total Return, Series V         2,105,636   7.139437   15,033       0.88%        1.15%      (0.25%)
  Met Investors PIMCO Total Return, Series W            63,459   7.110594      451       0.88%        1.35%      (0.30%)
  Met Investors PIMCO Total Return B                    95,691  10.536235    1,010       2.47%        1.40%       3.69%
  Met Investors PIMCO Total Return B, Series H         262,931  10.544458    2,772       2.47%        1.30%       3.77%
  Met Investors PIMCO Total Return B, Series I         594,267  10.523893    6,254       2.47%        1.55%       3.56%
  Met Investors PIMCO Total Return B, Series J         109,025  10.521924    1,147       2.47%        1.60%       3.52%
  Met Investors PIMCO Total Return B, Series K         355,008  10.515687    3,733       2.47%        1.65%       3.48%
  Met Investors PIMCO Total Return B, Series L          65,421  10.514782      688       2.47%        1.70%       3.44%
  Met Investors PIMCO Total Return B, Series M           1,862  10.520891       20       2.47%        1.75%       3.40%
  Met Investors PIMCO Total Return B, Series N         283,097  10.503380    2,973       2.47%        1.80%       3.36%
  Met Investors PIMCO Total Return B, Series O          64,645  10.504077      679       2.47%        1.85%       3.32%
  Met Investors PIMCO Total Return B, Series P         198,803  10.495175    2,086       2.47%        1.90%       3.28%
  Met Investors PIMCO Total Return B, Series Q          57,492  10.496941      603       2.47%        1.95%       3.24%
  Met Investors PIMCO Total Return B, Series R              10  10.509943        -       2.47%        2.00%       3.20%
  Met Investors PIMCO Total Return B, Series S         333,284  10.482897    3,494       2.47%        2.05%       3.16%
  Met Investors PIMCO Total Return B, Series T           4,143  10.486253       43       2.47%        2.10%       3.12%
  Met Investors PIMCO Total Return B, Series U              10  10.499015        -       2.47%        2.25%       3.00%
  Met Investors PIMCO Innovation B                      44,186   6.093409      269       0.00%        1.40%     (15.77%)
  Met Investors PIMCO Innovation B, Series H            49,114   6.098184      300       0.00%        1.30%     (15.70%)
  Met Investors PIMCO Innovation B, Series I           213,916   6.086250    1,302       0.00%        1.55%     (15.87%)
  Met Investors PIMCO Innovation B, Series J            10,499   6.085109       64       0.00%        1.60%     (15.90%)
  Met Investors PIMCO Innovation B, Series K            99,431   6.081488      605       0.00%        1.65%     (15.94%)
  Met Investors PIMCO Innovation B, Series L             3,463   6.080967       21       0.00%        1.70%     (15.97%)
  Met Investors PIMCO Innovation B, Series M               677   6.084522        4       0.00%        1.75%     (16.00%)
  Met Investors PIMCO Innovation B, Series N            89,301   6.074341      542       0.00%        1.80%     (16.03%)
  Met Investors PIMCO Innovation B, Series O            10,902   6.074755       66       0.00%        1.85%     (16.07%)
  Met Investors PIMCO Innovation B, Series P           101,817   6.069589      618       0.00%        1.90%     (16.10%)
  Met Investors PIMCO Innovation B, Series Q            23,555   6.070623      143       0.00%        1.95%     (16.13%)
  Met Investors PIMCO Innovation B, Series R               941   6.078185        6       0.00%        2.00%     (16.17%)
  Met Investors PIMCO Innovation B, Series S            62,556   6.062465      379       0.00%        2.05%     (16.20%)
  Met Investors PIMCO Innovation B, Series T             9,171   6.064428       56       0.00%        2.10%     (16.23%)
  Met Investors PIMCO Innovation B, Series U                14   6.071856        -       0.00%        2.25%     (16.33%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                          As of December 31, 2001    For the Year ended December 31, 2001
                                                        ---------------------------- ----------------------------------
                                                                Unit Fair Net Assets  Investment     Expense     Total
                                                         Units    Value     (000)    Income Ratio*   Ratio**   Return***
                                                        ------- --------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors MFS Mid Cap Growth B                     85,523 $8.236645   $  705       0.00%        1.40%       1.70%
  Met Investors MFS Mid Cap Growth B, Series H          122,871  8.243089    1,013       0.00%        1.30%       1.78%
  Met Investors MFS Mid Cap Growth B, Series I          413,454  8.226988    3,401       0.00%        1.55%       1.58%
  Met Investors MFS Mid Cap Growth B, Series J           51,342  8.225446      422       0.00%        1.60%       1.54%
  Met Investors MFS Mid Cap Growth B, Series K          269,558  8.220557    2,216       0.00%        1.65%       1.50%
  Met Investors MFS Mid Cap Growth B, Series L           23,356  8.219849      192       0.00%        1.70%       1.46%
  Met Investors MFS Mid Cap Growth B, Series M            1,655  8.224634       14       0.00%        1.75%       1.42%
  Met Investors MFS Mid Cap Growth B, Series N          210,432  8.210931    1,728       0.00%        1.80%       1.38%
  Met Investors MFS Mid Cap Growth B, Series O           36,128  8.211448      297       0.00%        1.85%       1.34%
  Met Investors MFS Mid Cap Growth B, Series P          151,658  8.204508    1,244       0.00%        1.90%       1.30%
  Met Investors MFS Mid Cap Growth B, Series Q           25,277  8.205862      207       0.00%        1.95%       1.26%
  Met Investors MFS Mid Cap Growth B, Series R               11  8.216069        -       0.00%        2.00%       1.22%
  Met Investors MFS Mid Cap Growth B, Series S          260,425  8.194891    2,134       0.00%        2.05%       1.18%
  Met Investors MFS Mid Cap Growth B, Series T           17,201  8.197496      141       0.00%        2.10%       1.14%
  Met Investors MFS Mid Cap Growth B, Series U               11  8.207514        -       0.00%        2.25%       1.03%
  Met Investors MFS Research International B             44,262  8.381159      372       0.13%        1.40%      (4.82%)
  Met Investors MFS Research International B, Series H   54,695  8.387714      459       0.13%        1.30%      (4.75%)
  Met Investors MFS Research International B, Series I  253,463  8.371336    2,122       0.13%        1.55%      (4.93%)
  Met Investors MFS Research International B, Series J   41,724  8.369761      349       0.13%        1.60%      (4.97%)
  Met Investors MFS Research International B, Series K  129,004  8.364799    1,079       0.13%        1.65%      (5.01%)
  Met Investors MFS Research International B, Series L   15,668  8.364074      131       0.13%        1.70%      (5.04%)
  Met Investors MFS Research International B, Series M    1,447  8.368935       12       0.13%        1.75%      (5.08%)
  Met Investors MFS Research International B, Series N  127,245  8.354994    1,063       0.13%        1.80%      (5.12%)
  Met Investors MFS Research International B, Series O   22,079  8.355529      184       0.13%        1.85%      (5.16%)
  Met Investors MFS Research International B, Series P   79,785  8.348474      666       0.13%        1.90%      (5.19%)
  Met Investors MFS Research International B, Series Q   14,930  8.349848      125       0.13%        1.95%      (5.23%)
  Met Investors MFS Research International B, Series R    1,845  8.360216       15       0.13%        2.00%      (5.27%)
  Met Investors MFS Research International B, Series S  120,184  8.338689    1,002       0.13%        2.05%      (5.30%)
  Met Investors MFS Research International B, Series T   10,556  8.341342       88       0.13%        2.10%      (5.34%)
  Met Investors MFS Research International B, Series U       11  8.351514        -       0.13%        2.25%      (5.45%)
  AIM V.I. Value Fund                                   544,055  4.227031    2,300       0.14%        1.40%     (11.93%)
  AIM V.I. Capital Appreciation Fund                    236,958  4.487411    1,063       0.00%        1.40%     (21.67%)
  AIM V.I. International Growth Fund                    189,032  3.970154      750       0.34%        1.40%     (21.70%)
  AIM V.I. Balanced Fund                                334,293  4.725155    1,580       1.91%        1.40%     (11.33%)
  MFS Research Series                                   126,396  4.230723      535       1.16%        1.40%      (8.98%)
  MFS Investors Trust Series                             60,869  4.179944      254       0.57%        1.40%     (15.90%)
  MFS New Discovery Series                               90,551  6.688014      606       3.11%        1.40%      19.05%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                         As of December 31, 2001      For the Year ended December 31, 2001
                                                     -------------------------------- ----------------------------------
                                                                   Unit    Net Assets  Investment     Expense     Total
                                                       Units    Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                     ---------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Oppenheimer Main Street Growth & Income Fund          552,681 $ 4.249357  $  2,349       0.53%       1.40%     (10.63%)
  Oppenheimer Bond Fund                                  66,734   5.569685       372       7.36%       1.40%       7.24%
  Oppenheimer Strategic Bond Fund                        60,360   5.366765       324       2.21%       1.40%       3.49%
  Oppenheimer Main Street Small Capital Growth Fund      26,017   6.152061       160       0.00%       1.40%       2.07%
  Oppenheimer Money Fund                                164,326   5.428818       892       3.88%       1.40%       2.42%
  Fidelity VIP II Asset Manager                       4,283,516   9.036739    38,710       4.32%       1.40%      (5.08%)
  Fidelity VIP II Asset Manager, Series AA              967,544   8.942650     8,652       4.32%       0.89%      (4.95%)
  Fidelity VIP II Asset Manager, Series W            11,212,634   9.059545   101,581       4.32%       1.35%      (5.20%)
  Fidelity VIP II Asset Manager, Series ZZZ           4,558,645   8.959729    40,844       4.32%       1.35%      (6.25%)
  Fidelity VIP Growth                                 4,015,276  13.087145    52,548       0.08%       1.40%     (18.20%)
  Fidelity VIP Growth, Series AA                      1,584,870  12.906896    20,456       0.08%       0.89%     (18.45%)
  Fidelity VIP Growth, Series V                       1,469,690  13.002973    19,110       0.08%       1.15%     (15.40%)
  Fidelity VIP Growth, Series W                      13,869,929  13.115987   181,918       0.08%       1.35%     (18.33%)
  Fidelity VIP Growth, Series ZZZ                     4,076,057  13.060543    53,236       0.08%       1.35%     (18.67%)
  Fidelity VIP II Contrafund                          3,116,969  11.563481    36,043       0.78%       1.40%      (7.08%)
  Fidelity VIP II Contrafund, Series AA                 496,848   6.388116     3,174       0.78%       0.89%     (15.42%)
  Fidelity VIP II Contrafund, Series W               15,567,610  11.589333   180,418       0.78%       1.35%      (7.13%)
  Fidelity VIP Overseas                                 996,908   7.326839     7,304       5.65%       1.40%     (22.43%)
  Fidelity VIP Overseas, Series V                     1,144,011   6.339913     7,253       5.65%       1.15%     (21.26%)
  Fidelity VIP Overseas, Series W                        87,408   7.345516       642       5.65%       1.35%     (22.53%)
  Fidelity VIP Equity-Income                          3,242,873  10.133098    32,860       5.65%       1.40%      (0.96%)
  Fidelity VIP II Index 500                           4,050,157  13.043759    52,829       1.19%       1.40%     (12.74%)
  Fidelity VIP II Index 500, Series AA                1,127,223  13.025584    14,683       1.19%       0.89%     (13.79%)
  Fidelity VIP II Index 500, Series W                12,576,542  13.071562   164,395       1.19%       1.35%     (12.88%)
  Fidelity VIP II Index 500, Series ZZZ               1,973,844  13.118647    25,894       1.19%       1.35%     (11.98%)
  Fidelity VIP Money Market                           1,735,628   6.763966    11,739       4.05%       1.40%       3.06%
  Fidelity VIP Money Market, Series AA                  160,039   7.016880     1,123       4.05%       0.89%       7.92%
  Fidelity VIP Money Market, Series V                   232,540   6.934436     1,613       4.05%       1.15%       2.63%
  Fidelity VIP Money Market, Series W                 2,605,363   6.806343    17,733       4.05%       1.35%       3.08%
  Fidelity VIP Money Market, Series ZZZ                 338,843   6.820909     2,311       4.05%       1.35%       2.59%
  Scudder I International                                94,459   6.677491       631       0.41%       1.40%      (8.07%)
  Scudder I International, Series W                   2,466,404   6.693055    16,508       0.41%       1.35%      (3.38%)
  MetLife Janus Mid Cap                                 501,084   2.067437     1,036       0.00%       1.40%     (38.21%)
  MetLife Russell 2000 Index                             89,476   4.562306       408       0.26%       1.40%      (0.55%)
  MetLife Putnam International Stock                     94,368   3.482701       329       0.28%       1.40%     (21.72%)
  MetLife Putnam Large Cap Growth                       190,680   2.415228       461       0.00%       1.40%     (31.81%)
  MetLife Loomis Sayles High Yield                       17,973   4.656099        84      13.15%       1.40%      (2.68%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                    As of December 31, 2001     For the Year ended December 31, 2001
                                                ------------------------------- ----------------------------------
                                                             Unit    Net Assets  Investment     Expense     Total
                                                  Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  MetLife Stock Index B                             4,339 $10.849814  $    47        0.00%       1.40%     (14.76%)
  MetLife Stock Index B, Series H                  18,920  10.852281      205        0.00%       1.30%     (14.68%)
  MetLife Stock Index B, Series I                  60,513  10.846117      656        0.00%       1.55%     (14.89%)
  MetLife Stock Index B, Series J                   2,734  10.844886       30        0.00%       1.60%     (14.93%)
  MetLife Stock Index B, Series K                  18,877  10.843650      205        0.00%       1.65%     (14.98%)
  MetLife Stock Index B, Series L                   8,266  10.842420       90        0.00%       1.70%     (15.02%)
  MetLife Stock Index B, Series M                      10  10.841188        -        0.00%       1.75%     (15.06%)
  MetLife Stock Index B, Series N                   6,382  10.839954       69        0.00%       1.80%     (15.11%)
  MetLife Stock Index B, Series O                   6,993  10.838729       76        0.00%       1.85%     (15.15%)
  MetLife Stock Index B, Series P                  20,493  10.837498      222        0.00%       1.90%     (15.19%)
  MetLife Stock Index B, Series Q                   2,363  10.836267       26        0.00%       1.95%     (15.23%)
  MetLife Stock Index B, Series R                      10  10.835035        -        0.00%       2.00%     (15.28%)
  MetLife Stock Index B, Series S                  13,284  10.833803      144        0.00%       2.05%     (15.32%)
  MetLife Stock Index B, Series T                   3,252  10.832576       35        0.00%       2.10%     (15.36%)
  MetLife Stock Index B, Series U                      10  10.828879        -        0.00%       2.25%     (15.49%)
  Van Kampen Emerging Growth Fund                 174,665   4.821098      842        0.00%       1.40%       7.33%
  Van Kampen Enterprise Portfolio                  68,149   3.911636      267        0.18%       1.40%      (7.70%)
  Van Kampen Strategic Stock Fund                  60,282   4.731900      285        0.00%       1.40%     (10.30%)
  Federated Equity Income Fund II                 116,932   4.191007      490        1.76%       1.40%     (11.74%)
  Federated High Income Bond Fund                  60,212   4.508910      271       11.35%       1.40%      (0.75%)
  Federated American Leaders Fund II              249,732   4.652030    1,162        1.29%       1.40%      (6.74%)
  Federated Growth Strategic Fund II               55,308   4.250258      235        1.75%       1.40%     (20.15%)
  Neuberger Berman Genesis                        478,656   6.931356    3,318        0.00%       0.89%       1.24%
  Neuberger Berman Partners                       295,027   5.364424    1,583        0.19%       0.89%      (2.45%)
  Alger Small Capitalization                    2,037,424   5.950023   12,123        0.05%       1.40%     (23.56%)
  Alger Small Capitalization, Series W          7,337,073   5.964960   43,765        0.05%       1.35%     (23.58%)
  T. Rowe Growth                                  656,181  62.605277   41,080        0.19%       0.89%      (2.53%)
  T. Rowe International                           664,996   8.507886    5,658        1.55%       0.89%     (22.60%)
  T. Rowe Prime Reserve                            91,744  16.441855    1,508        3.83%       0.89%       3.02%
  Janus Aspen Worldwide Growth                  1,246,925   6.676865    8,326        0.48%       0.89%     (23.37%)
  New England Zenith Davis Venture E              188,512  10.156586    1,916        0.00%       1.40%     (12.45%)
  New England Zenith Davis Venture E, Series H    226,063  10.164523    2,298        0.00%       1.30%     (12.36%)
  New England Zenith Davis Venture E, Series I    642,550  10.144691    6,518        0.00%       1.55%     (12.58%)
  New England Zenith Davis Venture E, Series J     82,802  10.142784      840        0.00%       1.60%     (12.62%)
  New England Zenith Davis Venture E, Series K    411,598  10.136771    4,172        0.00%       1.65%     (12.67%)
  New England Zenith Davis Venture E, Series L     72,352  10.135898      733        0.00%       1.70%     (12.71%)
  New England Zenith Davis Venture E, Series M      2,186  10.141791       22        0.00%       1.75%     (12.75%)
  New England Zenith Davis Venture E, Series N    348,124  10.124913    3,525        0.00%       1.80%     (12.80%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS

                                                                As of December 31, 2001    For the Year ended December 31, 2001
                                                             ----------------------------- ----------------------------------
                                                                        Unit    Net Assets  Investment     Expense     Total
                                                              Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                             ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  New England Zenith Davis Venture E, Series O                42,180 $10.125565   $  427       0.00%        1.85%     (12.84%)
  New England Zenith Davis Venture E, Series P               286,807  10.116997    2,902       0.00%        1.90%     (12.89%)
  New England Zenith Davis Venture E, Series Q                34,418  10.118686      348       0.00%        1.95%     (12.93%)
  New England Zenith Davis Venture E, Series R                 1,610  10.131238       16       0.00%        2.00%     (12.97%)
  New England Zenith Davis Venture E, Series S               264,065  10.105156    2,668       0.00%        2.05%     (13.02%)
  New England Zenith Davis Venture E, Series T                45,757  10.108370      463       0.00%        2.10%     (13.06%)
  New England Zenith Davis Venture E, Series U                    10  10.120696        -       0.00%        2.25%     (13.19%)
  New England Zenith Harris Oakmark Focused Value            100,592  11.947753    1,203       0.00%        1.40%      25.66%
  New England Zenith Harris Oakmark Focused Value, Series H  161,190  11.957073    1,927       0.00%        1.30%      25.79%
  New England Zenith Harris Oakmark Focused Value, Series I  485,067  11.933782    5,789       0.00%        1.55%      25.47%
  New England Zenith Harris Oakmark Focused Value, Series J   67,213  11.931546      802       0.00%        1.60%      25.41%
  New England Zenith Harris Oakmark Focused Value, Series K  285,336  11.924478    3,402       0.00%        1.65%      25.35%
  New England Zenith Harris Oakmark Focused Value, Series L   52,755  11.923451      629       0.00%        1.70%      25.28%
  New England Zenith Harris Oakmark Focused Value, Series M    6,246  11.930366       75       0.00%        1.75%      25.22%
  New England Zenith Harris Oakmark Focused Value, Series N  252,316  11.910526    3,005       0.00%        1.80%      25.16%
  New England Zenith Harris Oakmark Focused Value, Series O   35,600  11.911307      424       0.00%        1.85%      25.09%
  New England Zenith Harris Oakmark Focused Value, Series P  174,141  11.901244    2,072       0.00%        1.90%      25.03%
  New England Zenith Harris Oakmark Focused Value, Series Q   28,734  11.903225      342       0.00%        1.95%      24.97%
  New England Zenith Harris Oakmark Focused Value, Series R        9  11.917960        -       0.00%        2.00%      24.91%
  New England Zenith Harris Oakmark Focused Value, Series S  190,105  11.887327    2,260       0.00%        2.05%      24.84%
  New England Zenith Harris Oakmark Focused Value, Series T   24,632  11.891112      293       0.00%        2.10%      24.78%
  New England Zenith Harris Oakmark Focused Value, Series U        9  11.905572        -       0.00%        2.25%      24.59%
  Security First Trust Bond                                        -          -        -       0.75%        1.40%       1.83%
  Security First Trust Bond, Series AA                             -          -        -       0.75%        0.89%       1.89%
  Security First Trust Bond, Series W                              -          -        -       0.75%        1.35%       1.84%
  Security First Trust Bond, Series ZZZ                            -          -        -       0.75%        1.35%       1.84%
  Security First Trust T. Rowe Growth & Income                     -          -        -       0.17%        1.40%       2.69%
  Security First Trust T. Rowe Growth & Income, Series AA          -          -        -       0.17%        0.89%       2.75%
  Security First Trust T. Rowe Growth & Income, Series W           -          -        -       0.17%        1.35%       2.70%
  Security First Trust T. Rowe Growth & Income, Series ZZZ         -          -        -       0.17%        1.35%       2.70%
  Security First Trust U.S Government                              -          -        -       0.00%        1.40%       1.11%
  Security First Trust U.S Government, Series V                    -          -        -       0.00%        1.15%       1.14%
  Security First Trust U.S Government, Series W                    -          -        -       0.00%        1.35%       1.12%
  Security First Trust Equity                                      -          -        -       0.00%        1.40%      (5.05%)
  Security First Trust Equity, Series V                            -          -        -       0.00%        1.15%      (5.02%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                    MetLife Investors USA Insurance Company
               (Formerly Security First Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                             Financial Statements
                       December 31, 2002, 2001, and 2000
                                      and
                         Independent Auditors' Report

      Independent Auditors' Report

      The Board of Directors
      MetLife Investors USA Insurance Company
      (Formerly Security First Life Insurance Company)
      (a wholly owned subsidiary of MetLife Investors Group, Inc.)

      We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (formerly Security First Life Insurance Company) (the "Company") as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

      /s/  DELOITTE & TOUCHE, LLP

      Tampa, Florida
      March 7, 2003

                       METLIFE INVESTORS USA INSURANCE COMPANY
                  (Formerly Security First Life Insurance Company)
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                   BALANCE SHEETS
                             DECEMBER 31, 2002 and 2001
               (Dollars in thousands, except share and per share data)

                                                                 2002       2001
                                                              ---------- ----------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
   (amortized cost $ 2,511,089 and $1,871,519, respectively)  $2,599,321 $1,886,491
  Equity securities, at fair value (cost $1,735 and $1,957,
   respectively)                                                   1,929      1,529
  Mortgage loans on real estate                                  437,721    429,876
  Policy loans                                                    37,933     39,287
  Other limited partnership interests                              4,348          -
  Short-term investments                                          63,340      9,837
  Other invested assets                                                2      7,385
                                                              ---------- ----------
   Total investments                                           3,144,594  2,374,405
Cash and cash equivalents                                         41,452    150,454
Accrued investment income                                         32,165     26,890
Premiums and other receivables                                    36,703     36,323
Deferred policy acquisition costs                                272,242    181,256
Current income taxes receivable                                   26,650      9,249
Other assets                                                      41,694      2,411
Separate account assets                                        2,597,620  1,863,745
                                                              ---------- ----------
   Total assets                                               $6,193,120 $4,644,733
                                                              ========== ==========

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits                                      $  118,928 $  107,254
  Policyholder account balances                                2,837,425  2,283,320
  Other policyholder funds                                         2,839      1,178
  Long-term debt                                                  35,000     35,000
  Deferred income taxes payable                                   14,590     26,070
  Payables under securities loaned transactions                  224,569          -
  Other liabilities                                              154,389    136,558
  Separate account liabilities                                 2,597,620  1,863,745
                                                              ---------- ----------
   Total liabilities                                           5,985,360  4,453,125
                                                              ========== ==========

Commitments and contingencies (Note 7)

Stockholder's Equity:
Preferred stock, par value $1.00 per share; 1,000,000
   shares authorized; 200,000 issued and outstanding                 200        200
Common stock, par value $200.00 per share; 15,000
   shares authorized; 11,000 shares issued and outstanding         2,300      2,300
Additional paid-in capital                                        48,047     48,047
Retained earnings                                                126,001    134,960
Accumulated other comprehensive income                            31,212      6,101
                                                              ---------- ----------
   Total stockholder's equity                                    207,760    191,608
                                                              ---------- ----------
   Total liabilities and stockholder's equity                 $6,193,120 $4,644,733
                                                              ========== ==========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                  (Formerly Security First Life Insurance Company)
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001, and 2000
                               (Dollars in thousands)

                                                                2002      2001      2000
                                                              --------  --------  --------
REVENUES
Premiums                                                      $ 23,961  $ 15,915  $ 19,048
Universal life and investment-type product policy fees          33,761    20,515    39,354
Net investment income                                          173,340   173,745   168,789
Other revenues                                                     792     2,243     3,004
Net investment losses                                          (36,130)  (13,129)   (7,871)
                                                              --------  --------  --------
   Total revenues                                              195,724   199,289   222,324
                                                              --------  --------  --------

EXPENSES
Policyholder benefits and claims                                30,968    18,009    22,731
Interest credited to policyholder account balances             122,802   123,354   106,897
Other expenses                                                  59,947   104,128    64,980
                                                              --------  --------  --------
   Total expenses                                              213,717   245,491   194,608
                                                              --------  --------  --------

Net (loss) income before (benefit) provision for income taxes  (17,993)  (46,202)   27,716
(Benefit) provision for income taxes                            (9,034)  (18,856)    6,776
                                                              --------  --------  --------
Net (loss) income                                             $ (8,959) $(27,346) $ 20,940
                                                              ========  ========  ========




                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                  (Formerly Security First Life Insurance Company)
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001, and 2000
                               (Dollars in thousands)

                                                                                       Accumulated
                                                                 Additional               Other
                                                Preferred Common  Paid-in   Retained  Comprehensive
                                                  Stock   Stock   Capital   Earnings  Income (Loss)   Total
                                                --------- ------ ---------- --------  ------------- --------
Balance at December 31, 1999                      $200    $2,300  $48,047   $161,266    $(12,408)   $199,405
Comprehensive income:
 Net income                                                                   20,940                  20,940
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                         11,667      11,667
                                                                                                    --------
 Comprehensive income                                                                                 32,607
                                                ------------------------------------------------------------
Balance at December 31, 2000                       200     2,300   48,047    182,206        (741)    232,012
 Dividends on common stock                                                   (18,688)                (18,688)
 Dividends on preferred stock                                                 (1,212)                 (1,212)
Comprehensive loss:
 Net loss                                                                    (27,346)                (27,346)
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                          6,842       6,842
                                                                                                    --------
 Comprehensive loss                                                                                  (20,504)
                                                ------------------------------------------------------------
Balance at December 31, 2001                       200     2,300   48,047    134,960       6,101     191,608
Comprehensive income:
 Net loss                                                                     (8,959)                 (8,959)
 Other comprehensive income:
   Unrealized investment gains, net of related
     offsets, reclassification adjustments and
     income taxes                                                                         25,111      25,111
                                                                                                    --------
 Comprehensive income                                                                                 16,152
                                                                                                    --------
Balance at December 31, 2002                      $200    $2,300  $48,047   $126,001    $ 31,212    $207,760
                                                ============================================================


                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                  (Formerly Security First Life Insurance Company)
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001, and 2000
                               (Dollars in thousands)

                                                                                  2002        2001       2000
                                                                              -----------  ---------  ---------
Cash flows from operating activities
Net (loss) income                                                             $    (8,959) $ (27,346) $  20,940
 Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Depreciation and amortization expenses                                               -       (397)    (2,122)
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                               4,930       (328)         -
   Losses from sale of investments, net                                            36,130     13,129      7,871
   Interest credited to other policyholder account balances                       122,802    123,354    106,897
   Universal life and investment-type product policy fees                         (33,761)   (20,515)   (39,354)
   Change in accrued investment income                                             (5,275)       491      6,042
   Change in premiums and other receivables                                         3,304    (36,323)         -
   Change in deferred policy acquisition costs, net                              (126,822)   (22,550)    (4,465)
   Change in insurance-related liabilities                                         10,859    108,432          -
   Change in income taxes payable                                                 (42,048)   (16,668)         -
   Change in other liabilities                                                     53,133    113,189      5,256
   Other, net                                                                      15,485     38,885     20,841
                                                                              -----------  ---------  ---------
Net cash provided by operating activities                                          29,778    273,353    121,906
                                                                              -----------  ---------  ---------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities                                                               819,352    322,789    642,074
   Equity securities                                                                    -        415          -
   Mortgage loans on real estate                                                   22,476     18,033     31,073
 Purchases of:
   Fixed maturities                                                            (1,536,851)  (431,412)  (550,405)
   Equity securities                                                                 (299)      (413)         -
   Mortgage loans on real estate                                                  (31,833)   (23,898)  (102,024)
 Other limited partnership interests                                               (4,348)         -          -
 Net change in short-term investments                                             (53,503)    48,090      8,453
 Net change in policy loans                                                         1,354     (1,379)    (5,628)
 Net change in payable under securities loaned transactions                       224,569          -          -
 Other, net                                                                         7,529     (1,818)       133
                                                                              -----------  ---------  ---------
Net cash (used in) provided by investing activities                              (551,554)   (69,593)    23,676
                                                                              -----------  ---------  ---------

Cash flows from financing activities
 Policyholder account balances:
   Deposits                                                                     1,971,628    740,651    706,625
   Withdrawals                                                                 (1,558,854)  (774,891)  (853,530)
 Long-term debt repaid                                                                  -          -       (400)
 Dividends on preferred stock                                                           -     (1,212)         -
 Dividends on common stock                                                              -    (18,688)         -
                                                                              -----------  ---------  ---------
Net cash provided by (used in) financing activities                               412,774    (54,140)  (147,305)
                                                                              -----------  ---------  ---------
Change in cash and cash equivalents                                              (109,002)   149,620     (1,723)
Cash and cash equivalents, beginning of year                                      150,454        834      2,557
                                                                              -----------  ---------  ---------
Cash and cash equivalents, end of year                                        $    41,452  $ 150,454  $     834
                                                                              ===========  =========  =========
Supplemental disclosures of cash flow information:
 Cash paid during the year for:
   Interest                                                                   $     1,640  $   2,196  $   1,970
                                                                              ===========  =========  =========
   Income Taxes                                                               $    28,256  $     399  $   5,437
                                                                              ===========  =========  =========

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
                  (Formerly Security First Life Insurance Company)
            (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Business

      MetLife Investors USA Insurance Company (formerly Security First Life Insurance Company) (the "Company"), a Delaware domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). At December 31, 2002, MLIG was sold from Metropolitan Life Insurance Company ("Metropolitan Life") to MetLife. The Company markets, administers and insures a broad range of term life insurance policies and variable and fixed annuity contracts.

      Basis of Presentation

      The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Delaware State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies, estimates and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2002 presentation.

      Investments

      The Company's principal investments are in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values are based on valuation methodologies and assumptions deemed appropriate in the circumstances. The use of different assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of the interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded asset.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets are reported at their estimated fair value.

      Derivative Instruments

      The Company uses derivative instruments to manage risk through one of four principal risk management strategies: (i) the hedging of liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities and (iv) firm commitments and forecasted transactions. Additionally, the Company enters into income generation and replication derivative transactions as permitted by its derivatives use. The Company employs caps in its derivative hedging strategy.

      On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify as a hedge, according to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the derivative is recorded at fair value and changes in its fair value are generally reported in net investment gains or losses.

      The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, (v) a hedged firm commitment no longer meets the definition of a firm commitment, or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

      The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

      Cash and Cash Equivalents

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      Deferred Policy Acquisition Costs

      The Company incurs significant costs in connection with acquiring new insurance business. These costs, which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, expenses to administer the business creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs.

      Costs, which consist principally of commissions, and policy issue expenses, are amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins, and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual margins or gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs. This practice assumes that the expectation for long-term appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      Deferred policy acquisition costs for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      Information regarding deferred policy acquisition costs is as follows:

                                          Years ended December 31,
                                         ---------------------------
                                           2002     2001      2000
                                         -------- --------  --------
                                           (Dollars in thousands)
            Balance at January 1         $181,256 $164,905  $182,734
            Capitalizations               128,517    7,579    15,035
                                         -------- --------  --------
               Total                      309,773  172,484   197,769
                                         -------- --------  --------
            Amortization allocated to:
             Unrealized investment gains   35,836    6,199    22,294
             Other expenses                 1,695  (14,971)   10,570
                                         -------- --------  --------
               Total amortization          37,531   (8,772)   32,864
                                         -------- --------  --------
            Balance at December 31       $272,242 $181,256  $164,905
                                         ======== ========  ========

      Amortization of deferred policy acquisition costs is allocated to (i) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized and (ii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

      Future Policy Benefits and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 5% to 9%.

      Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 3% to 12%, less expenses, mortality charges and withdrawals.

      Recognition of Insurance Revenue and Related Benefits

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Other Revenues

      Other revenues include asset management and advisory fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      Income Taxes

      The Company applies the concepts of SFAS No. 109 Accounting for Income Taxes ("SFAS 109"), which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      Reinsurance

      The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      Separate Accounts

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders, and, accordingly, are not reflected in the Company's statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

      Application of Accounting Pronouncements

      In January 2003, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46") which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. FIN 46 is effective for all new variable interest entities created or acquired after January 31, 2003. For variable interest entities created or acquired prior to February 1, 2003, the provisions of FIN 46 must be applied for the first interim or annual period beginning after June 15, 2003. The initial application of this standard is not expected to have a material impact on the Company's financial statements.

      In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN 45. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company does not expect the initial adoption of FIN 45 to have a significant impact on the Company's financial statements.

      In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"), which must be adopted for exit and disposal activities initiated after December 31, 2002. SFAS 146 will require that a liability for a cost associated with an exit or disposal activity be recognized and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by the Emerging Issues Task Force ("EITF") 94-3, Liability Recognition for Certain Employee Termination Benefits and

      Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring) ("EITF 94-3"). The adoption of these requirements did not impact the Company's financial statements.

      In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. SFAS 145 is effective for fiscal years beginning after May 15, 2002, and the initial application of this standard did not have a significant impact on the Company's results of operations, financial position or cash flows.

      Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS
      144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's financial statements for 2002.

      In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin ("SAB") No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

      Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a Replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements did not have a material impact on the Company's financial statements.

      Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial statements.

      Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, had no material impact on either net income or comprehensive income. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

      Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's financial statements.

      Effective January 1, 2000, the Company adopted Statement of Position ("SOP") No. 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and
      (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's financial statements.

2.  INVESTMENTS

      Fixed Maturities and Equity Securities

      Fixed maturities and equity securities at December 31, 2002 were as follows:

                                        Cost or   Gross Unrealized
                                       Amortized  ---------------- Estimated
                                         Cost       Gain    Loss   Fair Value
                                       ---------- -------- ------- ----------
                                               (Dollars in thousands)
   Fixed Maturities:
     Bonds:
       U.S corporate securities        $  959,507 $ 57,787 $22,130 $  995,164
       Mortgage-backed securities         711,001   18,384   1,655    727,730
       Foreign corporate securities       298,136   23,062   2,911    318,287
       U.S. treasuries/agencies           214,451    3,780      23    218,208
       Asset-backed securities            283,223    9,658   1,071    291,810
       Foreign government securities       44,771    3,444      93     48,122
                                       ---------- -------- ------- ----------
       Total fixed maturities          $2,511,089 $116,115 $27,883 $2,599,321
                                       ========== ======== ======= ==========
   Equity Securities:
                                       ---------- -------- ------- ----------
     Common stocks                     $    1,735 $    194 $     - $    1,929
                                       ========== ======== ======= ==========

      Fixed maturities and equity securities at December 31, 2001 were as follows:

                                        Cost or   Gross Unrealized Estimated
                                       Amortized  ---------------    Fair
                                         Cost      Gain     Loss     Value
                                       ---------- -------  ------- ----------
   Fixed Maturities:
     Bonds:
       U.S corporate securities        $  803,575 $34,216  $23,511 $  814,280
       Mortgage-backed securities         586,201  10,586    2,362    594,425
       Foreign corporate securities       256,305   6,488    8,960    253,833
       U.S. treasuries/agencies            22,864     859       62     23,661
       Asset-backed securities            173,901   2,691    6,476    170,116
       Foreign government securities       28,673   1,805      302     30,176
                                       ---------- -------  ------- ----------
       Total fixed maturities          $1,871,519 $56,645  $41,673 $1,886,491
                                       ========== =======  ======= ==========
   Equity Securities:
                                       ---------- -------  ------- ----------
       Common stocks                   $    1,957 $   279  $   707 $    1,529
                                       ========== =======  ======= ==========

      The Company did not hold any foreign currency derivatives to hedge the exchange rate risk associated with foreign bonds at December 31, 2002 or 2001.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $176,397 thousand and $235,600 thousand at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, non-income producing fixed maturities were $2,463 thousand and $8,299 thousand, respectively.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2002, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    Cost or    Estimated
                                                   Amortized     Fair
                                                     Cost        Value
                                                   ----------  ----------
                                                   (Dollars in thousands)
       Due in one year or less                     $   78,023  $   79,118
       Due after one year through five years          589,335     611,792
       Due after five years through ten years         494,310     520,758
       Due after ten years                            355,197     368,113
                                                   ----------  ----------
           Subtotal                                 1,516,865   1,579,781
       Mortgage-backed and asset-backed securities    994,224   1,019,540
                                                   ----------  ----------
           Total bonds                             $2,511,089  $2,599,321
                                                   ==========  ==========

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales and writedowns of securities classified as available-for sale were as follows:

                                        Years ended December 31,
                                       --------------------------
                                         2002     2001     2000
                                       -------- -------- --------
                                         (Dollars in thousands)
               Proceeds                $344,356 $943,228 $642,074
               Gross investment gains     8,806      360   16,816
               Gross investment losses   22,705    6,589   24,872

      Gross investment losses above exclude writedowns recorded during 2002 and 2001 for other than temporarily impaired available-for-sale securities of $20,098 thousand and $4,918 thousand, respectively. There were no writedowns during 2000.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      Securities Lending Program

      Starting in 2002, the Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $201,585 thousand and an estimated fair value of $219,662 thousand were on loan under the program at December 31, 2002. The Company was liable for cash collateral under its control of $224,569 thousand at December 31, 2002. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the financial statements.

      Assets on Deposit

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $5,515 thousand and $5,650 thousand at December 31, 2002 and 2001, respectively.

      Mortgage Loans on Real Estate

      Mortgage loans on real estate were categorized as follows:

                                               December 31,
                                     --------------------------------
                                           2002             2001
                                     ---------------  ---------------
                                      Amount  Percent  Amount  Percent
                                     -------- ------- -------- -------
                                          (Dollars in thousands)
         Commercial mortgage loans   $373,007    85%  $368,473    86%
         Agricultural mortgage loans   66,762    15%    61,403    14%
                                     --------   ---   --------   ---
           Total                      439,769   100%   429,876   100%
                                                ===              ===
         Less: Valuation allowances     2,048                -
                                     --------         --------
           Mortgage loans            $437,721         $429,876
                                     ========         ========

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2002, approximately 24%, 10% and 10% of the properties were located in California, New York and Rhode Island, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                            December 31,
                                                       ----------------------
                                                                2002
                                                       ----------------------
                                                       (Dollars in thousands)
  Impaired mortgage loans with valuation allowances           $ 6,170
  Impaired mortgage loans without valuation allowances          3,928
                                                              -------
      Total                                                    10,098
  Less: Valuation allowances on impaired mortgages              2,048
                                                              -------
      Impaired mortgage loans                                 $ 8,050
                                                              =======

      There were no impaired mortgage loans on real estate for the years ended December 31, 2001 and 2000, respectively.

      The average investment in impaired mortgage loans on real estate was $3,682 thousand for the year ended December 31, 2002. Interest income on impaired mortgage loans was $806 thousand for the year ended December 31, 2002.

      The investment in restructured mortgage loans on real estate was $3,928 thousand at December 31, 2002. Interest income of $282 thousand was recognized on restructured loans for the year ended December 31, 2002. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $282 thousand for the year ended December 31, 2002.

      There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure for the years ended December 31, 2002 and 2001.

      Net Investment Income

      The components of net investment income were as follows:

                                                    Years ended December 31,
                                                   ---------------------------
                                                     2002     2001      2000
                                                   -------- --------  --------
                                                     (Dollars in thousands)
 Fixed maturities                                  $138,069 $130,888  $139,283
 Equity securities                                        -      (52)        -
 Mortgage loans on real estate                       30,950   33,852    29,301
 Policy loans                                         1,813    1,800     1,535
 Cash, cash equivalents and short-term investments    3,424    6,054     2,648
 Other                                                    -    1,983     1,030
                                                   -------- --------  --------
   Total                                            174,256  174,525   173,797
 Less: Investment expenses                              916      780     5,008
                                                   -------- --------  --------
   Net investment income                           $173,340 $173,745  $168,789
                                                   ======== ========  ========

      Net Investment Losses

      Net investment losses, including changes in valuation allowances, were as follows:

                                                   Years ended December 31,
                                                 ---------------------------
                                                   2002      2001      2000
                                                 --------  --------  -------
                                                    (Dollars in thousands)
   Fixed maturities                              $(33,476) $(11,152) $(8,056)
   Equity securities                                 (521)        5        -
   Mortgage loans on real estate                   (2,048)        -      185
   Other                                              (85)   (1,982)       -
                                                 --------  --------  -------
     Net investment losses                       $(36,130) $(13,129) $(7,871)
                                                 ========  ========  =======

      Net Unrealized Investment Gains (Losses)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                   Years ended December 31,
                                                 ---------------------------
                                                   2002      2001     2000
                                                 --------  -------  --------
                                                    (Dollars in thousands)
  Fixed maturities                               $ 88,232  $14,972  $ (2,768)
  Equity securities                                   194     (428)        -
                                                 --------  -------  --------
    Total                                          88,426   14,544   (12,408)
                                                 --------  -------  --------
  Amounts allocable to:
    Deferred policy acquisition costs             (40,408)  (4,572)    1,627
  Deferred income taxes                           (16,806)  (3,871)      400
                                                 --------  -------  --------
    Total                                         (57,214)  (8,443)    2,027
                                                 --------  -------  --------
      Net unrealized investment gains (losses)   $ 31,212  $ 6,101  $   (741)
                                                 ========  =======  ========

      The changes in net unrealized investment gains (losses) were as follows:

                                                  Years ended December 31,
                                                ---------------------------
                                                  2002      2001     2000
                                                --------  -------  --------
                                                   (Dollars in thousands)
    Balance at January 1                        $  6,101  $  (741) $(12,408)
    Unrealized investment gains during the year   73,882   17,312    40,242
    Unrealized investment losses relating to:
      Deferred policy acquisition costs          (35,836)  (6,199)  (22,294)
    Deferred income taxes                        (12,935)  (4,271)   (6,281)
                                                --------  -------  --------
    Balance at December 31                      $ 31,212  $ 6,101  $   (741)
                                                ========  =======  ========
    Net change in unrealized investment gains   $ 25,111  $ 6,842  $ 11,667
                                                ========  =======  ========

3.  DERIVATIVE INSTRUMENTS

      The table below provides a summary of the notional amount and fair value of derivative financial instruments held at December 31, 2002 and 2001:

                          2002                        2001
               --------------------------- ---------------------------
                          Current Market              Current Market
                          or Fair Value               or Fair Value
               Notional ------------------ Notional ------------------
                Amount  Assets Liabilities  Amount  Assets Liabilities
               -------- ------ ----------- -------- ------ -----------
          Caps $270,000   $2     $    -    $270,000  $137    $    -
               ========   ==     ======    ========  ====    ======

      The following is a reconciliation of the notional amounts by derivative type at December 31, 2002 and 2001:

                         December 31,                         December 31,
                             2001                                 2002
                           Notional             Terminations/   Notional
                            Amount    Additions  Maturities      Amount
                         ------------ --------- ------------- ------------
                                      (Dollars in thousands)
      BY DERIVATIVE TYPE
      Caps                 $270,000    $    -      $    -       $270,000
                           ========    ======      ======       ========

      BY STRATEGY
      Liability hedging    $270,000    $    -      $    -       $270,000
                           ========    ======      ======       ========

      The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2002:

                              Remaining Life
       -------------------------------------------------------------
       One Year   After One Year   After Five Years
       or Less  Through Five Years Through Ten Years After Ten Years  Total
       -------- ------------------ ----------------- --------------- --------
                               (Dollars in thousands)
  Caps $120,000      $150,000           $    -           $    -      $270,000
       ========      ========           ======           ======      ========

      The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2002 and 2001:

                                  2002                     2001
                        ------------------------ ------------------------
                                 Current Market           Current Market
                                  of Fair Value            of Fair Value
                        Notional --------------- Notional ---------------
                         Amount  Asset Liability  Amount  Asset Liability
                        -------- ----- --------- -------- ----- ---------
                                     (Dollars in thousands)
       BY TYPE OF HEDGE
       Non qualifying   $270,000  $2    $    -   $270,000 $137   $    -
                        ========  ==    ======   ======== ====   ======

      For the years ended December 31, 2002 and 2001, the Company recognized net investment expense of $48 thousand and $39 thousand, respectively, and net investment gains of $104 thousand and $1,982 thousand, respectively, from derivatives not designated as accounting hedges.

4.  FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                      Carrying   Estimated
                                                       Value     Fair Value
      December 31, 2002                              ----------  ----------
                                                     (Dollars in thousands)
      Assets:
        Fixed maturities                             $2,599,321  $2,599,321
        Equity securities                                 1,929       1,929
        Mortgage loans on real estate                   437,721     483,604
        Policy loans                                     37,933      37,933
        Short-term investments                           63,340      63,340
        Cash and cash equivalents                        41,452      41,452
      Liabilities:
        Policyholder account balances                 2,837,425   2,713,674
        Long-term debt                                   35,000      35,000
        Payable under securities loaned transactions    224,569     224,569

                                              Carrying   Estimated
                                               Value     Fair Value
             December 31, 2001               ----------  ----------
                                             (Dollars in thousands)
             Assets:
               Fixed maturities              $1,886,491  $1,886,491
               Equity securities                  1,529       1,529
               Mortgage loans on real estate    429,876     441,985
               Policy loans                      39,287      39,287
               Short-term investments             9,837       9,837
               Cash and cash equivalents        150,454     150,454
             Liabilities:
               Policyholder account balances  2,290,873   2,219,528
               Long-term debt                    35,000      35,000

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         Fixed Maturities and Equity Securities

            The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         Mortgage Loans on Real Estate

            Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

         Policy Loans

            The carrying values for policy loans approximate fair value.

         Cash and Cash Equivalents and Short-term Investments

            The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

         Policyholder Account Balances

            The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

         Long-term Debt and Payables Under Securities Loaned Transactions

            The fair values of long-term debt and payables under securities loaned transactions are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

         Derivative Instruments

            The fair value of derivative instruments, including caps, are based upon quotations obtained from dealers or other reliable sources. See
         Note 3 for derivative fair value disclosures.

5.  SEPARATE ACCOUNTS

      Separate accounts include one category of account type: non-guaranteed separate accounts totaling $2,597,620 thousand and $1,863,745 thousand at December 31, 2002 and 2001, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as investment-type product policy fees and totaled $33,761 thousand, $20,515 thousand, and $28,435 thousand for the years ended December 31, 2002, 2001 and 2000 respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk.

6.  DEBT

      Debt consisted of the following:

                                                        December 31,
                                                       ----------------------
                                                        2002        2001
                                                         -------    -------
                                                       (Dollars in thousands)
          Surplus notes, interest rate 5%              $25,000     $25,000
          Surplus notes, interest rate LIBOR plus .75%  10,000      10,000
                                                         -------    -------
            Total long-term debt                       $35,000     $35,000
                                                         =======    =======

      Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the surplus notes may be redeemed, in whole or in part, at the election of MLIG at any time.

      The aggregate maturities of long-term debt for the Company are payable upon regulatory approval.

      There are no principal payments due on the notes payable during the next five years.

      Interest expense related to the Company's indebtedness, included in other expenses, was $1,640 thousand, $2,196 thousand and $1,970 thousand for the years ended December 31, 2002, 2001 and 2000, respectively.

7.  COMMITMENTS AND CONTINGENCIES

      There are no pending legal proceedings which are beyond the ordinary course of business which could have a material financial effect on the Company.

8.  RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2002 and 2001. The affiliated companies are Metropolitan Life, which provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company and MLIG and MetLife Investors Distribution Company, which provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2002 and 2001 for the Company, recorded in other expenses, were $58,728 thousand and $33,169 thousand, respectively.

      Prior to 2001, the Company had marketing and administrative agreements with MLIG under which MLIG provided most of the Company's marketing and policyholder administration services. The amount incurred under these agreements, recorded in other expenses, was $51,487 thousand for 2000. A substantial portion of these amounts are commissions and were deferred as policy acquisition costs.

      Prior to 2001, the Company had management agreements with MLIG under which the latter provided certain personnel, administrative services and office space. The amount incurred under these agreements, recorded in other expenses, was $3,823 thousand in 2000.

      The Company had marketing and administrative agreements with Metropolitan Life under which the latter provided certain marketing and policyholder administration services. The amounts incurred under these agreements, recorded in other expenses, was $5,802 thousand in 2000.

      The Company had investment advisory agreements with Met Investors Advisory LLC, a subsidiary of MLIG. Fees of $5,466 thousand were paid in 2000 pursuant to these agreements and recorded in other expenses.

      Since the company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

      In December 2001, the Company paid dividends on preferred and common stock in the amount of $19,900 thousand to MLIG.

9.  INCOME TAXES

      Income tax (benefit) provision attributable to income from continuing operations consists of the following:

                                               Years ended December 31,
                                              --------------------------
                                                2002      2001     2000
                                              --------  --------  ------
                                                (Dollars in thousands)
        Current income tax expense (benefit)  $ 15,353  $ (9,669) $1,682
        Deferred income tax (benefit) expense  (24,387)   (9,187)  5,094
                                              --------  --------  ------
        (Benefit) provision for income taxes  $ (9,034) $(18,856) $6,776
                                              ========  ========  ======

      Income tax (benefit) provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following:

                                                   Years ended December 31,
                                                  --------------------------
                                                    2002     2001      2000
                                                  -------  --------  -------
                                                    (Dollars in thousands)
   Tax (benefit) provision at U.S. statutory rate $(6,298) $(16,171) $ 9,701
   Decrease in income tax resulting from:
     Tax exempt investment income                  (2,735)   (2,685)  (4,123)
     Other, net                                        (1)        -    1,198
                                                  -------  --------  -------
   (Benefit) provision for income taxes           $(9,034) $(18,856) $ 6,776
                                                  =======  ========  =======

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                    December 31,
                                                  ----------------------
                                                    2002       2001
                                                   --------    -------
                                                  (Dollars in thousands)
             Deferred income tax assets:
               Reserve for future policy benefits $ 97,708    $38,734
               Loss and credit carryforwards         6,118          -
               Other, net                              875          -
                                                   --------    -------
               Total deferred tax asset            104,701     38,734
                                                   --------    -------

             Deferred income tax liabilities:
               Deferred policy acquisition costs    82,535     60,452
               Investments                          19,950        276
               Unrealized gain on investments       16,806      3,871
               Other, net                                -        205
                                                   --------    -------
                                                   119,291     64,804
                                                   --------    -------
             Net deferred income tax liability    $ 14,590    $26,070
                                                   ========    =======

      The Company has capital loss carryforwards of $17,500 thousand at December 31, 2002, which will expire in 2007. The loss carryforwards are expected to be utilized during the period allowed.

      The Company has been audited by the Internal Revenue Service for the years through and including 1997. The Company is being audited for the years 1998 through 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

10. REINSURANCE

      Effective April 1, 2001, the Company entered into a Yearly Renewable Term ("YRT") reinsurance agreement with Exeter Reassurance Company, Ltd., (a MetLife affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company ceded reserves of $267 thousand and $16 thousand at December 31, 2002 and 2001, respectively. The Company recognized operating losses of approximately ($560) thousand and ($61) thousand from this transaction in 2002 and 2001, respectively.

      The Company currently reinsures 90% of its new production of variable and fixed annuities to an affiliate. Also, the Company currently reinsures 55% of the riders containing benefit guarantees related to variable annuities. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                               Year ended December 31,
                                              -------------------------
                                                2002     2001     2000
                                              -------  -------  -------
                                                (Dollars in thousands)
        Direct premiums                       $28,835  $21,031  $25,004
        Reinsurance ceded                      (4,874)  (5,116)  (5,956)
                                              -------  -------  -------
        Net premiums                          $23,961  $15,915  $19,048
                                              =======  =======  =======
        Reinsurance recoveries netted against
          policyholder benefits               $ 4,910  $ 2,942
                                              =======  =======

      Reinsurance recoverables, included in premiums and other receivables, were $645 thousand and $659 thousand at December 31, 2002 and 2001, respectively.

11. STATUTORY CAPITAL AND RESTRICTIONS

      Dividend Restrictions

      Under the Delaware Insurance Law, the maximum amount of distributions which can be made to the Company's parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company's surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2002, the maximum amount of dividends the Company could pay MLIG in 2003 without prior approval from the state insurance regulatory authorities is $40,245 thousand.

      Statutory Equity and Income

      The Company is required to file annual statements with various state insurance regulatory authorities on a statutory basis.

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The impact of adoption did not materially impact statutory capital and surplus. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

      Statutory net income of the Company, as filed with the Delaware Insurance Department, was $13,402 thousand, $1,334 thousand and $10,536 thousand for the years ended 2002, 2001 and 2000, respectively; statutory capital and surplus, as filed, was $148,055 thousand and $124,196 thousand at December 31, 2002 and 2001, respectively.

12. OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income:

                                                               Years ended December 31,
                                                              --------------------------
                                                                2002      2001     2000
                                                              --------  -------  -------
                                                                (Dollars in thousands)
Holding gains (losses) on investments arising during the year $ 34,600  $(6,644) $10,078
Income tax effect of holding (gains) or losses                 (11,749)   1,945   (3,527)
Reclassification adjustments:
  Recognized holding losses included in current year income     33,997   24,008    7,871
  Amortization of premiums and accretion of discounts
    associated with investments                                  5,285      (52)       -
  Income tax effect                                            (13,513)  (8,385)  (2,755)
Allocation of holding losses on investments relating to other
  policyholder amounts                                         (35,836)  (6,199)       -
Income tax effect of allocation of holding gains or losses to
  other policyholder amounts                                    12,327    2,169        -
                                                              --------  -------  -------
Other comprehensive income                                    $ 25,111  $ 6,842  $11,667
                                                              ========  =======  =======

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------------
The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Statement of Assets and Liabilities as of December 31, 2002.

3.   Statement of Operations for the year ended December 31, 2002.

4. Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001.

5.   Notes to Financial Statements - December 31, 2002 and 2001.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Balance Sheets as of December 31, 2002 and 2001.

3.   Statements of Income for the years ended December 31, 2002, 2001 and 2000.

4. Statements of Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

5.   Statements of Cash Flows for the years ended December 31, 2002, 2001 and
     2000.

6.   Notes to Financial Statements - December 31, 2002, 2001 and 2000.

    b. Exhibits
       ---------------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.**

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.##

     4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.+++

          (ii) Enhanced Dollar Cost Averaging Rider+++

          (iii) Three Month Market Entry Rider+++

          (iv) Death Benefit Rider - (Compounded-Plus)+++

          (v)  Death Benefit Rider - (Annual Step-Up)+++

          (vi) Guaranteed Minimum Income Benefit Rider - (Living Benefit)+++

          (vii) Additional Death Benefit Rider - (Earnings Preservation Benefit)+++

          (viii) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider+++

          (ix) Terminal Illness Rider+++

          (x)  Individual Retirement Annuity Endorsement+++

          (xi) Roth Individual Retirement Annuity Endorsement+++

          (xii) 401 Plan Endorsement+++

          (xiii) Tax Sheltered Annuity Endorsement+++

          (xiv) Unisex Annuity Rates Rider+++

     5.   Variable Annuity Application.+++

     6.   (i)  Copy of Articles of Incorporation of the Company.#

          (ii) Copy of the Bylaws of the Company.#

     7. (i) Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life Insurance Company.

          (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd.

     8. (i) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

          (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.+

          (iii) Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.***

          (iv) Form of Fund Participation Agreement - Dreyfus***

          (v) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company**

          (vi) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company++

          (vii) Form of Fund Participation Agreement - INVESCO Variable Investment Funds, Inc.***

          (viii) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company++

          (ix) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund***

          (x) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company++

          (xi) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company+

          (xii) Form of Fund Participation Agreement - PIMCO Variable Insurance Trust***

          (xiii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company++

          (xiv) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.*

          (xv) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.*

          (xvi) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company.*

          (xvii) Form of Participation Agreement between MetLife Investors USA Insurance Company and Met Investors Series Trust

     9.   Consent of Counsel.

     10.  Consents of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.**

     13.  Calculation of Performance Information.###

     14.  Company Organizational Chart.

     + incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

     ++ incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     +++ incorporated by reference to Registrant's N-4 (File Nos. 333-50540 and 811-5200) filed electronically November 22, 2000).

     * incorporated by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-52001) as electronically filed on April 29, 1998.

     ** incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     *** incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.

     # incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

     ## incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-5200) filed electronically March 6, 2001.

     ### incorporated by reference to Registrant's Post Effective No. 2 to Form N-4 (File nos. 333-54470 and 811-3365) filed on October 5, 2001.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                          Positions and Offices
Business Address                            with Depositor
----------------------                      ----------------------

Michael K. Farrell                          Chairman of the Board, President,
22 Corporate Plaza Drive                    Chief Executive Officer and Director
Newport Beach, CA  92660

Susan A. Buffum                             Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                            Executive Vice President, Chief
22 Corporate Plaza Drive                    Financial Officer and Director
Newport Beach, CA  92660

Michael R. Fanning                          Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                         Director
One Madison Avenue
New York, NY  10010

George Foulke                               Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                            Director
501 Boylston Street
Boston, MA  02116

Richard C. Pearson                          Senior Vice President, General
22 Corporate Plaza Drive                    Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                           Assistant Vice President and
22 Corporate Plaza Drive                    Director
Newport Beach, CA 92660

Debora L. Buffington                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA  92660

Betty Davis                                 Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                              Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116

Anthony J. Williamson                       Treasurer
One Madison Avenue
New York, NY  10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart is filed as Exhibit 14 herewith.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of March 28, 2003, there were 2,609 qualified contract owners and 2,204 non-qualified contract owners.

ITEM 28.   INDEMNIFICATION

None.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust MetLife Investors Variable Annuity Account One MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One MetLife Investors Variable Life Account Five First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President and Director
One Madison Avenue
New York, NY  10010

Edward Wilson                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

A. Frank Beaz                           Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                          Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland                       Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010

     (c) Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 25th day of April, 2003.

                               METLIFE INVESTORS USA SEPARATE ACCOUNT A
                               (Registrant)

                          By:  METLIFE INVESTORS USA INSURANCE COMPANY

                          By:  /s/ MICHAEL K. FARRELL
                               -----------------------------------------

                               METLIFE INVESTORS USA INSURANCE COMPANY
                               Depositor

                           By: /s/ MICHAEL K. FARRELL
                               -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ MICHAEL K. FARRELL        Chief Executive Officer, President            4-25-03
----------------------------- and Director                                 --------
Michael K. Farrell                                                           Date

/s/ JAMES P. BOSSERT          Executive Vice President and Chief Financial   4-25-03
---------------------------   Officer (Principal Accounting Officer) and    --------
James P. Bossert                Director                                     Date

/s/ SUSAN A. BUFFUM*          Director                                       4-25-03
----------------------------                                                --------
Susan A. Buffum                                                              Date

/s/ MICHAEL R. FANNING*       Director                                       4-25-03
----------------------------                                                --------
Michael R. Fanning                                                           Date

                              Director                                       4-25-03
----------------------------                                                --------
Elizabeth M. Forget                                                          Date

                              Director                                       4-25-03
----------------------------                                                --------
George Foulke                                                                Date

/s/ HUGH C. MCHAFFIE*          Director                                       4-25-03
----------------------------                                                --------
Hugh C. McHaffie                                                             Date

/s/ RICHARD C. PEARSON        Director                                       4-25-03
----------------------------                                                --------
Richard C. Pearson                                                           Date

                              Director                                       4-25-03
----------------------------                                                --------
Jeffrey A. Tupper                                                            Date

                                    *By: /s/RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact


                     METLIFE INVESTORS USA INSURANCE COMPANY

                                Power of Attorney

                               Michael K. Farrell
                        Chairman of the Board, President
                           and Chief Executive Officer

     KNOW ALL MEN BY THESE PRESENTS, that I, Chairman of the Board, President and Chief Executive Officer of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of December, 2002.

                                             /s/ Michael K. Farrell
                                             ----------------------------------
                                             Michael K. Farrell

                     METLIFE INVESTORS USA INSURANCE COMPANY

                                Power of Attorney

                                James P. Bossert
               Executive Vice President, Chief Financial Officer,
                    Principal Accounting Officer and Director

     KNOW ALL MEN BY THESE PRESENTS, that I, Executive Vice President, Chief Financial Officer, Principal Accounting Officer and Director of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele
H. Abate, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.

                                             /s/ James P. Bossert
                                             ----------------------------------
                                             James P. Bossert

                     METLIFE INVESTORS USA INSURANCE COMPANY

                                Power of Attorney

                                 Susan A. Buffum
                                    Director

     KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele H. Abate, James
P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.

                                             /s/ Susan A. Buffum
                                             ----------------------------------
                                             Susan A. Buffum

                     METLIFE INVESTORS USA INSURANCE COMPANY

                                Power of Attorney

                               Michael R. Fanning
                                    Director

     KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele H. Abate, James
P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of December, 2002.

                                             /s/ Michael R. Fanning
                                             ----------------------------------
                                             Michael R. Fanning

                     METLIFE INVESTORS USA INSURANCE COMPANY

                                Power of Attorney

                                Hugh C. McHaffie
                                    Director

     KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele H. Abate, James
P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 31st day of December, 2002.

                                             /s/ Hugh C. McHaffie
                                             ----------------------------------
                                             Hugh C. McHaffie

                     METLIFE INVESTORS USA INSURANCE COMPANY

                                Power of Attorney

                               Richard C. Pearson
                       Executive Vice President, Secretary
                                  and Director

     KNOW ALL MEN BY THESE PRESENTS, that I, a Executive Vice President, Secretary and Director of MetLife Investors USA Insurance Company, a Delaware company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors USA Separate Account A or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of December, 2002.

                                             /s/ Richard C. Pearson
                                             ----------------------------------
                                             Richard C. Pearson

                         INDEX TO EXHIBITS

EX-99.B7. (i)  Reinsurance Agreement between MetLife Investors USA Insurance
               Company and Metropolitan Life Insurance Company.
EX-99.B7. (ii) Automatic Reinsurance Agreement between MetLife Investors USA
               Insurance Company and Exeter Reassurance Company, Ltd.
EX-99.B8(xvii) Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory Corp., MetLife Investors Distribution Company
               and MetLife Investors USA Insurance Company
EX-99.B9       Consent of Counsel.
EX-99.B10      Consent of Independent Auditors.
EX-99.B.14     Company Organizational Chart.